UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Financials - 22.2%
Capital Markets - 2.0%
Credit Suisse Group AG(a)	275,863	$10,750,992
Deutsche Bank AG	422,500	24,936,161
Macquarie Group Ltd.	314,805	10,620,094
Man Group PLC	3,430,044	13,047,063
UBS AG(a)	2,008,594	36,655,965

		96,010,275

Commercial Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	496,600	11,771,813
Banco Santander SA	1,017,000	11,715,980
Barclays PLC	7,460,300	30,604,769
BNP Paribas SA	586,697	45,239,589
Danske Bank A/S(a)	465,450	8,614,492
HSBC Holdings PLC	6,947,500	68,882,613
KBC Groep NV	653,600	25,646,615
Lloyds Banking Group PLC(a)	44,402,200	34,892,747
Mitsubishi UFJ Financial Group, Inc.	1,747,500	8,516,154
National Australia Bank Ltd.	1,714,421	47,399,346
National Bank of Canada	256,200	20,778,645
Royal Bank of Scotland Group PLC(a)	109,852	67,950
Societe Generale SA	897,194	53,137,222
Standard Chartered PLC	2,268,151	59,579,043
Sumitomo Mitsui Financial Group, Inc.	1,171,000	36,107,418
UniCredit SpA	11,581,375	24,514,474

		487,468,870

Diversified Financial Services - 2.0%
IG Group Holdings PLC	4,023,570	28,148,891
ING Groep NV(a)	3,972,600	48,956,351
ORIX Corp.	176,120	17,131,510

		94,236,752

Insurance - 4.9%
Admiral Group PLC	1,606,407	42,839,048
Aegon NV(a)	3,479,500	23,709,382
AIA Group Ltd.(a)	9,584,400	33,425,454
Allianz SE	393,000	54,802,583
Aviva PLC	4,186,000	29,465,423
Industrial Alliance Insurance & Financial Services, Inc.	92,072	3,828,179
Muenchener Rueckversicherungs AG	166,300	25,386,519
Prudential PLC	1,720,100	19,861,662

		233,318,250

Real Estate Management & Development - 3.0%
CapitaLand Ltd.	7,000,000	16,629,448
Hang Lung Group Ltd.	3,519,200	22,345,822
Hang Lung Properties Ltd.	13,589,000	56,048,324
Mitsubishi Estate Co., Ltd.	1,365,000	23,955,677
Mitsui Fudosan Co., Ltd.	605,000	10,419,846

Company	Shares	U.S. $ Value
New World Development Ltd.	7,927,354	$12,035,466

		141,434,583

		1,052,468,730

Consumer Discretionary - 14.9%
Auto Components - 2.0%
Bridgestone Corp.	1,282,200	29,542,560
Faurecia	241,819	10,370,437
GKN PLC	6,291,500	23,456,435
Magna International, Inc. - Class A	385,300	20,834,045
NGK Spark Plug Co., Ltd.	735,000	10,155,842
Sumitomo Rubber Industries Ltd.	137,500	1,663,903

		96,023,222

Automobiles - 2.3%
Mazda Motor Corp.(a)	237,000	624,542
Nissan Motor Co., Ltd.	3,599,900	37,832,113
Renault SA	460,500	27,321,620
Toyota Motor Corp.	1,025,700	42,237,493

		108,015,768

Distributors - 1.6%
Inchcape PLC	1,642,200	11,027,567
Li & Fung Ltd.	33,948,000	67,851,484

		78,879,051

Hotels, Restaurants & Leisure - 0.7%
Shangri-La Asia Ltd.	11,117,833	27,351,778
Thomas Cook Group PLC	2,253,000	4,814,705

		32,166,483

Household Durables - 1.3%
Sharp Corp.	4,127,000	37,663,114
Sony Corp.	859,100	22,667,572

		60,330,686

Internet & Catalog Retail - 0.6%
Rakuten, Inc.	27,569	28,534,581

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	392,500	4,724,675

Media - 1.0%
Informa PLC	1,577,000	10,946,140
Publicis Groupe SA	218,559	12,200,848
Vivendi SA	862,474	24,039,684

		47,186,672

Multiline Retail - 0.4%
Don Quijote Co., Ltd.	517,900	18,010,580

Specialty Retail - 4.4%
Esprit Holdings Ltd.	3,306,134	10,330,021
Fast Retailing Co., Ltd.	167,500	27,089,485
Hennes & Mauritz AB - Class B	1,884,950	64,995,193
Inditex SA	766,736	69,860,181
Nitori Holdings Co., Ltd.	141,850	13,462,953

Company	Shares	U.S. $ Value
Yamada Denki Co., Ltd.	263,010	$21,429,930

		207,167,763

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	165,839	10,867,933
LVMH Moet Hennessy Louis Vuitton SA	76,800	13,800,733
Yue Yuen Industrial Holdings Ltd.	692,000	2,201,251

		26,869,917

		707,909,398

Industrials - 13.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	4,703,200	24,059,961

Air Freight & Logistics - 0.4%
Kuehne & Nagel International AG	133,643	20,303,709

Building Products - 0.9%
Asahi Glass Co., Ltd.	2,684,000	31,408,901
Cie de St-Gobain	134,800	8,737,468

		40,146,369

Commercial Services & Supplies - 2.0%
Aggreko PLC	1,507,300	46,699,931
Rentokil Initial PLC(a)	2,426,000	3,701,383
Serco Group PLC	4,672,592	41,448,399

		91,849,713

Construction & Engineering - 0.9%
Bouygues SA	997,600	43,868,629

Electrical Equipment - 1.5%
Furukawa Electric Co., Ltd.	2,629,000	10,976,320
Mitsubishi Electric Corp.	1,151,000	13,370,130
Sumitomo Electric Industries Ltd.	1,686,300	24,595,760
Vestas Wind Systems A/S(a)	930,431	21,598,920

		70,541,130

Industrial Conglomerates - 1.0%
Keppel Corp. Ltd.	5,219,400	47,223,302

Machinery - 2.1%
Fanuc Corp.	319,800	53,477,913
Komatsu Ltd.	1,498,300	46,781,606

		100,259,519

Professional Services - 2.4%
Capita Group PLC (The)	6,715,600	77,131,038
Experian PLC	1,942,800	24,747,208
Intertek Group PLC	406,766	12,891,188

		114,769,434

Road & Rail - 1.2%
DSV A/S	1,297,288	31,140,963
East Japan Railway Co.	167,200	9,575,675
Firstgroup PLC	149,626	819,453
Nippon Express Co., Ltd.	4,155,000	16,836,554

		58,372,645

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	1,196,000	$29,873,512
Mitsui & Co., Ltd.	682,500	11,800,509

		41,674,021

		653,068,432

Energy - 11.1%
Energy Equipment & Services - 4.3%
AMEC PLC	2,881,800	50,355,319
Petrofac Ltd.	2,873,600	69,877,291
Saipem SpA	729,800	37,687,090
Technip SA	454,300	48,697,073

		206,616,773

Oil, Gas & Consumable Fuels - 6.8%
Afren PLC(a)	10,087,100	25,554,617
BP PLC	6,510,600	47,937,494
ENI SpA	1,356,340	32,143,815
JX Holdings, Inc.	2,947,700	19,826,351
Nexen, Inc. (Toronto)	1,216,950	27,431,690
OMV AG	451,700	19,733,153
Penn West Petroleum Ltd.	785,821	18,145,299
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	2,245,491	79,734,419
Suncor Energy, Inc. (Toronto)	1,329,260	52,098,116

		322,604,954

		529,221,727

Materials - 11.0%
Chemicals - 5.9%
Agrium, Inc. (Toronto)	162,700	14,286,965
Air Water, Inc.	419,000	5,047,543
Clariant AG(a)	868,600	16,617,530
DIC Corp.	2,551,000	6,042,547
Incitec Pivot Ltd.	337,316	1,404,829
Israel Chemicals Ltd.	5,163,200	82,394,919
K&S AG	1,119,500	85,964,500
Koninklijke DSM NV	318,604	20,676,268
Mitsubishi Gas Chemical Co., Inc.	1,508,000	11,048,418
Potash Corp. of Saskatchewan, Inc.	592,800	33,783,672

		277,267,191

Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	187,100	11,811,623
JFE Holdings, Inc.	1,313,000	36,109,651
Newcrest Mining Ltd.	329,400	13,347,201
OneSteel Ltd.	2,872,361	5,736,077
Rio Tinto PLC	1,366,700	98,683,588
ThyssenKrupp AG	648,700	33,704,922
Xstrata PLC	1,989,960	43,829,655

		243,222,717

		520,489,908

Consumer Staples - 8.9%
Beverages - 2.0%
Anheuser-Busch InBev NV	1,303,170	75,632,556

Company	Shares	U.S. $ Value
Asahi Breweries Ltd.	898,400	$18,096,935

		93,729,491

Food & Staples Retailing - 3.6%
Delhaize Group SA	237,913	17,851,918
Koninklijke Ahold NV	1,682,700	22,624,353
Olam International Ltd.	31,749,227	70,578,715
Sugi Holdings Co., Ltd.	212,900	5,556,363
Tesco PLC	8,042,538	51,962,681

		168,574,030

Tobacco - 3.3%
British American Tobacco PLC	1,629,113	71,439,198
Imperial Tobacco Group PLC	1,026,800	34,184,719
Japan Tobacco, Inc.	13,578	52,412,045

		158,035,962

		420,339,483

Information Technology - 5.1%
Computers & Peripherals - 1.8%
Fujitsu Ltd.	4,227,000	24,161,086
Logitech International SA(a)	3,300,442	37,046,234
Toshiba Corp.	4,117,000	21,706,244

		82,913,564

Internet Software & Services - 0.7%
Kakaku.com, Inc.	1,408	9,900,832
Telecity Group PLC(a)	2,669,317	23,730,999

		33,631,831

IT Services - 0.1%
Cap Gemini SA	77,099	4,514,739

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	1,635,500	13,660,485

Semiconductors & Semiconductor Equipment - 0.1%
Sumco Corp.(a)	418,200	7,080,289

Software - 2.1%
Aveva Group PLC	175,459	4,830,165
Konami Corp.	354,000	8,384,835
SAP AG	935,600	56,723,807
Temenos Group AG(a)	983,955	30,347,559

		100,286,366

		242,087,274

Health Care - 4.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd.	74,400	5,758,383

Pharmaceuticals - 4.0%
AstraZeneca PLC	1,246,300	62,291,681
GlaxoSmithKline PLC	379,016	8,123,927
Novartis AG	869,080	53,263,404
Roche Holding AG	217,000	36,330,292

Company	Shares	U.S. $ Value
Sanofi	339,000	$27,269,362

		187,278,666

		193,037,049

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 2.9%
Nippon Telegraph & Telephone Corp.	1,042,400	50,276,849
Telecom Corp. of New Zealand Ltd.	4,625,844	9,360,741
Telecom Italia SpA (ordinary shares)	19,758,900	27,484,420
Telecom Italia SpA (savings shares)	11,715,800	13,629,890
Telenor ASA	903,600	14,787,675
Telstra Corp. Ltd.	6,384,100	19,837,862

		135,377,437

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	19,919,300	52,818,824

		188,196,261

Utilities - 1.6%
Electric Utilities - 1.4%
E.ON AG	1,473,900	41,894,699
EDP - Energias de Portugal SA	4,483,900	15,912,635
Tokyo Electric Power Co., Inc. (The)	2,143,000	8,675,177

		66,482,511

Gas Utilities - 0.2%
Tokyo Gas Co., Ltd.	1,854,000	8,367,763

		74,850,274

Total Common Stocks (cost $4,259,314,926)		4,581,668,536

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co. 0.01%, dated 6/30/11 due 07/01/2011 in the amount of $55,437,232 (collateralized by $53,045,000 U.S. Treasury Bill, zero coupon to 3.125%, due 8/11/11 to 4/30/17, value 56,549,079) (cost $55,437,217)	$55,437	55,437,217

U.S. $ Value
Total Investments - 97.9% (cost $4,314,752,143)(b)	$4,637,105,753
Other assets less liabilities - 2.1%	100,418,181

Net Assets - 100.0%	$4,737,523,934

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Australian Dollar settling 7/15/11	36,142	$38,654,231	$38,715,025	$60,794
Canadian Imperial Bank of Commerce
Swiss Franc settling 7/15/11	81,513	92,476,454	96,958,301	4,481,847
Citibank NA:
New Zealand Dollar settling 10/14/11	120,596	97,112,341	99,236,168	2,123,827
Norwegian Krone settling 7/15/11	1,294,098	238,372,046	239,716,585	1,344,539
Deutsche Bank AG London:
Canadian Dollar settling 7/15/11	10,380	10,774,341	10,759,912	(14,429)
Royal Bank of Scotland PLC:
Euro settling 7/15/11	272,842	394,122,997	395,551,651	1,428,654
Japanese Yen settling 7/15/11	2,088,281	25,711,413	25,941,020	229,607
Japanese Yen settling 7/15/11	2,083,922	26,462,838	25,886,872	(575,966)
Japanese Yen settling 7/15/11	3,589,758	45,584,808	44,592,651	(992,157)
Societe Generale:
Euro settling 7/15/11	70,787	98,752,254	102,623,184	3,870,930
Swiss Franc settling 7/15/11	101,329	112,550,137	120,529,626	7,979,489
Swiss Franc settling 7/15/11	32,004	37,590,868	38,067,667	476,799
Swiss Franc settling 10/14/11	115,396	135,648,820	137,350,441	1,701,621
UBS AG:
Swedish Krona settling 7/15/11	1,482,179	236,903,019	234,194,108	(2,708,911)
Westpac Banking Corp.:
Australian Dollar settling 7/15/11	80,831	83,858,525	86,585,528	2,727,003
Australian Dollar settling 7/15/11	55,486	57,752,326	59,436,165	1,683,839
Sale Contracts
Citibank NA:
Great British Pound settling 7/15/11	95,666	157,084,050	153,520,408	3,563,642
Goldman Sachs International:
Great British Pound settling 7/15/11	46,491	74,880,729	74,606,624	274,105
Japanese Yen settling 7/15/11	2,083,922	25,542,642	25,886,872	(344,230)
Morgan Stanley and Co., Inc.:
Great British Pound settling 7/15/11	18,352	29,511,668	29,450,448	61,220
Royal Bank of Scotland PLC:
Great British Pound settling 7/15/11	208,798	340,645,585	335,069,453	5,576,132
Swiss Franc settling 7/15/11	101,329	113,006,403	120,529,626	(7,523,223)
Swiss Franc settling 7/15/11	113,517	126,597,912	135,025,968	(8,428,056)
Societe Generale:
Euro settling 7/15/11	70,787	99,016,148	102,623,184	(3,607,036)
Euro settling 7/15/11	208,870	297,275,481	302,808,488	(5,533,007)
Japanese Yen settling 7/15/11	3,589,758	42,729,553	44,592,651	(1,863,098)
Japanese Yen settling 7/15/11	17,992,285	214,165,492	223,503,556	(9,338,064)
UBS AG:
Canadian Dollar settling 7/15/11	192,021	200,294,985	199,049,036	1,245,949

(a)	Non-income producing security.
(b)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $565,678,394 and gross unrealized depreciation of investments was $(243,324,784), resulting in net unrealized appreciation of $322,353,610.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio Summary

June 30, 2011 (unaudited)

COUNTRY BREAKDOWN*

29.1%	United Kingdom
20.7%	Japan
7.1%	Germany
7.0%	France
5.5%	Switzerland
5.1%	Hong Kong
4.4%	Canada
3.0%	Italy
2.9%	Singapore
2.6%	Belgium
2.5%	Netherlands
2.5%	Australia
1.8%	Israel
1.4%	Spain
4.4%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Austria, Denmark, New Zealand, Norway, Portugal, Sweden and United States.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

	00000000000000000	00000000000000000		00000000000000000	00000000000000000
Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$24,606,824	$1,027,861,906		$—	$1,052,468,730
Consumer Discretionary	85,829,238	622,080,160		—	707,909,398
Industrials	—	653,068,432		—	653,068,432
Energy	97,675,105	431,546,622		—	529,221,727
Materials	59,882,260	460,607,648		—	520,489,908
Consumer Staples	—	420,339,483		—	420,339,483
Information Technology	—	242,087,274		—	242,087,274
Health Care	—	193,037,049		—	193,037,049
Telecommunication Services	—	188,196,261		—	188,196,261
Utilities	—	74,850,274		—	74,850,274
Short-Term Investments	—	55,437,217		—	55,437,217

Total Investments in Securities	267,993,427	4,369,112,326	+	—	4,637,105,753
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	38,829,997		—	38,829,997
Liabilities
Forward Currency Exchange Contracts	—	(40,928,177)		—	(40,928,177)

Total	$267,993,427	$4,367,014,146		$—	$4,635,007,573

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 22.0%
Capital Markets - 2.1%
Credit Suisse Group AG (a)	119,553	$4,659,245
Deutsche Bank AG	193,300	11,408,663
Macquarie Group Ltd.	117,600	3,967,291
Man Group PLC	1,476,139	5,614,878
UBS AG (a)	870,335	15,883,234

		41,533,311

Commercial Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	212,100	5,027,792
Banco Santander SA	436,100	5,023,932
Barclays PLC	3,475,099	14,256,076
BNP Paribas SA	270,592	20,865,065
Danske Bank A/S (a)	316,520	5,858,114
HSBC Holdings PLC	2,960,900	29,356,535
KBC Groep NV	282,400	11,081,095
Lloyds Banking Group PLC (a)	17,813,600	13,998,528
Mitsubishi UFJ Financial Group, Inc.	799,500	3,896,232
National Australia Bank Ltd.	742,121	20,517,743
National Bank of Canada	110,600	8,970,016
Societe Generale SA	386,939	22,916,854
Standard Chartered PLC	971,423	25,517,019
Sumitomo Mitsui Financial Group, Inc.	334,700	10,320,370
UniCredit SpA	5,131,555	10,862,041

		208,467,412

Diversified Financial Services - 1.6%
IG Group Holdings PLC	1,731,757	12,115,370
ING Groep NV (a)	1,035,300	12,758,523
ORIX Corp.	77,290	7,518,138

		32,392,031

Insurance - 5.0%
Admiral Group PLC	684,669	18,258,491
Aegon NV (a)	1,510,400	10,291,896
AIA Group Ltd. (a)	4,153,000	14,483,526
Allianz SE	157,200	21,921,033
Aviva PLC	1,842,400	12,968,728
Industrial Alliance Insurance & Financial Services, Inc.	40,746	1,694,141
Muenchener Rueckversicherungs AG	76,000	11,601,777
Prudential PLC	743,400	8,583,896

		99,803,488

Real Estate Management & Development - 3.0%
CapitaLand Ltd.	3,017,000	7,167,292
Hang Lung Group Ltd.	1,510,800	9,593,109
Hang Lung Properties Ltd.	5,792,000	23,889,314
Mitsubishi Estate Co., Ltd.	587,000	10,301,819
Mitsui Fudosan Co., Ltd.	269,000	4,632,956

Company	Shares	U.S. $ Value
New World Development Ltd.	3,477,000	5,278,850

		60,863,340

		443,059,582

Consumer Discretionary - 15.0%
Auto Components - 2.2%
Bridgestone Corp.	436,400	10,054,885
Faurecia	81,666	3,502,256
GKN PLC	2,803,400	10,451,843
Magna International, Inc.-Class A	222,700	12,041,894
NGK Spark Plug Co., Ltd.	323,000	4,463,044
Sumitomo Rubber Industries Ltd.	264,200	3,197,114

		43,711,036

Automobiles - 2.3%
Mazda Motor Corp. (a)	101,000	266,155
Nissan Motor Co., Ltd.	1,551,300	16,302,941
Renault SA	194,400	11,533,817
Toyota Motor Corp.	444,700	18,312,385

		46,415,298

Distributors - 1.6%
Inchcape PLC	441,100	2,962,039
Li & Fung Ltd.	14,516,000	29,012,965

		31,975,004

Hotels, Restaurants & Leisure - 0.7%
Shangri-La Asia Ltd.	4,767,666	11,729,277
Thomas Cook Group PLC	998,600	2,134,027

		13,863,304

Household Durables - 1.2%
Sharp Corp.	1,673,000	15,267,844
Sony Corp.	382,800	10,100,275

		25,368,119

Internet & Catalog Retail - 0.6%
Rakuten, Inc.	11,982	12,401,659

Media - 1.1%
Informa PLC	843,800	5,856,914
Publicis Groupe SA	94,168	5,256,839
Vivendi SA	370,221	10,319,147

		21,432,900

Multiline Retail - 0.4%
Don Quijote Co., Ltd.	222,800	7,748,131

Specialty Retail - 4.4%
Esprit Holdings Ltd.	1,479,084	4,621,400
Fast Retailing Co., Ltd.	72,600	11,741,473
Hennes & Mauritz AB-Class B	803,350	27,700,410
Inditex SA	334,051	30,436,634
Nitori Holdings Co., Ltd.	61,300	5,817,970
Yamada Denki Co., Ltd.	113,960	9,285,407

		89,603,294

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	71,906	4,712,219
LVMH Moet Hennessy Louis Vuitton SA	33,000	5,930,002

		10,642,221

		303,160,966

Industrials - 13.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	2,133,300	10,913,232

Air Freight & Logistics - 0.4%
Kuehne & Nagel International AG	57,385	8,718,214

Building Products - 0.9%
Asahi Glass Co., Ltd.	1,168,000	13,668,255
Cie de St-Gobain	67,900	4,401,143

		18,069,398

Commercial Services & Supplies - 2.0%
Aggreko PLC (a)	654,000	20,262,559
Rentokil Initial PLC (a)	1,044,442	1,593,520
Serco Group PLC	1,991,399	17,664,778

		39,520,857

Construction & Engineering - 0.9%
Bouygues SA	432,100	19,001,238

Electrical Equipment - 1.5%
Furukawa Electric Co., Ltd.	1,138,000	4,751,256
Mitsubishi Electric Corp.	507,000	5,889,362
Sumitomo Electric Industries Ltd.	731,100	10,663,560
Vestas Wind Systems A/S (a)	397,833	9,235,250

		30,539,428

Industrial Conglomerates - 1.0%
Keppel Corp. Ltd.	2,246,600	20,326,450

Machinery - 2.1%
Fanuc Corp.	136,100	22,759,049
Komatsu Ltd.	638,600	19,939,087

		42,698,136

Professional Services - 2.3%
Capita Group PLC (The)	2,586,400	29,705,718
Experian PLC	843,200	10,740,604
Intertek Group PLC	171,800	5,444,668

		45,890,990

Road & Rail - 1.3%
DSV A/S	555,123	13,325,541
East Japan Railway Co.	72,400	4,146,405
Firstgroup PLC	65,490	358,668
Nippon Express Co., Ltd.	1,808,000	7,326,231

		25,156,845

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	494,100	12,341,557

Company	Shares	U.S. $ Value
Mitsui & Co., Ltd.	295,700	5,112,689

		17,454,246

		278,289,034

Energy - 11.6%
Energy Equipment & Services - 4.4%
AMEC PLC	1,228,167	21,460,456
Petrofac Ltd.	1,261,300	30,671,014
Saipem SpA	320,200	16,535,224
Technip SA	193,600	20,752,263

		89,418,957

Oil, Gas & Consumable Fuels - 7.2%
Afren PLC (a)	4,382,700	11,103,114
BP PLC	2,815,400	20,729,767
ENI SpA	654,500	15,510,954
JX Holdings, Inc.	1,244,300	8,369,213
Nexen, Inc. (Toronto)	702,009	15,824,227
OMV AG	179,000	7,819,868
Penn West Petroleum Ltd.	339,576	7,841,109
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	975,940	34,654,340
Suncor Energy, Inc. (Toronto)	566,556	22,205,212

		144,057,804

		233,476,761

Materials - 10.9%
Chemicals - 5.8%
Agrium, Inc. (Toronto)	70,500	6,190,725
Air Water, Inc.	182,000	2,192,489
Clariant AG (a)	373,900	7,153,229
Incitec Pivot Ltd.	149,943	624,472
Israel Chemicals Ltd.	2,242,400	35,784,468
K&S AG	462,400	35,506,909
Koninklijke DSM NV	124,374	8,071,431
Mitsubishi Gas Chemical Co., Inc.	601,000	4,403,249
Potash Corp. of Saskatchewan, Inc.	257,600	14,680,624
Ube Industries Ltd/Japan	533,000	1,604,671

		116,212,267

Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	81,300	5,132,469
JFE Holdings, Inc.	517,200	14,223,847
Newcrest Mining Ltd.	143,000	5,794,322
OneSteel Ltd.	1,183,200	2,362,839
Rio Tinto PLC	588,800	42,514,741
ThyssenKrupp AG	280,600	14,579,314
Xstrata PLC	864,850	19,048,663

		103,656,195

		219,868,462

Consumer Staples - 9.0%
Beverages - 2.0%
Anheuser-Busch InBev NV	559,056	32,446,139
Asahi Breweries Ltd.	397,900	8,015,105

		40,461,244

Company	Shares	U.S. $ Value
Food & Staples Retailing - 3.6%
Delhaize Group SA	102,333	7,678,607
Koninklijke Ahold NV	776,100	10,434,873
Olam International Ltd.	13,708,090	30,473,163
Sugi Holdings Co., Ltd.	91,600	2,390,619
Tesco PLC	3,427,617	22,145,766

		73,123,028

Tobacco - 3.4%
British American Tobacco PLC	702,345	30,798,946
Imperial Tobacco Group PLC	440,300	14,658,679
Japan Tobacco, Inc.	5,821	22,469,474

		67,927,099

		181,511,371

Information Technology - 4.9%
Computers & Peripherals - 1.8%
Fujitsu Ltd.	1,834,000	10,482,951
Logitech International SA (a)	1,426,277	16,009,429
Toshiba Corp.	1,789,000	9,432,225

		35,924,605

Internet Software & Services - 0.7%
Kakaku.com, Inc.	612	4,303,487
Telecity Group PLC (a)	1,145,558	10,184,341

		14,487,828

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	785,000	6,556,698

Semiconductors & Semiconductor Equipment - 0.1%
Sumco Corp. (a)	181,600	3,074,559

Software - 2.0%
Aveva Group PLC	77,397	2,130,642
SAP AG	398,800	24,178,553
Temenos Group AG (a)	426,400	13,151,210

		39,460,405

		99,504,095

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.0%
Nippon Telegraph & Telephone Corp.	452,200	21,810,429
Telecom Corp. of New Zealand Ltd.	2,393,013	4,842,441
Telecom Italia SpA (ordinary shares)	8,540,400	11,879,605
Telecom Italia SpA (savings shares)	4,669,900	5,432,853
Telenor ASA	386,000	6,317,002
Telstra Corp. Ltd.	3,452,700	10,728,871

		61,011,201

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	8,613,625	22,840,238

		83,851,439

Company	Shares	U.S. $ Value
Health Care - 4.0%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd.	32,300	2,499,943

Pharmaceuticals - 3.9%
AstraZeneca PLC	537,300	26,854,947
GlaxoSmithKline PLC	190,043	4,073,431
Novartis AG	340,470	20,866,423
Roche Holding AG	90,600	15,168,316
Sanofi	147,018	11,826,215

		78,789,332

		81,289,275

Utilities - 1.4%
Electric Utilities - 1.3%
E.ON AG	630,200	17,913,046
EDP - Energias de Portugal SA	1,425,500	5,058,869
Tokyo Electric Power Co., Inc. (The)	929,800	3,763,966

		26,735,881

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	546,000	2,464,293

		29,200,174

Total Common Stocks (cost $1,820,571,870)		1,953,211,159

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
State Street Bank & Trust Co. 0.01%,dated 6/30/11 due 7/01/11 in the amount of $19,289,137 (collateralized by $18,445,000 U.S.Treasury Bill, 3.125%, due 4/30/17, value $19,677,513) (cost $19,289,132)	$19,289	19,289,132

Total Investments - 97.7% (cost $1,839,861,002) (b)		1,972,500,291
Other assets less liabilities - 2.3%		45,663,754

Net Assets - 100.0%		$2,018,164,045

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Australian Dollar settling 9/15/11	9,733	$10,324,815	$10,344,904	$20,089

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
CitiBank N.A:
New Zealand Dollar settling 9/15/11	60,861	$49,103,568	$50,180,277	$1,076,709
Deutsche Bank AG London:
Norwegian Krone settling 9/15/11	549,420	102,189,157	101,367,469	(821,688)
HSBC BankUSA:
Euro settling 9/15/11	119,799	175,207,834	173,374,780	(1,833,054)
Royal Bank of Scotland PLC:
Swedish Krona settling 9/15/11	629,232	101,819,123	99,064,685	(2,754,438)
Societe Generale:
Swiss Franc settling 9/15/11	41,176	48,386,566	48,997,405	610,839
Swiss Franc settling 9/15/11	9,286	10,912,125	11,049,882	137,757
Westpac Banking Corporation:
Australian Dollar settling 9/15/11	56,544	59,842,212	60,098,863	256,651
Sale Contracts
CitiBank N.A:
Great British Pound settling 9/15/11	41,479	68,044,641	66,513,245	1,531,396
HSBC BankUSA:
Canadian Dollar settling 9/15/11	83,779	85,828,147	86,711,555	(883,408)
Japanese Yen settling 9/15/11	6,586,277	82,160,032	81,844,321	315,711
Swiss Franc settling 9/15/11	9,286	11,110,579	11,049,881	60,698
Royal Bank of Scotland PLC:
Great British Pound settling 9/15/11	118,814	195,163,876	190,523,028	4,640,848
Societe Generale:
Euro settling 9/15/11	82,923	117,814,179	120,007,320	(2,193,141)

(a)	Non-income producing security.
(b)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,366,508 and gross unrealized depreciation of investments was $(98,727,219), resulting in net unrealized appreciation of $132,639,289.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Country Breakdown *

29.3%	United Kingdom
20.2%	Japan
7.0%	Germany
7.0%	France
5.5%	Switzerland
5.1%	Hong Kong
4.8%	Canada
3.1%	Italy
3.0%	Singapore
2.6%	Australia
2.6%	Belgium
2.1%	Netherlands
1.8%	Israel
1.8%	Spain
4.1%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Austria, Denmark, New Zealand, Norway, Portugal, Sweden and United States.

Sanford C. Bernstein Fund, Inc. - International Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$10,664,157	$432,395,425	$—	$443,059,582
Consumer Discretionary	39,742,304	263,418,662	—	303,160,966
Industrials	—	278,289,034	—	278,289,034
Energy	45,870,548	187,606,213	—	233,476,761
Materials	26,003,818	193,864,644	—	219,868,462
Consumer Staples	—	181,511,371	—	181,511,371
Information Technology	—	99,504,095	—	99,504,095
Telecommunication Services	—	83,851,439	—	83,851,439
Health Care	—	81,289,275	—	81,289,275
Utilities	—	29,200,174	—	29,200,174
Short-Term Investments	—	19,289,132	—	19,289,132

Total Investments in Securities	122,280,827	1,850,219,464+	—	1,972,500,291
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	8,650,698	—	8,650,698
Liabilities
Forward Currency Exchange Contracts	—	(8,485,729)	—	(8,485,729)

Total	$122,280,827	$1,850,384,433	$—	$1,972,665,260

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 26.2%
Commercial Banks - 20.0%
Allahabad Bank	587,800	$2,596,362
Banco Bradesco SA (Preference Shares)	385,799	7,836,368
Banco do Brasil SA	1,733,100	31,093,967
Banco do Estado do Rio Grande do Sul (Preference Shares)	648,700	7,440,317
Banco Santander Brasil SA (ADR)	348,100	4,076,251
Bangkok Bank PCL	258,000	1,335,151
Bangkok Bank PCL (NVDR)	804,200	4,150,342
Bank Negara Indonesia Persero Tbk PT	28,507,431	12,925,181
Bank of Baroda	366,637	7,212,702
Bank of China Ltd.	24,444,900	11,996,315
Bank of India	584,000	5,417,961
Bank Rakyat Indonesia Persero Tbk PT	28,323,000	21,543,753
Canara Bank (a)	1,351,000	15,924,830
China Construction Bank Corp.-Class H	10,507,400	8,760,813
Chongqing Rural Commercial Bank (a)	5,257,000	3,113,596
CIMB Group Holdings Bhd	4,717,200	13,971,790
DGB Financial Group, Inc. (a)	392,150	5,950,293
Grupo Financiero Banorte SAB de CV-Class O	1,680,725	7,630,981
Hana Financial Group, Inc.	653,830	22,942,770
HDFC Bank Ltd.	231,300	13,002,113
Industrial & Commercial Bank of China-Class H	34,910,000	26,627,460
Investimentos Itau SA (Preference Shares)	2,985,624	22,937,643
Itausa-Investimentos Itau SA (a)	24,969	191,989
KB Financial Group, Inc.	215,227	10,231,475
Komercni Banka AS	41,800	10,185,435
Krung Thai Bank PCL	7,677,400	4,697,644
Metropolitan Bank & Trust	43,680	70,658
NOMOS-BANK (GDR) (a)(b)	172,479	3,006,309
Punjab National Bank Ltd.	568,091	13,822,134
Shinhan Financial Group Co., Ltd.	241,326	11,540,110
Siam Commercial Bank PCL	510,600	1,844,641
Turkiye Garanti Bankasi AS	2,570,194	11,663,038
Turkiye Is Bankasi-Class C	2,548,879	7,823,516
Turkiye Sinai Kalkinma Bankasi AS	3,005,714	4,807,498
Turkiye Vakiflar Bankasi Tao-Class D	5,586,800	12,632,034
Union Bank of India	829,964	5,487,695

		356,491,135

Diversified Financial Services - 1.3%
FirstRand Ltd.	4,676,439	13,744,793
Fubon Financial Holding Co., Ltd.	6,505,653	10,026,826

		23,771,619

Insurance - 1.4%
AIA Group Ltd. (a)	4,963,200	17,309,087
LIG Insurance Co., Ltd.	288,230	7,390,780

		24,699,867

Real Estate Management & Development - 2.4%
BR Malls Participacoes SA	271,458	3,104,812
China Overseas Land & Investment Ltd.	3,982,000	8,576,720
Etalon Group Ltd. (GDR) (a)(b)	473,592	3,263,049
Evergrande Real Estate Group Ltd.	12,425,000	8,184,860

Company	Shares	U.S. $ Value
Longfor Properties Co., Ltd.	4,339,500	6,686,646
LSR Group (GDR) (b)	57,735	456,215
Shenzhen Investment Ltd.	19,876,800	5,993,635
Soho China Ltd.	6,226,500	5,584,763

		41,850,700

Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	1,275,895	20,116,073

		466,929,394

Energy - 15.9%
Oil, Gas & Consumable Fuels - 15.9%
Afren PLC (a)	2,778,100	7,038,027
Alliance Oil Co., Ltd. (GDR) (a)	233,000	4,050,038
China Petroleum & Chemical Corp.-Class H	17,669,000	17,981,484
CNOOC Ltd.	13,118,000	30,965,946
Exillon Energy PLC (a)	320,797	2,238,626
Gazprom OAO (Sponsored ADR) (a)	3,805,012	55,362,925
Gulf Keystone Petroleum Ltd. (a)	2,001,587	4,424,519
KazMunaiGas Exploration Production (GDR) (b)	393,614	7,832,919
Lukoil OAO (London) (Sponsored ADR)	548,850	34,989,187
NovaTek OAO (Sponsored GDR) (b)	66,550	9,200,255
OGX Petroleo e Gas Participacoes SA (a)	530,500	4,959,469
Petroleo Brasileiro SA (ADR)	314,100	10,635,426
Petroleo Brasileiro SA (Sponsored ADR)	1,330,170	40,809,616
PTT PCL	1,276,900	13,922,262
QGEP Participacoes SA	374,100	3,883,267
Rosneft Oil Co. (GDR) (b)	1,350,888	11,374,477
Tatneft (Sponsored ADR)	171,200	7,378,720
Thai Oil PCL	1,743,400	4,227,284
Ultrapar Participacoes SA (Preference Shares)	401,300	7,109,823
YPF SA (Sponsored ADR)	101,000	4,550,050

		282,934,320

Materials - 15.6%
Chemicals - 3.1%
Braskem SA (Preference Shares)	390,500	5,577,320
Formosa Plastics Corp.	1,478,000	5,341,345
Huabao International Holdings Ltd.	4,320,000	3,936,004
Hyosung Corp.	100,540	8,670,369
LG Chem Ltd.	37,660	17,306,569
SKC Co., Ltd.	136,900	8,712,158
Uralkali (Sponsored GDR) (a)(b)	112,700	5,071,500

		54,615,265

Construction Materials - 0.3%
BBMG Corp.	4,286,000	6,437,941

Metals & Mining - 12.1%
African Minerals Ltd. (a)	158,900	1,321,038
African Rainbow Minerals Ltd.	134,974	3,768,024
Antofagasta PLC	172,800	3,866,943
Centamin Egypt Ltd. (a)	1,189,466	2,402,472
Cia de Minas Buenaventura SA (ADR)-Class B	101,700	3,862,566
Exxaro Resources Ltd.	295,132	7,812,068
First Quantum Minerals Ltd.	46,233	6,740,924

Company	Shares	U.S. $ Value
Gerdau SA	139,500	1,276,430
Gerdau SA	212,600	2,220,472
Hindalco Industries Ltd.	4,095,000	16,578,115
Hyundai Steel Co.	131,600	16,042,079
Jindal Saw Ltd.	617,455	2,202,848
Jindal Steel & Power Ltd.	457,600	6,643,519
Kazakhmys PLC	220,700	4,892,256
KGHM Polska Miedz SA (a)	425,700	30,574,735
Koza Altin Isletmeleri AS	490,797	6,599,985
Mechel (Sponsored ADR)	184,300	4,402,927
Mongolian Mining Corp. (a)	6,678,000	8,257,526
Northam Platinum Ltd.	528,400	3,327,561
Poongsan Corp.	346,800	12,576,266
Real Gold Mining Ltd. (c)(d)	1,788,000	1,975,331
Tata Steel Ltd.	836,900	11,491,594
Vale SA (Sponsored ADR) (Local Preference Shares)	1,899,200	55,000,832
Xingda International Holdings Ltd.	1,735,000	1,693,751

		215,530,262

Paper & Forest Products - 0.1%
China Forestry Holdings Ltd. (a)(c)(d)	6,430,000	1,652,595

		278,236,063

Information Technology - 13.7%
Communications Equipment - 1.0%
HTC Corp.	479,000	16,195,578
ZTE Corp.-Class H	312,880	1,134,028

		17,329,606

Computers & Peripherals - 1.6%
Foxconn Technology Co., Ltd.	843,000	3,506,071
Lite-On Technology Corp.	5,541,968	7,315,384
Pegatron Corp. (a)	9,564,000	9,936,787
Wistron Corp.	3,966,167	7,070,027

		27,828,269

Electronic Equipment, Instruments & Components - 2.8%
AU Optronics Corp. (a)	15,135,155	10,378,394
AU Optronics Corp. (Sponsored ADR) (a)	1,080,068	7,430,868
Chimei Innolux Corp. (a)	2,503,000	1,792,702
Chroma ATE, Inc.	1,683,000	5,367,719
Delta Electronics, Inc.	1,215,000	4,476,019
HannStar Display Corp. (a)	19,837,000	2,969,562
Ju Teng International Holdings Ltd.	4,594,000	1,330,929
LG Display Co., Ltd.	213,100	5,947,967
Unimicron Technology Corp.	3,762,000	6,716,287
Yageo Corp.	9,997,000	4,557,407

		50,967,854

Internet Software & Services - 1.1%
Baidu, Inc./China (Sponsored ADR) (a)	53,100	7,440,903
Mail.ru Group Ltd. (GDR) (a)(b)	132,900	4,422,721
Tencent Holdings Ltd.	293,000	8,004,237

		19,867,861

Company	Shares	U.S. $ Value
IT Services - 0.5%
Tata Consultancy Services Ltd.	361,800	9,578,178

Semiconductors & Semiconductor Equipment - 6.7%
Advanced Semiconductor Engineering, Inc.	7,750,000	8,545,382
Advanced Semiconductor Engineering, Inc. (ADR)	1,715,344	9,674,540
Powertech Technology, Inc.	4,506,600	15,170,171
Samsung Electronics Co., Ltd.	67,301	52,308,298
Samsung Electronics Co., Ltd. (Preference Shares)	24,030	12,640,758
Taiwan Semiconductor Manufacturing Co., Ltd.	6,450,120	16,255,978
Trina Solar Ltd. (Sponsored ADR) (a)	151,600	3,398,872
Vanguard International Semiconductor Corp.	1,601,000	836,438

		118,830,437

		244,402,205

Consumer Discretionary - 11.2%
Auto Components - 0.2%
Apollo Tyres Ltd.	345,578	602,446
Gajah Tunggal Tbk PT	5,905,500	2,158,018

		2,760,464

Automobiles - 2.1%
Hyundai Motor Co.	78,662	17,536,404
Kia Motors Corp.	202,600	13,782,491
Maruti Suzuki India Ltd.	100,740	2,613,049
Tofas Turk Otomobil Fabrikasi AS	723,900	3,301,245

		37,233,189

Distributors - 0.6%
Dah Chong Hong Holdings Ltd.	4,444,000	5,296,420
Imperial Holdings Ltd.	348,747	6,258,844

		11,555,264

Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	206,700	1,818,164
Estacio Participacoes SA	146,000	1,871,015

		3,689,179

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd.	1,201,000	2,506,619
Sands China Ltd. (a)	3,072,400	8,288,231
Shangri-La Asia Ltd.	1,710,000	4,206,894

		15,001,744

Household Durables - 2.8%
Brookfield Incorporacoes SA	2,087,700	10,179,987
Gafisa SA (ADR)	119,000	1,125,740
LG Electronics, Inc.	130,200	10,151,819
PDG Realty SA Empreendimentos e Participacoes	1,281,382	7,217,088
Rossi Residencial SA	1,009,700	8,255,388
Turkiye Sise ve Cam Fabrikalari AS	2,793,674	6,110,624
Urbi Desarrollos Urbanos SAB de CV (a)	3,450,900	7,574,679

		50,615,325

Company	Shares	U.S. $ Value
Leisure Equipment & Products - 0.3%
Altek Corp.	3,118,735	4,534,173

Media - 1.4%
Focus Media Holding Ltd. (ADR) (a)	350,000	10,885,000
Naspers Ltd.	234,135	13,222,582

		24,107,582

Specialty Retail - 1.7%
Belle International Holdings Ltd.	3,568,000	7,538,066
Foschini Ltd. (The)	331,458	4,326,379
Home Product Center PCL	9,152,084	2,442,542
Lewis Group Ltd.	492,000	6,170,127
Zhongsheng Group Holdings Ltd.	4,211,000	9,224,619

		29,701,733

Textiles, Apparel & Luxury Goods - 1.1%
Alpargatas SA (Preference Shares)	376,000	2,915,196
Daphne International Holdings Ltd.	4,584,000	4,097,301
Pacific Textile Holdings Ltd.	3,118,000	2,084,693
Shenzhou International Group Holdings Ltd.	1,867,000	2,546,274
Trinity Ltd.	1,004,000	1,014,037
Yue Yuen Industrial Holdings Ltd.	2,385,500	7,588,271

		20,245,772

		199,444,425

Industrials - 5.7%
Construction & Engineering - 2.6%
Aveng Ltd.	236,006	1,249,791
China Communications Construction Co., Ltd.	2,643,000	2,285,789
Engineers India Ltd.	435,770	2,672,365
Larsen & Toubro Ltd.	335,400	13,781,581
Samsung Engineering Co., Ltd.	108,600	26,043,974

		46,033,500

Electrical Equipment - 0.1%
Silitech Technology Corp.	718,430	1,702,956

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	418,930	9,331,299

Machinery - 0.2%
Hydraulic Machine-GDR 144a (GDR) (a)(b)	464,400	3,250,800
Hydraulic Machines and Systems Group PLC (GDR) (a)(b)	125,900	881,300

		4,132,100

Marine - 0.5%
Grindrod Ltd.	1,993,892	4,113,194
SITC International Holdings Co., Ltd.	9,173,000	4,953,947

		9,067,141

Road & Rail - 0.8%
All America Latina Logistica SA	523,600	4,405,131
Localiza Rent a Car SA	401,869	7,184,279
TransContainer OAO (GDR) (b)	172,200	2,056,068

		13,645,478

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.3%
Barloworld Ltd.	511,600	5,216,390

Transportation Infrastructure - 0.7%
China Merchants Holdings International Co., Ltd.	1,450,000	5,635,851
DP World Ltd.	342,250	4,202,830
OHL Mexico SAB de CV (a)	1,564,400	3,146,571

		12,985,252

		102,114,116

Consumer Staples - 3.4%
Beverages - 0.5%
Cia Cervecerias Unidas SA	763,058	9,143,308

Food & Staples Retailing - 1.0%
Bizim Toptan Satis Magazalari AS	177,929	2,856,196
Cencosud SA	152,806	1,100,229
Massmart Holdings Ltd.	138,304	2,863,557
Olam International Ltd.	2,256,181	5,015,503
X5 Retail Group NV (GDR) (a)(b)	132,595	5,193,511

		17,028,996

Food Products - 1.8%
Besunyen Holdings Co.	4,131,000	1,437,438
China Mengniu Dairy Co., Ltd.	2,161,000	7,297,474
China Yurun Food Group Ltd.	5,033,000	14,231,075
CJ CheilJedang Corp.	13,800	3,049,627
Cosan Ltd.	284,500	3,496,505
MHP SA (GDR) (a)(b)	159,400	2,630,100
Nong Shim Co., Ltd.	2,210	504,037

		32,646,256

Personal Products - 0.1%
Hypermarcas SA	260,900	2,457,457

		61,276,017

Utilities - 2.4%
Electric Utilities - 1.3%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)	541,179	11,741,467
Enersis SA (Sponsored ADR)	508,422	11,744,548

		23,486,015

Gas Utilities - 0.3%
Aygaz AS	944,004	6,107,235

Water Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	291,200	8,672,653
Cia de Saneamento de Minas Gerais-COPASA	262,100	5,256,611

		13,929,264

		43,522,514

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 0.6%
LG Uplus Corp.	1,364,190	7,404,063

Company	Shares	U.S. $ Value
Telecom Egypt	1,140,999	2,902,964

		10,307,027

Wireless Telecommunication Services - 1.6%
America Movil SAB de CV Series L (ADR)	451,617	24,333,124
Sistema JSFC (Sponsored GDR) (b)	163,250	4,195,525

		28,528,649

		38,835,676

Health Care - 0.9%
Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd. (a)	679,802	8,451,253
Pharmstandard OJSC (GDR) (a)(b)	167,139	3,829,499
Sihuan Pharmaceutical Holdings Group Ltd. (a)	6,774,000	3,205,061

		15,485,813

Total Common Stocks (cost $1,380,696,075)		1,733,180,543

WARRANTS - 1.9%
Financials - 1.7%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (a)	621,700	1,188,131
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	680,200	13,469,524
Sberbank of Russia, Merrill Lynch, expiring 11/05/12, expiring 11/05/12 (a)	2,796,800	9,997,721
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/08 (a)	1,588,200	5,677,339

		30,332,715

Industrials - 0.2%
Agility, Inc. Credit Suisse International, expiring 3/14/12 (a)	2,655,500	3,196,956

Total Warrants (cost $33,263,870)		33,529,671

Total Investments - 99.1% (cost $1,413,959,945) (e)		1,766,710,214
Other assets less liabilities - 0.9%		16,619,740

Net Assets - 100.0%		$1,783,329,954

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $66,664,248 or 3.7% of net assets.
(c)	Fair valued.
(d)	Illiquid security.

(e)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $411,523,043 and gross unrealized depreciation of investments was $(58,772,774), resulting in net unrealized appreciation of $352,750,269.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Country Breakdown *

16.0%	Brazil
15.3%	South Korea
14.0%	China
9.8%	Russia
9.0%	Taiwan
8.6%	India
5.1%	South Africa
3.5%	Turkey
2.6%	Hong Kong
2.4%	Mexico
2.1%	Indonesia
1.9%	Thailand
1.7%	Poland
8.0%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio's country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Argentina, Canada, Chile, Czech Republic, Egypt, Guernsey (Channel Islands), Kazakhstan, Kuwait, Malaysia, Mongolia, Oman, Peru, Philippines, Qatar, Singapore, Sweden, Ukraine, United Arab Emirates and United Kingdom.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$93,525,670	$363,855,130	$9,548,594	$466,929,394
Energy	103,009,613	161,775,161	18,149,546	282,934,320
Materials	93,037,939	185,198,124	—	278,236,063
Information Technology	27,945,183	216,457,022	—	244,402,205
Consumer Discretionary	55,662,063	143,782,362	—	199,444,425
Industrials	25,126,979	76,987,137	—	102,114,116
Consumer Staples	19,331,636	41,944,381	—	61,276,017
Utilities	43,522,514	—	—	43,522,514
Telecommunication Services	28,528,649	10,307,027	—	38,835,676
Health Care	—	15,485,813	—	15,485,813
Warrants	—	30,332,715	3,196,956	33,529,671

Total Investments in Securities	489,690,246	1,246,124,872+	30,895,096	1,766,710,214
Other Financial Instruments*

Total	$489,690,246	$1,246,124,872	$30,895,096	$1,766,710,214

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Financials	Energy	Warrants
Balance as of 9/30/10	$—	$—	$26,485,195
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	(66,906)	—	4,717,843
Change in unrealized appreciation/depreciation	(112,749)	(224,821)	(1,114,239)
Purchases	2,540,850	4,452,105	20,791,009
Sales	(516,554)	—	(18,538,268)
Transfers in to Level 3	7,703,953	13,922,262	—
Transfers out of Level 3	—	—	(29,144,584)

Balance as of 6/30/11	$9,548,594	$18,149,546	$3,196,956

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$(112,749)	$(224,821)	$—

	Total
Balance as of 9/30/10	$26,485,195
Accrued discounts/(premiums)	—
Realized gain (loss)	4,650,937
Change in unrealized appreciation/depreciation	(1,451,809)
Purchases	27,783,964
Sales	(19,054,822)
Transfers in to Level 3	21,626,215
Transfers out of Level 3	(29,144,584)

Balance as of 6/30/11	$30,895,096

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$(337,570)

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.5%
Financial Institutions - 12.6%
Banking - 6.4%
American Express Co.
7.25%, 5/20/14	U.S.$	7,075	$8,091,593
Bank of America Corp.
5.625%, 7/01/20		5,650	5,833,693
7.375%, 5/15/14		6,775	7,616,428
Series L
5.65%, 5/01/18		17,630	18,587,855
BankAmerica Capital II
Series 2
8.00%, 12/15/26		5,954	6,058,195
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		5	5,480
5.55%, 1/22/17		12,930	14,141,282
5.70%, 11/15/14		13,815	15,258,267
Citigroup, Inc.
4.75%, 5/19/15		7,125	7,535,129
5.30%, 1/07/16		50	53,855
5.375%, 8/09/20		11	11,479
5.50%, 4/11/13		8,995	9,549,776
6.50%, 8/19/13		9,375	10,195,856
8.50%, 5/22/19		11,595	14,373,800
Compass Bank
5.50%, 4/01/20		14,779	14,429,610
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,139,579
Fifth Third Bancorp
6.25%, 5/01/13		10	10,827
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17		10	10,586
6.00%, 6/15/20		12,435	13,379,911
6.60%, 1/15/12		50	51,544
7.50%, 2/15/19		9,475	11,024,570
JPMorgan Chase & Co.
4.40%, 7/22/20		9,040	8,856,199
4.75%, 5/01/13		5	5,323
5.375%, 1/15/14		50	54,432
6.125%, 6/27/17		50	55,874
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		10,435	11,291,818
Macquarie Group Ltd.
4.875%, 8/10/17(a)		13,330	13,439,852
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		3,400	3,564,526
Series B
5.30%, 9/30/15		30	31,794
Morgan Stanley
4.75%, 4/01/14		150	156,358
5.50%, 7/24/20		18,365	18,588,888
6.625%, 4/01/18		11,720	12,910,670
7.25%, 4/01/32		15	17,111
National Capital Trust II
5.486%, 3/23/15(a)		3,116	2,982,258
Nationwide Building Society
6.25%, 2/25/20(a)		13,470	14,007,722

	Principal Amount (000)		U.S. $ Value
PNC Funding Corp.
5.125%, 2/08/20	U.S.$	5	$5,353
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		10,385	10,645,809
Santander US Debt SA Unipersonal
2.991%, 10/07/13(a)		13,400	13,369,515
Shinhan Bank
4.125%, 10/04/16(a)		7,189	7,320,666
Societe Generale SA
2.50%, 1/15/14(a)		6,205	6,176,370
5.20%, 4/15/21(a)		6,250	6,137,862
UFJ Finance Aruba AEC
6.75%, 7/15/13		2,366	2,599,763
Unicredit Luxembourg Finance SA
6.00%, 10/31/17(a)		6,080	5,842,783
Union Bank NA
5.95%, 5/11/16		13,165	14,396,191
Wachovia Corp.
5.50%, 5/01/13		12,860	13,829,027
Wells Fargo & Co.
5.625%, 12/11/17		4,760	5,257,915
Wells Fargo Bank NA
5.75%, 5/16/16		50	55,622

			333,959,016

Brokerage - 0.3%
Jefferies Group, Inc.
5.125%, 4/13/18		7,760	7,775,652
6.875%, 4/15/21		5,175	5,561,852

			13,337,504

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13		26,480	28,118,450
5.625%, 5/01/18		5	5,469
Series A
4.375%, 11/21/11		6,285	6,380,941
HSBC Finance Corp.
6.375%, 10/15/11		10	10,159
6.676%, 1/15/21(a)		110	112,861
7.00%, 5/15/12		6,585	6,935,506
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14		18,515	19,249,740

			60,813,126

Insurance - 4.1%
Aegon NV
4.75%, 6/01/13		1,915	2,017,778
Aetna, Inc.
6.00%, 6/15/16		3,830	4,386,736
Aflac, Inc.
3.45%, 8/15/15		2,160	2,205,907
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		3,180	3,644,099
Allstate Corp. (The)

	Principal Amount (000)		U.S. $ Value
5.375%, 4/30/13	U.S.$	10	$10,777
6.125%, 5/15/37		11,695	11,607,288
American International Group, Inc.
6.40%, 12/15/20		5,975	6,431,400
AON Corp.
3.125%, 5/27/16		8,380	8,352,698
CIGNA Corp.
5.125%, 6/15/20		4,328	4,571,541
Coventry Health Care, Inc.
5.95%, 3/15/17		2,510	2,683,004
6.125%, 1/15/15		965	1,049,265
6.30%, 8/15/14		7,810	8,407,918
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21(a)		3,580	3,604,723
Genworth Financial, Inc.
6.515%, 5/22/18		12,620	12,547,864
Guardian Life Insurance Co. of America
7.375%, 9/30/39(a)		6,145	7,269,062
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		2,675	2,757,537
5.50%, 3/30/20		12,615	13,003,656
Humana, Inc.
6.30%, 8/01/18		5,180	5,762,905
6.45%, 6/01/16		1,100	1,253,063
7.20%, 6/15/18		2,365	2,745,372
Lincoln National Corp.
8.75%, 7/01/19		3,069	3,872,765
Markel Corp.
7.125%, 9/30/19		6,474	7,393,457
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39(a)		5,950	8,243,338
Metlife Capital Trust IV
7.875%, 12/15/37(a)		5,200	5,432,476
MetLife, Inc.
4.75%, 2/08/21		2,240	2,283,490
5.00%, 6/15/15-6/15/15		4,230	4,553,524
7.717%, 2/15/19		2,157	2,610,880
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(a)		10,150	12,593,014
Principal Financial Group, Inc.
7.875%, 5/15/14		8,665	10,025,171
Prudential Financial, Inc.
5.15%, 1/15/13		7,695	8,119,887
6.20%, 1/15/15		1,195	1,337,844
8.875%, 6/15/38		4,975	5,808,313
Series B
4.75%, 4/01/14		10	10,759
Series D
7.375%, 6/15/19		905	1,073,244
QBE Capital Funding III Ltd.
7.25%, 5/24/41(a)		9,070	9,100,602
UnitedHealth Group, Inc.
6.00%, 2/15/18		15,640	17,733,899
XL Group PLC
5.25%, 9/15/14		7,525	8,062,420

			212,567,676

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20(a)	U.S.$	4,965	$5,050,308
ORIX Corp.
4.71%, 4/27/15		12,888	13,333,280

			18,383,588

REITS - 0.3%
ERP Operating LP
5.20%, 4/01/13		5	5,326
HCP, Inc.
5.375%, 2/01/21		9,111	9,397,331
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		7,075	7,540,967

			16,943,624

			656,004,534

Industrial - 11.8%
Basic - 2.0%
Alcoa, Inc.
6.75%, 7/15/18		4,624	5,113,802
Anglo American Capital PLC
9.375%, 4/08/19(a)		7,107	9,348,903
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		8,125	7,999,973
ArcelorMittal
6.125%, 6/01/18		13,315	14,261,404
Arcelormittal USA, Inc.
6.50%, 4/15/14		5,565	6,171,173
Dow Chemical Co. (The)
7.375%, 11/01/29		700	857,989
7.60%, 5/15/14		6,437	7,464,577
8.55%, 5/15/19		6,919	8,921,663
Georgia-Pacific LLC
5.40%, 11/01/20(a)		2,019	2,057,628
International Paper Co.
7.50%, 8/15/21		5,235	6,118,898
7.95%, 6/15/18		7,555	8,995,693
9.375%, 5/15/19		5	6,385
Packaging Corp. of America
5.75%, 8/01/13		4,135	4,417,718
PPG Industries, Inc
5.75%, 3/15/13		9,930	10,666,746
Teck Resources Ltd.
6.00%, 8/15/40		799	783,960
Vale Canada Ltd.
7.75%, 5/15/12		12,025	12,694,011

			105,880,523

Capital Goods - 0.6%
General Elec Co Nt
5.25%, 12/06/17		150	166,174
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19(a)		1,133	1,210,705

	Principal Amount (000)		U.S. $ Value
Lafarge SA
6.15%, 7/15/11	U.S.$	6,703	$6,712,056
Owens Corning
6.50%, 12/01/16		8,371	9,108,334
Republic Services, Inc.
5.25%, 11/15/21		4,903	5,180,372
5.50%, 9/15/19		6,718	7,323,433

			29,701,074

Communications - Media - 2.0%
CBS Corp.
5.625%, 8/15/12		94	98,256
5.75%, 4/15/20		7,025	7,565,938
8.875%, 5/15/19		5,480	6,985,690
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		5,575	7,755,611
Comcast Corp.
5.15%, 3/01/20		11,000	11,843,601
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		3,220	3,235,266
4.75%, 10/01/14		4,555	4,986,008
News America, Inc.
6.15%, 3/01/37		5,097	5,163,159
6.55%, 3/15/33		3,525	3,767,446
9.25%, 2/01/13		6,720	7,556,553
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		10,892	13,846,390
Time Warner Cable, Inc.
7.50%, 4/01/14		5,260	6,059,809
8.75%, 2/14/19		10	12,742
Time Warner Entertainment Co. LP
8.375%, 3/15/23		10,465	13,285,820
WPP Finance UK
5.875%, 6/15/14		1,475	1,620,158
8.00%, 9/15/14		9,922	11,638,893

			105,421,340

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		10,740	10,578,599
AT&T Corp.
8.00%, 11/15/31		1,800	2,381,913
AT&T, Inc.
4.45%, 5/15/21		6,255	6,365,526
5.80%, 2/15/19		50	56,418
BellSouth Corp.
5.20%, 9/15/14		50	55,085
Embarq Corp.
7.082%, 6/01/16		5,180	5,758,192
Qwest Communications International, Inc.
7.50%, 2/15/14		2,175	2,207,625
Qwest Corp.
7.50%, 10/01/14		5,005	5,611,856
Telecom Italia Capital SA
6.175%, 6/18/14		9,805	10,550,964
6.375%, 11/15/33		1,375	1,226,147
7.175%, 6/18/19		5,770	6,370,576

	Principal Amount (000)		U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	14,340	$14,274,982
Verizon Communications, Inc.
5.55%, 2/15/16		50	56,326
Verizon Global Funding Corp.
7.375%, 9/01/12		10	10,755
Vodafone Group PLC
5.75%, 3/15/16		20	22,607

			65,527,571

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
5.75%, 9/08/11		4,300	4,339,053
7.30%, 1/15/12		4,478	4,633,879
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)		9,394	10,267,961

			19,240,893

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21		5,650	5,724,444
Turner Broadcasting System, Inc.
8.375%, 7/01/13		11,372	12,907,084
Viacom, Inc.
5.625%, 9/15/19		10,990	12,195,482

			30,827,010

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13		12,589	13,426,710

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	27,783
5.80%, 10/15/17		50	58,678

			86,461

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19		5,715	6,633,417
Wal-Mart Stores, Inc.
5.80%, 2/15/18		100	115,257

			6,748,674

Consumer Non-Cyclical - 1.4%
Abbott Laboratories
5.875%, 5/15/16		60	69,870
Ahold Finance USA LLC
6.875%, 5/01/29		12,140	13,713,186
Altria Group, Inc.
9.25%, 8/06/19		5	6,520
9.70%, 11/10/18		6,515	8,561,498
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,361	5,764,378
5.875%, 5/15/13		8,910	9,493,525
8.50%, 6/15/19		5	6,096

	Principal Amount (000)		U.S. $ Value
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13(a)	U.S.$	11,945	$12,939,194
Delhaize Group SA
5.875%, 2/01/14		2,955	3,241,597
Fortune Brands, Inc.
3.00%, 6/01/12		7,125	7,224,892
4.875%, 12/01/13		6,133	6,520,679
Kroger Co. (The)
6.80%, 12/15/18		4,472	5,315,907
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20		5	5,266
Whirlpool Corp.
8.60%, 5/01/14		1,270	1,479,936

			74,342,544

Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		5,513	6,205,361
6.45%, 9/15/36		3,418	3,566,498
Hess Corp.
7.875%, 10/01/29		3,617	4,541,531
8.125%, 2/15/19		2,060	2,606,510
Marathon Petroleum Corp.
3.50%, 3/01/16(a)		1,677	1,719,105
5.125%, 3/01/21(a)		2,842	2,921,712
Nabors Industries, Inc.
9.25%, 1/15/19		11,010	13,955,637
Noble Energy, Inc.
8.25%, 3/01/19		10,580	13,527,948
Noble Holding International Ltd.
4.90%, 8/01/20		973	1,011,392
Valero Energy Corp.
6.125%, 2/01/20		4,363	4,794,658
6.875%, 4/15/12		6,055	6,331,919
Weatherford International Ltd.
5.15%, 3/15/13		4,980	5,261,773
9.625%, 3/01/19		6,870	8,872,207
Williams Cos., Inc. (The)
7.875%, 9/01/21		3,756	4,655,393

			79,971,644

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20(a)		12,486	13,110,300

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,962	2,059,464
Computer Sciences Corp.
5.50%, 3/15/13		7,070	7,510,447
Motorola Solutions, Inc.
7.50%, 5/15/25		980	1,146,520
Xerox Corp.
8.25%, 5/15/14		11,105	13,030,218

			23,746,649

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	U.S.$	6,475	$7,006,332
5.75%, 12/15/16		4,230	4,671,959

			11,678,291

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18		2,182	2,530,633

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15(a)		13,450	13,270,658
Con-way, Inc.
6.70%, 5/01/34		8,501	8,103,663
Ryder System, Inc.
5.85%, 11/01/16		3,661	4,121,510
7.20%, 9/01/15		3,521	4,122,996

			29,618,827

			611,859,144

Utility - 2.6%
Electric - 1.4%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19(a)		5,615	5,874,565
Ameren Corp.
8.875%, 5/15/14		6,845	7,930,097
Constellation Energy Group, Inc.
5.15%, 12/01/20		10,435	10,693,986
FirstEnergy Corp.
Series B
6.45%, 11/15/11		1,128	1,149,104
Series C
7.375%, 11/15/31		7,850	8,938,269
Nisource Finance Corp.
6.80%, 1/15/19		13,295	15,429,964
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13(a)		5,805	6,280,876
TECO Finance, Inc.
4.00%, 3/15/16		2,920	3,057,628
5.15%, 3/15/20		3,625	3,844,102
Union Electric Co.
6.70%, 2/01/19		1,200	1,409,082
Wisconsin Energy Corp.
6.25%, 5/15/67		5,810	5,846,313

			70,453,986

Natural Gas - 1.0%
DCP Midstream LLC
5.35%, 3/15/20(a)		3,019	3,199,938
Energy Transfer Partners LP
6.70%, 7/01/18		7,930	8,936,499
7.50%, 7/01/38		8,376	9,482,997
EQT Corp.
8.125%, 6/01/19		6,556	8,019,706

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
6.35%, 5/15/67	U.S.$	12,800	$12,867,392
Williams Partners LP
5.25%, 3/15/20		10,223	10,762,815

			53,269,347

Other Utility - 0.2%
Veolia Environnement SA
6.00%, 6/01/18		8,485	9,576,477

			133,299,810

Non Corporate Sectors - 1.5%
Agencies - Not Government Guaranteed - 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18(a)		11,910	14,559,975
Ecopetrol SA
7.625%, 7/23/19		3,963	4,745,693
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16(a)		24,820	26,774,575
MDC-GMTN BV
3.75%, 4/20/16(a)		12,840	12,968,347
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		19,505	20,807,056

			79,855,646

Total Corporates - Investment Grades (cost $1,369,424,423)			1,481,019,134

GOVERNMENTS - TREASURIES - 23.2%
Canada - 2.1%
Canadian Government Bond
2.00%, 6/01/16	CAD	108,625	110,928,262

Mexico - 1.0%
Mexican Bonos Series M
10 7.25%, 12/15/16	MXN	609,305	54,368,990

United States - 20.1%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	70,185	72,531,846
4.625%, 2/15/40		86,475	90,163,678
5.375%, 2/15/31		84,400	98,919,416
U.S. Treasury Notes
2.125%, 2/29/16		116,310	119,072,363
2.625%, 4/30/16-11/15/20		389,765	391,191,506
3.625%, 2/15/20		255,445	270,232,966

			1,042,111,775

Total Governments - Treasuries (cost $1,206,185,644)			1,207,409,027

MORTGAGE PASS-THRU’S - 18.5%
Agency Fixed Rate 30-Year - 13.5%
Federal Home Loan Mortgage Corp. Gold Series 2007

	Principal Amount (000)		U.S. $ Value
4.50%, 1/01/37-3/01/37	U.S.$	6,828	$7,097,019
5.50%, 7/01/35		8,966	9,740,442
Federal National Mortgage Association
4.00%, 1/01/41		21,585	21,619,727
5.50%, 9/01/36-6/01/38		88,047	95,446,257
6.00%, 3/01/31-4/01/40		111,601	122,669,198
Series 2003
5.00%, 11/01/33		18,333	19,575,181
5.50%, 4/01/33-7/01/33		34,547	37,577,949
Series 2004
5.00%, 4/01/34		7	7,673
5.50%, 4/01/34-11/01/34		28,209	30,673,165
6.00%, 9/01/34-10/01/34		15,100	16,737,137
Series 2005
4.50%, 8/01/35-9/01/35		35,204	36,678,901
5.50%, 2/01/35		25,772	28,025,306
6.00%, 4/01/35		5,195	5,768,393
Series 2006
5.00%, 2/01/36		42,526	45,340,543
5.50%, 4/01/36		6,356	6,905,576
6.00%, 10/01/31		19	21,213
Series 2007
4.50%, 9/01/35		25,795	26,941,282
5.00%, 7/01/36		11,303	12,059,510
6.00%, 3/01/37		95	104,677
Series 2008
5.50%, 12/01/35		40,308	43,794,428
5.50%, 3/01/37		10,603	11,519,840
6.00%, 3/01/37-5/01/38		87,574	96,539,814
Series 2010
6.00%, 4/01/40		22,470	24,699,059
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		1	685

			699,542,975

Agency Fixed Rate 15-Year - 4.1%
Federal National Mortgage Association
4.50%, TBA		200,250	212,296,279

Agency ARMs - 0.9%
Federal Home Loan Mortgage Corp.
Series 2005
2.62%, 5/01/35(b)		6,387	6,696,208
Series 2006
2.483%, 3/01/34(c)		4,121	4,310,675
Series 2007
5.996%, 2/01/37(b)		5,635	5,887,301
Federal National Mortgage Association
Series 2006
2.205%, 3/01/36(c)		2,957	3,069,892
2.308%, 2/01/36(c)		5,186	5,400,924
Series 2007
2.462%, 3/01/34(c)		5,800	6,073,312
3.479%, 8/01/37(c)		5,408	5,708,392

	Principal Amount (000)			U.S. $ Value
5.883%, 10/01/37(b)	U.S.$	4,306		$4,590,803
Series 2009
2.757%, 5/01/38(b)		6,162		6,433,320

				48,170,827

Total Mortgage Pass-Thru’s (cost $920,056,047)				960,010,081

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%
Non-Agency Fixed Rate CMBS - 9.5%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		19,945		21,362,027
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.62%, 3/11/39		15,615		17,074,239
Series 2006-PW12, Class A4
5.903%, 9/11/38		18,895		20,807,911
Series 2007-PW18, Class A4
5.70%, 6/11/50		19,670		21,380,169
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3
6.64%, 1/17/32		0	*	2
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		9,615		10,296,232
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		4,400		4,644,450
Series 2005-C1, Class A4
5.014%, 2/15/38		13,795		14,801,995
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.014%, 6/15/38		26,360		28,967,357
Series 2006-C5, Class A3
5.311%, 12/15/39		13,502		14,460,981
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		6,045		6,458,040
Series 2007-GG11, Class A4
5.736%, 12/10/49		3,484		3,738,506
Series 2007-GG9, Class A4
5.444%, 3/10/39		16,775		17,994,475
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%, 8/15/42		35		35,357
Series 2006-CB14, Class A4
5.481%, 12/12/44		6,750		7,313,095
Series 2006-CB15, Class A4
5.814%, 6/12/43		24,985		27,389,149
Series 2006-CB16, Class A4
5.552%, 5/12/45		21,000		22,869,361
Series 2006-CB17, Class A4

	Principal Amount (000)		U.S. $ Value
5.429%, 12/12/43	U.S.$	18,215	$19,657,493
Series 2007-LD11, Class A4
6.005%, 6/15/49		37,550	40,497,509
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36		35	37,094
Series 2006-C6, Class A4
5.372%, 9/15/39		22,610	24,592,056
Series 2006-C7, Class A3
5.347%, 11/15/38		17,955	19,328,342
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.097%, 6/12/46		11,735	12,957,378
Morgan Stanley Capital I
Series 2007-T27, Class A4
5.789%, 6/11/42		30,420	33,677,647
Series 2011-C2, Class A2
3.476%, 6/15/44(a)		7,034	7,056,139
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		26,240	28,752,501
Series 2007-C31, Class A4
5.509%, 4/15/47		26,665	28,027,918
Series 2007-C32, Class A3
5.932%, 6/15/49		23,420	25,202,620
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 3/15/44(a)		15,288	15,207,519

			494,587,562

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20(a) (b)		5,835	5,769,170

Total Commercial Mortgage-Backed Securities (cost $459,182,341)			500,356,732

AGENCIES - 9.0%
Agency Debentures - 9.0%
Federal Farm Credit Bank
0.21%, 10/12/12(b)		33,300	33,320,346
0.216%, 9/20/12(b)		55,300	55,343,023
0.246%, 6/26/13(b)		64,000	64,066,368
Federal National Mortgage Association
0.206%, 11/23/12(b)		120,665	120,665,018
4.375%, 10/15/15		80	88,653
6.25%, 5/15/29		9,685	11,758,549
6.625%, 11/15/30		74,395	93,971,672
Residual Funding Corp. Principal Strip
0.01%, 7/15/20		119,840	87,380,857

Total Agencies (cost $461,594,517)			466,594,486

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 3.6%
Industrial - 2.8%
Basic - 0.5%
Lyondell Chemical Co.
8.00%, 11/01/17(a)	U.S.$	4,094	$4,554,575
Nalco Co.
6.625%, 1/15/19(a)		4,960	5,084,000
United States Steel Corp.
6.05%, 6/01/17		13,580	13,478,150
Westvaco Corp.
8.20%, 1/15/30		1,700	1,841,479

			24,958,204

Capital Goods - 0.5%
Building Materials Corp. of America
6.75%, 5/01/21(a)		1,315	1,321,575
Case New Holland, Inc.
7.875%, 12/01/17(a)		4,075	4,482,500
Griffon Corp.
7.125%, 4/01/18(a)		4,835	4,853,131
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18(a)		1,209	1,239,225
7.125%, 3/15/21(a)		1,208	1,250,280
Mohawk Industries, Inc.
6.875%, 1/15/16		10,190	11,081,625
Textron Financial Corp.
5.40%, 4/28/13		1,730	1,833,420

			26,061,756

Communications - Media - 0.3%
EH Holding Corp.
6.50%, 6/15/19(a)		3,400	3,459,500
RR Donnelley & Sons Co.
4.95%, 4/01/14		2,635	2,679,276
11.75%, 2/01/19		6,520	8,130,283

			14,269,059

Communications - Telecommunications - 0.1%
eAccess Ltd.
8.25%, 4/01/18(a)		2,608	2,630,820
Windstream Corp.
7.875%, 11/01/17		3,380	3,587,025

			6,217,845

Consumer Cyclical - Automotive - 0.3%
Delphi Corp.
5.875%, 5/15/19(a)		1,066	1,044,680
6.125%, 5/15/21(a)		1,786	1,763,675
Ford Motor Co.
7.45%, 7/16/31(d)		5,415	6,138,644
Ford Motor Credit Co. LLC
5.75%, 2/01/21		5,225	5,218,568

			14,165,567

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
6.00%, 12/01/16	U.S.$	20	$21,240

Consumer Cyclical - Retailers - 0.3%
JC Penney Co., Inc.
5.65%, 6/01/20		10,810	10,701,900
Limited Brands, Inc.
6.625%, 4/01/21		3,150	3,220,875
6.90%, 7/15/17		1,724	1,846,835

			15,769,610

Consumer Non-Cyclical - 0.5%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21(a)		5,215	5,110,700
HCA, Inc.
8.50%, 4/15/19		5,820	6,431,100
Pernod-Ricard SA
5.75%, 4/07/21(a)		1,738	1,814,571
Universal Health Services, Inc.
7.125%, 6/30/16		9,235	10,105,150

			23,461,521

Energy - 0.3%
Chesapeake Energy Corp.
6.125%, 2/15/21		5,178	5,242,725
Oil States International, Inc.
6.50%, 6/01/19(a)		3,445	3,462,225
Range Resources Corp.
5.75%, 6/01/21		3,800	3,733,500
Tesoro Corp.
6.50%, 6/01/17		5,470	5,579,400

			18,017,850

			142,942,652

Financial Institutions - 0.5%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,695	3,155,834
LBG Capital No.1 PLC
8.00%, 6/15/20(a)	U.S.$	5,885	5,267,075

			8,422,909

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14(e)		5,118	1,362,667
7.875%, 11/01/09(e)		10,672	2,788,060
Series G
4.80%, 3/13/14(e)		3,322	867,873

			5,018,600

	Principal Amount (000)		U.S. $ Value
Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14	U.S.$	1,599	$1,599,000

Insurance - 0.2%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11(b)		6,938	6,552,088
XL Group PLC
Series E
6.50%, 4/15/17		7,055	6,472,962

			13,025,050

			28,065,559

Utility - 0.3%
Electric - 0.3%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		4,725	5,079,812
CMS Energy Corp.
8.75%, 6/15/19		4,675	5,706,506
GenOn Energy, Inc.
7.625%, 6/15/14		2,665	2,744,950

			13,531,268

Total Corporates - Non-Investment Grades (cost $182,454,590)			184,539,479

ASSET-BACKED SECURITIES - 1.4%
Credit Cards - Floating Rate - 0.5%
Discover Card Master Trust
Series 2009-A1, Class A1
1.487%, 12/15/14(b)		6,330	6,402,077
Series 2009-A2, Class A
1.487%, 2/17/15(b)		5,400	5,454,616
Series 2010-A1, Class A1
0.837%, 9/15/15(b)		5,823	5,874,031
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.247%, 6/15/15(b)		5,150	5,144,815

			22,875,539

Autos - Fixed Rate - 0.3%
Ally Auto Receivables Trust
Series 2011-1, Class A3
1.38%, 1/15/15		17,067	17,180,349

Home Equity Loans - Floating Rate - 0.3%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.636%, 4/25/37(b) (f)		10,375	240,459
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.446%, 1/20/35(b)		3,061	2,687,806

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Structured Trust
Series 2007-1, Class A
2 0.376%, 6/25/37(b)	U.S.$	9,105	$5,302,230
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.416%, 2/25/37(b) (f)		6,080	41,600
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.786%, 5/25/33(b) (f)		208	163,728
Soundview Home Equity Loan Trust
Series 2007-OPT3, Class 2A2
0.316%, 8/25/37(b)		8,100	7,206,645

			15,642,468

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		11,186	11,219,065

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.319%, 12/25/32		2,105	1,830,114
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		1,888	1,698,203

			3,528,317

Total Asset-Backed Securities (cost $91,971,316)			70,445,738

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11(a)		39,977	40,107,845
2.625%, 5/11/12(a)		23,310	23,750,186

Total Governments - Sovereign Agencies (cost $63,281,475)			63,858,031

BANK LOANS - 1.1%
Industrial - 0.9%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13(b)		863	886,474
8.00%, 12/16/14(b)		987	1,018,954

			1,905,428

Capital Goods - 0.1%
Champion OPCO, LLC
7.50%, 12/31/13(b)		835	829,176
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17(b)		995	1,009,308
Hawker Beechcraft Acquisition Company LLC

	Principal Amount (000)		U.S. $ Value
2.19%-2.25%, 3/26/14(b)	U.S.$	338	$284,481
2.25%, 3/26/14(b)		21	17,592
Sequa Corp.
3.50%-3.51%, 12/03/14(b)		1,191	1,172,309
Tegrant Corp. (SCA Packaging)
5.75%, 3/08/15(b)		600	530,502

			3,843,368

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14(b)		1,329	1,194,428
Charter Communications Operating, LLC
2.19%, 3/06/14(b)		39	39,316
Clear Channel Communications, Inc.
3.84%, 1/29/16(b)		816	691,321
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15(b)		625	373,350
Univision Communications Inc.
4.44%, 3/31/17(b)		2,445	2,317,471

			4,615,886

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18(b)		3,680	3,687,655
Level 3 Financing, Inc.
2.53%, 3/13/14(b)		588	569,382

			4,257,037

Consumer Cyclical - Automotive - 0.0%
Ford Motor Company
2.94%, 12/15/13(b)		953	951,826
Metaldyne, LLC
5.25%, 5/18/17(b)		1,496	1,496,250

			2,448,076

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.69%, 11/23/16(b)		1,607	1,561,031

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.25%-3.27%, 1/28/15(b)		1,715	1,543,585
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10(b) (e)		1,038	0
7.75%, 3/31/13(b) (e)		2,022	161,785
Veyance Technologies, Inc.
2.69%, 7/31/14(b)
2.69%, 7/31/14(b)		2,407	2,276,161

	Principal Amount (000)		U.S. $ Value
VML US Finance LLC (aka Venetian Macau)
4.69%, 5/27/13(b)	U.S.$	611	$609,145

			4,590,676

Consumer Cyclical - Retailers - 0.0%
Mattress Holding Corp.
2.50%, 1/18/14(b)		478	454,539
Michaels Stores, Inc.
4.75%-4.81%, 7/31/16(b)		250	248,737

			703,276

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.50%, 2/28/14(b)		2,122	2,012,034
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.73%, 7/11/14(b)		2,193	2,027,596

			4,039,630

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17(b)		495	514,305
Dalbo, Inc.
7.00%, 8/27/12(b)		1,741	1,636,767

			2,151,072

Services - 0.2%
Aveta, Inc.
8.50%, 4/14/15(b)		842	842,376
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.75%, 5/08/14(b)		1,533	1,446,407
Koosharem LLC
10.25%, 7/31/14(b)		3	2,077
Sabre Inc.
2.19%-2.27%, 9/30/14(b)		4,971	4,461,969
West Corporation
4.50%-4.52%, 7/15/16(b)		1,335	1,335,188

			8,088,017

Technology - 0.2%
Avaya, Inc.
3.01%, 10/24/14(b)		162	155,079
4.76%, 10/26/17(b)		324	312,141
First Data Corporation
2.94%, 9/24/14(b)		2,397	2,217,972
IPC Systems, Inc.
2.50%, 6/02/14(b)		876	847,523
5.50%, 6/01/15(b)		2,000	1,896,660
Sitel, LLC (ClientLogic)
5.79%, 1/30/14(b)
		2,893	2,875,211

	Principal Amount (000)		U.S. $ Value
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14(b)	U.S.$	72	$70,130

			8,374,716

			46,578,213

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13(b)		506	495,760
4.75%, 5/01/14(b)		3,800	3,515,000
GBGH, LLC (US Energy)
6.00%, 6/09/13(b) (f) (g)		1,189	89,207
14.00%, 6/09/14(b) (f) (g) (h)		491	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14(b)		4,200	3,548,750

			7,648,717

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15(b)		1,167	1,172,327
Delos Aircraft Inc.
7.00%, 3/17/16(b)		567	571,413
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15(b)		773	773,402
Peach Holdings, Inc. (Orchard Acquisition Company)
9.25%, 11/21/13(b)		829	754,385

			3,271,527

Total Bank Loans (cost $60,051,083)			57,498,457

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20(a)		7,742	8,527,039

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19(a)		12,990	13,928,826

Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18(a)		22,651	25,765,513

Total Quasi-Sovereigns (cost $43,386,090)			48,221,378

	Principal Amount (000)		U.S. $ Value
CMOs - 0.6%
Non-Agency Fixed Rate - 0.6%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.708%, 2/25/36	U.S.$	7,297	$5,180,970
Series 2007-1, Class 21A1
5.168%, 1/25/47		21,801	12,548,150
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.083%, 5/25/35		8,271	7,626,211
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.508%, 5/25/36		6,056	3,380,259
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.655%, 12/25/35		1,119	1,107,538

			29,843,128

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.278%, 12/25/35(b)		3,735	2,376,187

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.807%, 5/28/35		1,605	1,318,571

Total CMOs (cost $49,823,099)			33,537,886

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21		13,100	13,748,450

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30(a)		9,541	11,244,010

Total Governments - Sovereign Bonds (cost $22,699,589)			24,992,460

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17		10	10,893
7.625%, 3/01/40		12,890	14,839,097

Total Local Governments - Municipal Bonds (cost $13,168,669)			14,849,990

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13(a)
(cost $5,030,010)		5,025	5,615,438

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Financial - 0.1%
Citigroup Capital XII
8.50%
(cost $5,250,000)	210,000	$5,387,823

COMMON STOCKS -0.0%
Champion Holdco, LLC(f) (g) (i) (cost $81,903)	158,657	81,904

WARRANTS – 0.0%
Champion Holdco, LLC, expiring 1/27/15(f) (g) (i)	57,788	0
GBGH, LLC, expiring 6/09/19(f) (g) (i)	2,384	0

Total Warrants
(cost $0)		0

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.8%
Time Deposit - 4.8%
State Street Time Deposit
0.01%, 7/01/11
(cost $248,776,939)	U.S.$	248,777	248,776,939
Total Investments - 103.4%
(cost $5,202,417,735)(j)			5,373,194,983
Other assets less liabilities - (3.4)%(k)			(177,429,370)

Net Assets - 100.0%			$5,195,765,613

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	1,565	September 2011	$343,758,948	$343,272,969	$485,979

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse London Branch (GFX):
Mexican Peso settling 8/18/11	22,333	$1,886,209	$1,900,060	$13,851

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC:
Canadian Dollar settling 7/25/11	1,086	$1,104,463	$1,125,725	$21,262
Sale Contracts
Deutsche Bank AG London:
Mexican Peso settling 8/18/11	656,082	55,072,750	55,819,205	(746,455)
HSBC Bank USA:
Canadian Dollar settling 7/25/11	106,824	109,091,119	110,706,245	(1,615,126)
Euro settling 7/14/11	2,169	3,110,163	3,145,192	(35,029)
Morgan Stnaley and Co., Inc.
Canadian Dollar settling 7/25/11	1,391	1,432,637	1,441,346	(8,709)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America:
CDX-NAIGS16V1-5 Year,
6/20/16*	(1.00)%	0.92%	$52,630	$(213,865)	$(12,341	)$	(201,524)

* Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity+	U.S. $ Value at June 30, 2011
ING	(0.50	)%*	12/31/11	$6,249,892
+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2011

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $461,498,071 or 8.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	Variable rate coupon, rate shown as of June 30, 2011.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $6,121,656.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Fair valued.
(h)	Pay-In-Kind Payments (PIK).
(i)	Non-income producing security.
(j)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $239,955,464 and gross unrealized depreciation of investments was $(69,178,216), resulting in net unrealized appreciation of $170,777,248.

(k)	An amount of U.S. $782,500 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.
*	Principal amount less than 500.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$1,481,019,134	$—	$1,481,019,134
Governments - Treasuries	—	1,207,409,027	—	1,207,409,027
Mortgage Pass-Thru’s	—	960,010,081	—	960,010,081
Commercial Mortgage-Backed Securities	—	264,168,142	236,188,590	500,356,732
Agencies	—	466,594,486	—	466,594,486
Corporates - Non-Investment Grades	—	184,539,479	—	184,539,479
Asset-Backed Securities	—	40,055,888	30,389,850	70,445,738
Governments - Sovereign Agencies	—	63,858,031	—	63,858,031
Bank Loans	—	—	57,498,457	57,498,457
Quasi-Sovereigns	—	48,221,378	—	48,221,378
CMOs	—	1,318,571	32,219,315	33,537,886
Governments - Sovereign Bonds	—	24,992,460	—	24,992,460
Local Governments - Municipal Bonds	—	14,849,990	—	14,849,990
Emerging Markets - Corporate Bonds	—	5,615,438	—	5,615,438
Preferred Stocks	5,387,823	—	—	5,387,823
Common Stocks	—	—	81,904	81,904
Warrants	—	—	0	0
Short-Term Investments	—	248,776,939	—	248,776,939

Total Investments in Securities	5,387,823	5,011,429,044	356,378,116	5,373,194,983
Other Financial Instruments* :
Assets
Futures Contracts	485,979	—	—	485,979
Forward Currency Exchange Contracts	—	35,113	—	35,113
Liabilities
Forward Currency Exchange Contracts	—	(2,405,319)	—	(2,405,319)
Credit Default Swap Contracts	—	(201,524)	—	(201,524)

Total	$5,873,802	$5,008,857,314	$356,378,116	$5,371,109,232

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Balance as of 9/30/10	$13,344,256	$133,254,872	$4,960,564
Accrued discounts/(premiums)	—	304,954	5,372
Realized gain (loss)	—	1,772,232	64,149

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Change in unrealized appreciation/depreciation	25,259	1,786,468	(159,416)
Purchases	—	17,972,413	—
Sales	—	(37,140,937)	(4,870,669)
Transfers in to Level 3	—	118,238,588	—
Transfers out of Level 3	(13,369,515)	—	—

Balance as of 6/30/11	$—	$236,188,590	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$4,012,035	$—

	Asset-Backed Securities	Bank Loans	CMOs
Balance as of 9/30/10	$30,547,592	$80,795,570	$41,994,264
Accrued discounts/(premiums)	1,658	622,091	1,467
Realized gain (loss)	(14,950,430)	137,301	(2,807,713)
Change in unrealized appreciation/depreciation	17,106,813	2,777,571	5,425,711
Purchases	11,185,901	17,608,699	—
Sales	(13,501,684)	(44,442,775)	(12,394,414)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$30,389,850	$57,498,457	$32,219,315

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$1,584,907	$1,691,859	$2,248,770

	Common Stocks	Warrants*	Total
Balance as of 9/30/10	$81,904	$0	$304,979,022
Accrued discounts/(premiums)	—	—	935,542
Realized gain (loss)	—	—	(15,784,461)
Change in unrealized appreciation/depreciation	—	—	26,962,406
Purchases	—	—	46,767,013
Sales	—	—	(112,350,479)
Transfers in to Level 3	—	—	118,238,588
Transfers out of Level 3	—	—	(13,369,515)

Balance as of 6/30/11	$81,904	$0	$356,378,116

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$	$—	$9,537,571

*	The Portfolio held securities with zero market value at period end.

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 42.0%
New Zealand - 3.1%
New Zealand Government Bond
Series 413
6.50%, 4/15/13	NZD 26,205	$22,942,057

United States - 38.9%
U.S. Treasury Notes
1.375%, 11/15/12-1/15/13	U.S.$ 135,885	137,873,343
1.75%, 8/15/12	46,205	46,977,501
2.875%, 1/31/13	33,205	34,511,152
3.125%, 8/31/13	46,435	49,050,591
3.375%, 7/31/13	19,365	20,534,472

		288,947,059

Total Governments - Treasuries
(cost $308,803,554)		311,889,116

ASSET-BACKED SECURITIES - 16.9%
Autos - Fixed Rate - 10.8%
Ally Auto Receivables Trust
Series 2011-1, Class A2
0.81%, 10/15/13	2,485	2,487,447
Series 2011-2, Class A2
0.67%, 10/15/13	1,940	1,940,611
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14	2,630	2,628,484
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16(a)	3,755	3,871,377
Series 2009-3A, Class A4
2.67%, 12/15/16(a)	5,680	5,849,397
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13	2,995	2,996,966
BMW Vehicle Owner Trust
Series 2010-A, Class A3
1.39%, 4/25/14	2,375	2,392,377
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 7/15/14	2,925	2,948,682
Series 2011-1, Class A3
1.29%, 9/15/15	2,329	2,342,037
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	1,698	1,716,960
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12(a)	3,205	3,207,577
Series 2011-A, Class A2
0.74%, 9/15/13	2,965	2,964,768
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	3,425	3,534,435
Series 2011-A, Class A3

	Principal Amount (000)		U.S. $ Value
0.97%, 1/15/15	U.S.$	3,510	$3,516,015
Harley-Davidson Motorcycle Trust
Series 2010-1, Class A2
0.83%, 11/15/13		1,588	1,588,279
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 4/15/15		5,154	5,168,159
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13(a)		3,510	3,513,325
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		31	31,804
MMCA Automobile Trust
Series 2011-A, Class A2
0.75%, 10/15/13(a)		2,155	2,156,425
Nissan Auto Lease Trust
Series 2009-B, Class A4
2.65%, 1/15/15		4,785	4,817,883
Series 2010-B, Class A2
0.90%, 5/15/13		2,390	2,392,281
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		1,843	1,846,928
Porsche Financial Auto Securitization Trust
Series 2011-1, Class A3
0.84%, 1/16/15(a)		1,695	1,692,572
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/13		4,490	4,512,148
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13		3,257	3,260,749
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		3,670	3,689,886
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		3,425	3,426,118

			80,493,690

Credit Cards - Floating Rate - 2.8%
Chase Issuance Trust
Series 2009-A2, Class A2
1.737%, 4/15/14(b)		6,000	6,069,839
Discover Card Master Trust
Series 2009-A1, Class A1
1.487%, 12/15/14(b)		1,675	1,694,072
Series 2009-A2, Class A
1.487%, 2/17/15(b)		635	641,422
Series 2010-A1, Class A1
0.837%, 9/15/15(b)		3,271	3,299,666
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A

	Principal Amount (000)		U.S. $ Value
0.737%, 1/15/17(b)	U.S.$	1,465	$1,472,893
Series 2011-2, Class A
0.666%, 5/15/19(b)		2,565	2,564,999
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.247%, 6/15/15(b)		1,380	1,378,611
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.936%, 12/18/14(a) (b)		4,030	4,025,273

			21,146,775

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.337%, 9/15/14(a) (b)		2,340	2,355,614
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.837%, 12/15/14(a) (b)		3,385	3,442,190
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.737%, 10/20/14(a) (b)		2,879	2,912,313
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.437%, 11/17/14(a) (b)		1,985	1,999,585
Wheels SPV LLC
Series 2009-1, Class A
1.737%, 3/15/18(a) (b)		1,797	1,804,735

			12,514,437

Other ABS - Fixed Rate - 1.0%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		2,817	2,825,343
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13(a)		2,090	2,093,715
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13		464	466,801
Series 2011-A, Class A2
0.64%, 6/16/14		2,145	2,146,033

			7,531,892

Home Equity Loans - Fixed Rate - 0.3%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33		1,012	964,736
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		747	671,767
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class AF2
4.751%, 8/25/35		45	44,997

	Principal Amount (000)		U.S. $ Value
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	U.S.$	1,009	$174,072
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37(c) (d)		13	0
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47(a) (c) (e)		2,801	363,954

			2,219,526

Home Equity Loans - Floating Rate - 0.3%
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.086%, 5/25/37(b) (c)		313	2,450
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
3.379%, 12/25/32(b)		933	737,765
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.466%, 1/20/36(b)		520	457,904
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.386%, 6/25/37(a) (b)		1,067	379,352
Novastar Home Equity Loan
Series 2007-2, Class M1
0.486%, 9/25/37(b) (c)		1,650	232,933
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37(a) (f)		31	30,587
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.316%, 7/25/37(b)		30	20,473

			1,861,464

Total Asset-Backed Securities (cost $129,199,783)			125,767,784

CORPORATES - INVESTMENT GRADES - 16.1%
Industrial - 10.5%
Capital Goods - 1.6%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		3,555	3,569,490
Eaton Corp.
0.575%, 6/16/14(b)		1,812	1,814,118
General Dynamics Corp.
5.25%, 2/01/14		2,455	2,718,981
John Deere Capital Corp.
1.60%, 3/03/14		2,100	2,123,558
5.25%, 10/01/12		1,364	1,441,720

			11,667,867

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.5%
AT&T, Inc.
4.95%, 1/15/13	U.S.$	1,352	$1,433,150
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 2/01/14		3,170	3,494,069
New Cingular Wireless Services, Inc.
8.125%, 5/01/12		2,415	2,560,477
Verizon Communications, Inc.
1.95%, 3/28/14		880	894,324
Verizon Global Funding Corp.
7.375%, 9/01/12		2,519	2,709,079

			11,091,099

Consumer Cyclical - Automotive - 0.6%
American Honda Finance Corp.
2.375%, 3/18/13(a)		2,859	2,913,278
Toyota Motor Credit Corp.
1.375%, 8/12/13		1,525	1,535,469

			4,448,747

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13		1,762	1,912,385

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
4.30%, 3/01/13		1,728	1,828,191

Consumer Cyclical - Retailers - 0.5%
Wal-Mart Stores, Inc.
1.625%, 4/15/14		1,765	1,788,309
4.55%, 5/01/13		1,710	1,829,484

			3,617,793

Consumer Non-Cyclical - 2.2%
Abbott Laboratories
5.15%, 11/30/12		1,272	1,352,258
Avon Products, Inc.
5.625%, 3/01/14		1,045	1,144,072
Baxter International, Inc.
1.80%, 3/15/13		946	961,860
Bottling Group LLC
5.00%, 11/15/13		1,703	1,860,245
Campbell Soup Co.
4.50%, 2/15/19		250	264,713
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13		1,316	1,415,037
Merck & Co., Inc.
5.30%, 12/01/13		1,316	1,455,147
PepsiCo, Inc.
4.65%, 2/15/13		1,312	1,394,193
Pfizer, Inc.
4.45%, 3/15/12		2,865	2,946,630
Procter & Gamble Co. (The)
1.375%, 8/01/12		1,507	1,518,604

	Principal Amount (000)		U.S. $ Value
Procter & Gamble International Funding SCA
1.35%, 8/26/11	U.S.$	250	$250,345
Sanofi
1.625%, 3/28/14		1,835	1,856,350

			16,419,454

Energy - 1.0%
Apache Corp.
5.25%, 4/15/13		1,405	1,513,743
BP Capital Markets PLC
5.25%, 11/07/13		1,610	1,744,377
Chevron Corp.
3.95%, 3/03/14		1,782	1,920,349
ConocoPhillips
4.75%, 2/01/14		1,767	1,928,051

			7,106,520

Technology - 2.4%
Cisco Systems, Inc.
1.625%, 3/14/14		3,635	3,670,481
2.90%, 11/17/14		250	262,972
Hewlett-Packard Co.
2.95%, 8/15/12		900	922,084
International Business Machines Corp.
2.10%, 5/06/13		3,066	3,144,146
Microsoft Corp.
0.875%, 9/27/13		3,225	3,230,673
2.95%, 6/01/14		1,661	1,755,391
Oracle Corp.
4.95%, 4/15/13		1,344	1,441,912
Texas Instruments, Inc.
1.375%, 5/15/14		3,550	3,564,836

			17,992,495

Transportation - Services - 0.2%
United Parcel Service, Inc.
3.875%, 4/01/14		1,432	1,543,133

			77,627,684

Financial Institutions - 5.5%
Banking - 4.0%
Bank of America Corp.
3.70%, 9/01/15		1,805	1,819,683
Bank of Montreal
1.75%, 4/29/14		3,615	3,642,774
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14		867	937,194
BNP Paribas
1.19%, 1/10/14(b)		1,720	1,707,296
Citigroup, Inc.
4.587%, 12/15/15		1,735	1,824,541
Goldman Sachs Group, Inc. (The)
3.70%, 8/01/15		1,790	1,822,700
JPMorgan Chase & Co.
0.997%, 5/02/14(b)		1,805	1,805,540

	Principal Amount (000)		U.S. $ Value
3.45%, 3/01/16	U.S.$	1,755	$1,787,704
Morgan Stanley
1.253%, 4/29/13(b)		1,810	1,806,713
National Australia Bank Ltd.
1.70%, 12/10/13(a) (g)		1,825	1,824,343
Royal Bank of Canada
5.65%, 7/20/11		2,170	2,174,286
Societe Generale SA
1.326%, 4/11/14(a) (b)		1,815	1,797,872
State Street Corp.
4.30%, 5/30/14		1,415	1,530,242
UnionBanCal Corp.
5.25%, 12/16/13		1,545	1,677,731
US Bancorp
2.45%, 7/27/15		1,830	1,847,160
Wells Fargo & Co.
3.625%, 4/15/15		1,735	1,813,769

			29,819,548

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13		3,286	3,323,510

Insurance - 0.9%
Berkshire Hathaway Finance Corp
1.50%, 1/10/14		3,220	3,248,613
Metropolitan Life Global Funding I
2.875%, 9/17/12(a)		3,500	3,576,846

			6,825,459

Other Finance - 0.1%
ORIX Corp.
5.48%, 11/22/11		920	934,062

			40,902,579

Utility - 0.1%
Electric - 0.1%
Southern Co.
4.15%, 5/15/14		953	1,020,892

Total Corporates - Investment Grades (cost $117,364,078)			119,551,155

MORTGAGE PASS-THRU’S - 12.4%
Agency Fixed Rate 30-Year - 9.1%
Federal National Mortgage Association
6.00%, 6/01/38-4/01/40		10,834	11,905,736
Series 2008
6.00%, 5/01/38		34,906	38,385,270
Series 2010
6.00%, 4/01/40		15,737	17,297,890
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		257	296,971

			67,885,867

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 3.1%
Federal Home Loan Mortgage Corp.
Series 2005
2.603%, 5/01/35(f)	U.S.$	1,513	$1,587,548
Series 2007
5.836%, 11/01/36(b)		1,054	1,103,460
6.067%, 1/01/37(b)		909	957,643
Federal National Mortgage Association
2.522%, 1/01/36(f)		1,598	1,684,194
Series 2003
2.685%, 12/01/33(f)		339	356,014
Series 2005
2.442%, 2/01/35(b)		2,024	2,117,996
3.095%, 10/01/35(f)		2,595	2,734,214
Series 2006
2.568%, 5/01/36(b)		1,743	1,828,834
2.677%, 1/01/36(f)		3,712	3,909,056
5.597%, 7/01/36(f)		1,429	1,509,594
Series 2007
2.837%, 11/01/35(b)		1,965	2,063,357
5.474%, 2/01/37(b)		1,643	1,746,658
6.271%, 1/01/37(b)		13	13,546
Series 2009
3.146%, 7/01/38(f)		970	1,024,891

			22,637,005

Agency Fixed Rate 15-Year - 0.2%
Federal National Mortgage Association
6.00%, 12/01/21		93	102,170
Series 2000
7.50%, 3/01/15		72	76,608
Series 2001
6.00%, 11/01/16-12/01/16		539	587,850
Series 2002
6.00%, 2/01/17		333	363,422
8.00%, 8/01/16		187	203,001

			1,333,051

Total Mortgage Pass-Thru’s (cost $90,228,621)			91,855,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45		10	10,046
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.742%, 11/10/46(a)		3,475	3,562,635
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38		381	388,542

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	U.S.$	13	$13,324
Series 2011-C3, Class A1
1.875%, 2/16/46(a)		3,443	3,468,489
Series 2011-C4, Class A1
1.525%, 7/15/46(a)		1,618	1,619,020
Morgan Stanley Capital I
Series 2011-C1, Class A1
2.602%, 9/15/47(a)		1,577	1,613,132
Series 2011-C2, Class A1
1.48%, 6/15/44(a)		3,358	3,342,058
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20		2,990	2,983,863
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24(a)		3,639	3,687,552
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44(a)		1,600	1,634,005

			22,322,666

Agency CMBS - 1.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		6,547	6,549,525
Series K009, Class A1
2.757%, 5/25/20		1,862	1,874,887
Series K010, Class A1
3.32%, 7/25/20		2,219	2,283,216

			10,707,628

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.487%, 6/15/22(a) (b)		1,153	1,027,892
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.657%, 10/15/21(a) (b)		2,000	1,886,621
Series 2007-TFLA, Class A2
0.307%, 2/15/22(a) (b)		3,000	2,748,427
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.585%, 9/15/21(a) (b)		1,300	986,053
Series 2007-WHL8, Class E
0.587%, 6/15/20(a) (b)		1,000	769,164

			7,418,157

Total Commercial Mortgage-Backed Securities (cost $41,331,893)			40,448,451

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.9%
Agency Debentures - 2.9%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	U.S.$	4,052	$4,115,523
Citibank NA - FDIC Insured
1.875%, 5/07/12		9,250	9,379,491
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12		4,217	4,335,342
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11		3,692	3,737,995

Total Agencies (cost $21,222,350)			21,568,351

CMOs - 1.2%
Agency Floating Rate - 0.7%
Freddie Mac Reference REMIC
Series R008, Class FK
0.587%, 7/15/23(b)		238	237,573
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.75%, 12/08/20(b)		5,105	5,128,622

			5,366,195

Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.128%, 11/25/46(b)		852	406,942
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.73%, 2/25/42(a) (b)		1,204	1,145,090
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.386%, 7/20/36(b)		17	13,112
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.416%, 5/25/35(b) (c)		94	73,782
WaMu Mortgage Pass Through Certificates
Series 2006-AR4, Class 1A1B
1.218%, 5/25/46(b)		510	301,485

			1,940,411

Non-Agency Fixed Rate - 0.2%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34		1,690	483,617
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		445	432,497

	Principal Amount (000)		U.S. $ Value
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46(a) (c) (e)	U.S.$	2,460	$332,214

			1,248,328

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-51, Class IO
0.867%, 8/16/46(e)		10,358	311,672

Total CMOs (cost $11,220,304)			8,866,606

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Netherlands - 0.5%
Achmea Hypotheekbank NV
0.623%, 11/03/14(a) (b)
(cost $3,413,952)		3,415	3,398,270

SHORT-TERM INVESTMENTS - 0.8%
Certificates of Deposit - 0.8%
Royal Bank of Canada NY
2.25%, 3/15/13
(cost $5,815,165)		5,817	5,979,771

Total Investments - 98.2% (cost $728,599,700)(h)			729,325,427
Other assets less liabilities - 1.8%(i)			13,240,275

Net Assets - 100.0%			$742,565,702

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	738	September 2011	$161,476,642	$161,875,688	$399,046
Sold Contracts
U.S. T-Note 5 Yr Futures	46	September 2011	5,445,519	5,482,985	(37,466)
U.S. T-Note 10 Yr Futures	145	September 2011	17,612,689	17,737,578	(124,889)

					$236,691

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Canadian Dollar
settling 7/25/11	35,592	$36,400,257	$36,885,230	$484,973
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar
settling 7/25/11	280	288,674	290,154	(1,480)
Canadian Dollar
settling 7/25/11	35,311	36,052,699	36,594,690	(541,991)
New Zealand Dollar settling 8/11/11	27,980	22,735,536	23,123,450	(387,914)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity+	U.S. $ Value at June 30, 2011
ING	0.25%	12/31/11	$1,804,500

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2011

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $81,030,952 or 10.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007 - A, Class A
9.79%, 3/25/37	4/4/2007	$13,205	$0	0.00%

(e)	IO - Interest Only
(f)	Variable rate coupon, rate shown as of June 30, 2011.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,824,343.
(h)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,308,769 and gross unrealized depreciation of investments was $(7,583,042), resulting in net unrealized appreciation of $725,727.
(i)	An amount of U.S. $306,978 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

Currency Abbreviations:

NZD	-	New Zealand Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
REMIC	-	Real Estate Mortgage Investment Conduit

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$311,889,116	$—	$311,889,116
Asset-Backed Securities	—	114,154,902	11,612,882	125,767,784
Corporates - Investment Grades	—	119,551,155	—	119,551,155
Mortgage Pass-Thru’s	—	91,855,923	—	91,855,923
Commercial Mortgage-Backed Securities	—	29,561,805	10,886,646	40,448,451
Agencies	—	21,568,351	—	21,568,351
CMOs	—	549,245	8,317,361	8,866,606
Governments - Sovereign Agencies	—	3,398,270	—	3,398,270
Short-Term Investments	—	5,979,771	—	5,979,771

Total Investments in Securities	—	698,508,538	30,816,889	729,325,427
Other Financial Instruments* :
Assets
Futures Contracts	399,046	—	—	399,046
Forward Currency Exchange Contracts	—	484,973	—	484,973
Liabilities
Futures Contracts	(162,355)	—	—	(162,355)
Forward Currency Exchange Contracts	—	(931,385)	—	(931,385)

Total	$236,691	$698,062,126	$30,816,889	$729,115,706

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	CMOs
Balance as of 9/30/10	$6,622,628	$6,389,732	$4,198,983
Accrued discounts/(premiums)	2,002	(8)	(83)
Realized gain (loss)	(553,221)	—	(92,780)
Change in unrealized appreciation/depreciation	1,131,825	1,260,495	445,257
Purchases	7,073,692	3,569,993	5,364,122
Sales	(2,664,044)	(333,566)	(1,598,138)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$11,612,882	$10,886,646	$8,317,361

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$393,203	$1,260,495	$380,229

	Total
Balance as of 9/30/10	$17,211,343
Accrued discounts/(premiums)	1,911
Realized gain (loss)	(646,001)
Change in unrealized appreciation/depreciation	2,837,577
Purchases	16,007,807
Sales	(4,595,748)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$30,816,889

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$2,033,927

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 61.6%
United States - 61.6%
U.S. Treasury Notes
0.625%, 2/28/13	$3,620	$3,633,999
0.75%, 11/30/11	5,635	5,650,186
1.25%, 4/15/14	3,694	3,745,945
1.375%, 11/15/12-1/15/13	55,137	55,949,622
1.75%, 5/31/16	2,943	2,947,591
2.875%, 1/31/13	750	779,502
3.125%, 8/31/13	1,160	1,225,340
3.375%, 7/31/13	5,910	6,266,911

Total Governments - Treasuries (cost $79,793,510)		80,199,096

MORTGAGE PASS-THRU’S - 30.7%
Agency Fixed Rate 30-Year - 19.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	24	26,482
Federal National Mortgage Association
6.00%, 9/01/37-2/01/40	6,806	7,483,387
Series 2008
6.00%, 5/01/38	11,370	12,503,432
Series 2010
6.00%, 4/01/40	5,229	5,748,322

		25,761,623

Agency ARMs - 5.5%
Federal Home Loan Mortgage Corp.
Series 2005 2.603%, 5/01/35(a)	411	431,519
Federal National Mortgage Association
2.522%, 1/01/36(a)	449	473,177
Series 2003
2.685%, 12/01/33(a)	927	972,682
Series 2005
2.442%, 2/01/35(b)	587	614,294
Series 2006
2.677%, 1/01/36(a)	1,255	1,321,790
5.597%, 7/01/36(a)	573	605,047
Series 2007
2.837%, 11/01/35(b)	590	619,333
5.474%, 2/01/37(b)	618	656,639
Series 2009
3.146%, 7/01/38(a)	1,309	1,383,603

		7,078,084

Agency Fixed Rate 15-Year - 5.4%
Federal National Mortgage Association
4.50%, TBA	6,345	6,726,691
Series 2000
7.50%, 3/01/15	26	27,360
Series 2001
6.00%, 11/01/16	226	246,464

	Principal Amount (000)	U.S. $ Value
Series 2002
8.00%, 8/01/16	$71	$76,876

		7,077,391

Total Mortgage Pass-Thru’s (cost $39,372,390)		39,917,098

CMOs - 4.1%
Agency Floating Rate - 4.1%
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.399%, 3/25/36(b)	183	180,781
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.64%, 10/07/20(b)	4,061	4,069,978
Series 2010-R3, Class 1A
0.75%, 12/08/20(b)	1,126	1,131,173

Total CMOs (cost $5,370,274)		5,381,932

COMMERCIAL MORTGAGE-BACKED SECURITY - 1.2%
Agency CMBS - 1.2%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19
(cost $1,570,979)	1,563	1,563,658

Total Investments - 97.6% (cost $126,107,153)(c)		127,061,784
Other assets less liabilities - 2.4%(d)		3,079,453

Net Assets – 100.0%		$130,141,237

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	12	September 2011	$1,457,602	$1,467,938	$(10,336)

(a)	Variable rate coupon, rate shown as of June 30, 2011.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,019,924 and gross unrealized depreciation of investments was $(65,293), resulting in net unrealized appreciation of $954,631.
(d)	An amount of U.S. $13,200 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$80,199,096	$—	$80,199,096
Mortgage Pass-Thru’s	—	39,917,098	—	39,917,098
CMOs	—	180,781	5,201,151	5,381,932
Commercial Mortgage-Backed Security	—	1,563,658	—	1,563,658

Total Investments in Securities	—	121,860,633	5,201,151	127,061,784
Other Financial Instruments* :
Futures Contracts	(10,336)	—	—	(10,336)

Total	$(10,336)	$121,860,633	$5,201,151	$127,051,448

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	CMOs	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	14,302	14,302
Purchases	5,730,000	5,730,000
Sales	(543,151)	(543,151)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$5,201,151	$5,201,151

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$14,302	$14,302

Sanford C. Bernstein Fund, Inc.  -  Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.4%
Long-Term Municipal Bonds - 98.8%
California - 76.0%
Bay Area Toll Auth CA
Series F
5.00%, 4/01/12	$1,060	$1,097,005
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/29	2,685	2,812,457
Series 2009AG
5.00%, 12/01/26	2,465	2,696,389
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	5,235	5,652,125
Series 2010L
5.00%, 5/01/12	2,700	2,804,004
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	5,000	5,455,200
Series A
5.25%, 7/01/12	2,920	3,058,058
California Ed Fac Auth (Stanford Univ)
5.00%, 11/01/11	1,875	1,903,481
California GO
5.00%, 2/01/27 (Pre-refunded/ETM)	2,690	2,764,378
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,320,872
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,355	3,609,041
Golden St Tobacco Sec CA
5.50%, 6/01/33 (Pre-refunded/ETM)	1,855	2,027,070
6.25%, 6/01/33 (Pre-refunded/ETM)	1,040	1,130,938
Industry CA GO
Series 2009 B
4.00%, 7/01/11	1,720	1,720,000
Long Beach CA Harbor
NPFGC-RE Series 1998A
6.00%, 5/15/12	2,345	2,451,768
Long Beach CA USD GO
Series 2008A
5.00%, 8/01/11	1,625	1,630,395
Los Angeles CA Dept W&P Pwr
Series 2011A
4.00%, 7/01/13	4,495	4,802,773
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	2,075,926
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,828,413
Los Angeles CA USD GO
5.00%, 7/01/12	1,935	2,023,488
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/23 (Pre-refunded/ETM)	$6,000	$6,546,720
Los Angeles Cnty CA Met Trnsp Auth
(Los Angeles Cnty Ca MTA Sales Tax)
3.00%, 7/01/11	3,135	3,135,000
5.00%, 7/01/11-7/01/12	4,965	5,055,377
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/11	3,410	3,410,000
Metropolitan Wtr Dist Southern CA
Series 2011B
4.00%, 7/01/13	3,645	3,903,576
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
5.00%, 7/01/11	1,800	1,800,000
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
AGC Series SECOND-34E
4.00%, 5/01/13	1,250	1,306,325
Santa Clara CA USD GO
4.00%, 7/01/13(a)	1,390	1,479,168
Series 2011A
3.00%, 7/01/12(a)	1,600	1,639,456
4.00%, 7/01/13(a)	1,730	1,840,979
Santa Marg/Dana Pt ID #3,3A,4,4A CA NPFGC Series 1994
7.25%, 8/01/11	1,100	1,103,905
South Placer CA Wstwtr Auth
Series 2011C
3.00%, 11/01/12	1,500	1,551,270
Southern CA Pub Pwr Auth
4.00%, 7/01/13	1,200	1,282,164
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
4.00%, 7/01/12	1,385	1,432,478
Tobacco Sec Auth S California
Series 2002A
5.50%, 6/01/36 (Pre-refunded/ETM)	4,900	5,133,632
Vernon CA Elec Sys
5.00%, 8/01/11	1,600	1,604,144

		95,087,975

Delaware - 0.1%
Bridgeville DE Spl Obl
(Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	121	86,833

Florida - 8.0%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	2,100	2,207,730
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	135	92,548
Florida Brd of Ed Lottery
4.00%, 7/01/12	5,535	5,726,456
Florida Hurricane Catastr Fd Fin Corp.

	Principal Amount (000)	U.S. $ Value
NPFGC
5.00%, 7/01/11	$1,400	$1,400,000
Lake Ashton II CDD FL
Series B
5.00%, 11/01/11(b) (c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	101,464
Paseo CDD FL
5.00%, 2/01/11(b) (c)	280	95,200
Series B
4.875%, 5/01/10(b) (c)	75	25,500
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(d)	340	338,449

		10,050,047

Georgia - 2.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,450	2,461,466

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	118	114,428

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21(b) (c)	200	8,000
Isabella Lakes CDD LA
6.00%, 8/01/22(b) (c)	200	120,000
Orange Grove CDD LA
5.30%, 11/01/21(b) (c)	135	74,250

		202,250

New York - 2.2%
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	2,600	2,812,732

Puerto Rico - 10.1%
Puerto Rico Elec Pwr Auth
AGC
5.00%, 7/01/13	750	795,105
Puerto Rico GO
FGIC
5.50%, 7/01/11	810	810,000
NPFGC
6.00%, 7/01/14	1,000	1,090,750
Puerto Rico Hwy & Trnsp Auth
Series 2002D
5.25%, 7/01/38 (Pre-refunded/ETM)	1,950	2,042,781
Series D
5.75%, 7/01/41 (Pre-refunded/ETM)	4,355	4,583,638
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)

	Principal Amount (000)	U.S. $ Value
AMBAC
5.00%, 7/01/36	$1,000	$1,024,890
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	2,345	2,352,785

		12,699,949

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	100	111,211

Total Long-Term Municipal Bonds (cost $124,020,890)		123,626,891

Short-Term Municipal Notes - 2.6%
California - 2.6%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009C3
0.03%, 7/01/23(e)	2,050	2,050,000
California Infra & Eco Dev Bk (J Paul Getty Trust)
0.02%, 10/01/47(e)	1,200	1,200,000

Total Short-Term Municipal Notes (cost $3,250,000)		3,250,000

U.S. TREASURIES - 6.8%
U.S. Treasury Notes
1.375%, 5/15/13
(cost $8,492,662)	8,363	8,508,684

Total Investments - 108.2%
(cost $135,763,552)(f)		135,385,575
Other assets less liabilities – (8.2)%		(10,246,756)

Net Assets - 100.0%		$125,138,819

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $338,449 or 0.3% of net assets.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $687,940 and gross unrealized depreciation of investments was $(1,065,917), resulting in net unrealized depreciation of $(377,977).

.

As of June 30, 2011, the Fund held 23.8% of net assets in insured bonds (of this amount 22.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc.  -  Short Duration California Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$123,626,891	$—	$123,626,891
Short-Term Municipal Notes	—	3,250,000	—	3,250,000
U.S. Treasuries	—	8,508,684	—	8,508,684

Total Investments in Securities	—	135,385,575	—	135,385,575
Other Financial Instruments*	—	—	—	—

Total	$—	$135,385,575	$—	$135,385,575

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$15,000	$15,000
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	10,500	10,500
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	(25,500)	(25,500)

Balance as of 6/30/11	$0	$0

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.1%
Long-Term Municipal Bonds - 96.2%
New York - 76.3%
Albany Cnty NY Arpt Auth
AGM Series 2010A
4.00%, 12/15/12	$2,970	$3,086,751
Buffalo NY GO
Series 2011B
3.00%, 12/01/12	3,190	3,278,618
Erie Cnty NY IDA (Buffalo NY SD)
Series A
5.00%, 5/01/12	3,300	3,418,206
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	4,360	4,805,112
NPFGC Series 2006D
2.261%, 9/01/15(a)	2,050	1,991,698
Metropolitan Trnsp Auth NY
Series A
5.25%, 7/01/28 (Pre-refunded/ETM)	2,975	2,975,000
FGIC Series A
5.25%, 11/15/22 (Pre-refunded/ETM)	1,830	1,863,086
Metropolitan Trnsp Auth NY (Metro Trnsp Auth Ny Ded Tax)
5.00%, 11/15/11	1,060	1,078,020
Nassau Cnty NY GO
Series 2009 F
5.00%, 10/01/11	1,000	1,009,700
New York NY GO
5.00%, 8/01/13	2,500	2,720,475
7.339%, 8/01/13(b)	2,540	2,532,837
Series 2008J
5.00%, 8/01/11	2,650	2,658,745
Series C
5.00%, 8/01/11	9,190	9,220,235
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	4,950	5,223,636
New York NY Trnsl Fin Auth
5.00%, 11/01/11-2/01/14	4,495	4,863,717
Series 2010D
5.00%, 11/01/24	3,305	3,675,590
New York NY Trnsp Auth MTA/TBTA COP
AMBAC Series A
5.625%, 1/01/13	1,260	1,264,032
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,095,354
New York St Dormitory Auth (Mt. Sinai School of Medicine)
5.00%, 7/01/12	1,740	1,812,697
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	5,955	6,293,125

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14	$3,685	$4,099,415
Series 2009 D
5.00%, 6/15/12	8,180	8,545,973
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010 C
0.51%, 4/01/34(a) (c) (d)	2,325	2,043,324
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 8/15/12-2/15/13	2,645	2,739,952
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	7,940	8,555,350
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28-3/15/29	4,950	5,335,839
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC
5.50%, 4/01/12	4,785	4,969,605
New York St Thruway Auth (New York St Thruway Gen Toll Road)
4.00%, 7/15/11	6,555	6,561,096
Port Authority of NY & NJ
4.00%, 9/15/13	3,840	4,052,122
5.00%, 7/15/31	4,230	4,436,593
Suffolk Cnty NY GO
Series Series C
3.50%, 10/15/11	6,850	6,912,130
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series A-1
5.50%, 6/01/15	685	687,302
Series B-1C
5.50%, 6/01/14	765	767,593
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/12	1,715	1,773,430

		126,346,358

California - 5.0%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,600	3,872,592
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	4,275	4,447,283

		8,319,875

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	212	152,138

	Principal Amount (000)	U.S. $ Value
Florida - 4.6%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	$3,000	$3,153,900
Dupree Lakes CDD FL
6.83%, 11/01/15	60	57,061
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	180	123,397
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	2,860	2,860,000
Florida Rural Util Fin Comm
Series B
4.00%, 11/01/11	890	890,525
New River CDD FL
1.00%, 5/01/18-5/01/38(d)	165	64,173
Series 2010A1
1.00%, 5/01/38(d)	35	21,856
Series 2010B1
1.00%, 5/01/15(d)	35	29,378
Series B
5.00%, 5/01/13(d) (e)	65	1
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35(d)	20	19,739
Series 2010A-2
Zero Coupon, 5/01/35(d) (f)	50	35,536
Series 2010B
Zero Coupon, 5/01/17(d) (f)	115	95,749
Series 4B
5.125%, 5/01/09(d)	45	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	210	176,018
Paseo CDD FL
Series B
4.875%, 5/01/10(e)	480	163,200

		7,690,533

Illinois - 0.2%
Cortland IL SSA #10
5.125%, 3/01/14	163	158,066
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	96,436

		254,502

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21(d) (e)	270	10,800
Isabella Lakes CDD LA
6.00%, 8/01/22(d) (e)	255	153,000

	Principal Amount (000)	U.S. $ Value
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14(d) (e)	$115	$80,500
Whispering Springs CDD LA
5.20%, 10/01/21(d) (e)	120	66,000

		310,300

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(d)	40	27,238

New Jersey - 0.8%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	265	265,000
Tobacco Settlement Fin Corp. NJ
5.75%, 6/01/32 (Pre-refunded/ETM)	980	1,028,667

		1,293,667

Puerto Rico - 5.9%
Puerto Rico GO
FGIC
5.50%, 7/01/11-7/01/12	5,425	5,507,693
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	1,265	1,303,216
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	2,905	2,914,644

		9,725,553

Utah - 3.0%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	5,000	5,000,000

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	110	122,332

Total Long-Term Municipal Bonds (cost $160,356,265)		159,242,496

Short-Term Municipal Notes – 0.9%
New York - 0.9%
Long Island Pwr Auth NY
Series 19983B
0.06%, 5/01/33(g)	1,000	1,000,000
New York NY Trnsl Fin Auth
0.04%, 11/01/22(g)	600	600,000

Total Short-Term Municipal Notes (cost $1,600,000)		1,600,000

Total Municipal Obligations (cost $161,956,265)		160,842,496

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit
0.01%, 7/01/11
(cost $3,115,156)	$3,115	$3,115,156

Total Investments - 99.0%
(cost $165,071,421)(h)		163,957,652
Other assets less liabilities - 1.0%		1,625,642

Net Assets - 100.0%		$165,583,294

(a)	Variable rate coupon, rate shown as of June 30, 2011.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2011 and the aggregate market value of this security amounted to $2,043,324 or 1.23% of net assets.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $904,812 and gross unrealized depreciation of investments was $(2,018,581), resulting in net unrealized depreciation of $(1,113,769).

As of June 30, 2011, the Fund held 16.9% of net assets in insured bonds (of this amount 6.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
TBTA	-	Triborough Bridge and Tunnel Authority

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$159,242,496	$—	$159,242,496
Short-Term Municipal Notes	—	1,600,000	—	1,600,000
Short-Term Investments	—	3,115,156	—	3,115,156

Total Investments in Securities	—	163,957,652	—	163,957,652
Other Financial Instruments*	—	—	—	—

Total	$—	$163,957,652	$—	$163,957,652

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$96,000	$96,000
Accrued discounts/premiums	—	—
Realized gain (loss)	10,490	10,490
Change in unrealized appreciation/depreciation	67,200	67,200
Net purchases (sales)	—	—
Net purchases (sales)	(10,490)	(10,490)
Transfers in to Level 3	—	—
Transfers out of Level 3	(163,200)	(163,200)

Balance as of 6/30/11	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 95.3%
Long-Term Municipal Bonds – 91.5%
Alabama – 0.3%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,150	$1,194,103

Arizona - 1.9%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.09%, 2/01/42(a)	955	865,498
Maricopa Cnty AZ SD #3 GO
Series 2010B
3.00%, 7/01/12	1,055	1,078,484
Pima Cnty AZ GO
Series 2009
4.00%, 7/01/11	6,520	6,520,000

		8,463,982

California - 7.2%
California Dept Wtr Res Cen Vy
Series 2009AG
5.00%, 12/01/26	2,855	3,122,999
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	8,730	9,425,606
California Econ Recovery
Series B
5.00%, 7/01/23 (Pre-refunded/ETM)	1,000	1,000,000
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	7,485	8,051,764
East Bay Mud CA Wstwtr Sys
Series 2010A
5.00%, 6/01/28	4,575	4,893,466
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	5,880	6,116,964

		32,610,799

Colorado - 0.6%
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	2,490	2,614,400
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09(b) (c)	100	45,000

		2,659,400

Delaware - 2.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	423	303,557
Delaware Trnsp Auth
NPFGC Series 2003

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/12	$8,700	$9,103,245

		9,406,802

District of Columbia - 1.1%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/11-10/01/12	3,875	4,011,201
NPFGC Series 2004D
5.25%, 10/01/12	1,000	1,055,890

		5,067,091

Florida - 12.0%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	11,790	12,394,827
Dupree Lakes CDD FL
6.83%, 11/01/15	75	71,326
Florida Brd of Ed GO (Florida GO)
Series 2005 C
5.00%, 6/01/12	5,000	5,211,250
Series B
5.00%, 1/01/12	4,000	4,092,040
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/12	6,315	6,595,449
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	5,845	5,845,000
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13(b) (c)	150	60,000
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.00%, 10/01/12	1,500	1,563,075
Lee Cnty FL Sch Brd COP
Series 2009 A
5.00%, 8/01/11	3,850	3,860,780
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	225	228,294
Miami-Dade Cnty FL Hlth Fac Auth
AMBAC Series 2001 A
5.625%, 8/15/18 (Pre-refunded/ETM)	5,435	5,521,145
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35(b)	30	29,608
Series 2010A-2
6.125%, 5/01/35(b) (d)	60	42,644
Series 2010B
5.125%, 5/01/17(b) (d)	135	112,401
Series 4B
5.125%, 5/01/09(b) (c) (e)	55	0
Parker Rd CDD FL
Series B

	Principal Amount (000)	U.S. $ Value
5.35%, 5/01/15	$520	$296,400
Parkway Center CDD FL
Series B
5.625%, 5/01/14	165	138,300
Paseo CDD FL
Series B
4.875%, 5/01/10(b) (c)	945	321,300
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(f)	1,540	1,532,978
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty FL Non-ad Valorem)
5.00%, 9/01/13	6,400	6,798,272

		54,715,089

Georgia - 0.3%
Atlanta GA GO
AGC Series 2009A
4.00%, 7/01/11	1,595	1,595,000

Illinois - 4.1%
Cortland IL SSA #10
5.125%, 3/01/14	193	187,158
Illinois Ed Fac Auth (Univ of Chicago)
1.125%, 7/01/36	5,965	5,997,211
Illinois GO
Series 2007 B
5.00%, 1/01/12	3,290	3,349,911
Series 2009 A
4.00%, 9/01/11	2,405	2,415,534
Series 2010
5.00%, 1/01/12	4,500	4,581,945
Illinois Sales Tax
Series Q
6.00%, 6/15/12	2,110	2,148,592
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	137	132,117

		18,812,468

Kansas - 0.8%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,225	3,557,712

Louisiana - 0.6%
Isabella Lakes CDD LA
6.00%, 8/01/22(b) (c)	515	309,000
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	2,215	2,218,765
Whispering Springs CDD LA

	Principal Amount (000)	U.S. $ Value
5.20%, 10/01/21(b) (c)	$670	$368,500

		2,896,265

Maryland - 0.4%
Prince Georges Cnty MD GO
Series 2004D
5.00%, 12/01/12	1,715	1,827,744

Massachusetts - 2.4%
Boston MA GO
4.00%, 4/01/13	1,015	1,077,057
Massachusetts GO
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	9,520	10,025,988

		11,103,045

Michigan - 4.6%
Detroit MI Swr Disp
AGM
0.804%, 7/01/32(g)	1,535	1,047,776
Michigan Bldg Auth (Michigan Lease Fac Prog)
AMBAC Series 2005 I
5.00%, 10/15/29	4,785	4,831,462
Michigan GO
5.25%, 12/01/11	9,740	9,929,930
Michigan Trunk Line Spl Tax
AGM Series 05B
5.00%, 9/01/11	5,190	5,226,538

		21,035,706

Minnesota - 2.6%
Minnesota GO
Series 2010D
3.00%, 8/01/12	2,775	2,856,752
5.00%, 8/01/24	8,120	9,214,657

		12,071,409

Mississippi - 0.6%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	2,520	2,531,290

Missouri - 0.2%
St. Louis MO Arpt (Lambert- St. Louis Intl Airport)
Series 2011A
3.00%, 7/01/12	1,025	1,039,186

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(b)	85	57,882

New Jersey - 1.3%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	720	720,000

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Mgmt Auth SC
5.00%, 6/01/13 (Pre-refunded/ETM)	$4,980	$5,193,642

		5,913,642

New Mexico - 5.4%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	22,850	24,386,205

New York - 8.4%
Metropolitan Trnsp Auth NY (New York St Lease Mta Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	7,000	7,346,710
New York NY GO
Series 2008J
5.00%, 8/01/11	1,670	1,675,511
Series 2011B
3.00%, 8/01/12	1,755	1,802,683
Series C
5.00%, 8/01/11	3,495	3,506,499
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	1,355	1,429,904
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	6,905	7,213,930
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	4,675	5,037,313
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	9,555	10,336,790

		38,349,340

North Carolina - 2.2%
Mecklenburg Cnty NC Pub Fac Corp. COP (Mecklenburg Cnty NC Lease)
Series 2009
5.00%, 3/01/12	4,365	4,492,240
North Carolina GO
Series 2005B
5.00%, 4/01/13	1,555	1,679,182
Raleigh-Durham Arpt Auth NC (Raleigh Durham Intl Arpt)
AMBAC Series 2005B
5.00%, 5/01/13	2,000	2,121,040
NPFGC-RE
5.00%, 5/01/13	1,745	1,850,607

		10,143,069

Ohio - 2.6%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	1,815	1,852,262
Cleveland OH COP
Series 2010A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/12	$1,285	$1,352,900
Ohio HFA SFMR
3.30%, 9/01/30	155	155,195
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	2,400	2,474,880
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 6/01/12	5,900	6,016,348

		11,851,585

Oregon - 0.1%
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
3.20%, 7/01/33	365	365,047

Pennsylvania - 11.7%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	4,590	4,679,734
Pennsylvania GO
Series 2002
5.50%, 2/01/12	1,165	1,200,125
Series 2010A
5.00%, 5/01/13	2,660	2,877,535
Pennsylvania Hgr Ed Fac Auth (Bryn Mawr College)
AMBAC
5.25%, 12/01/12	8,570	9,110,853
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/12	1,000	1,043,870
Pennsylvania Turnpike Comm
4.00%, 6/01/13	8,435	8,775,605
Philadelphia PA Arpt (Philadelphia Intl Airport)
4.00%, 6/15/12-6/15/13	5,000	5,149,430
5.00%, 6/15/13	2,505	2,640,996
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15(b)	230	215,096
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	5,480	5,725,340
Pittsburgh & Allegheny PA Sprts-Exhb Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
4.00%, 2/01/12-2/01/13	4,830	4,992,696
Pittsburgh PA GO
NPFGC Series A
5.00%, 9/01/11	6,685	6,726,848

		53,138,128

Puerto Rico - 1.1%
Puerto Rico GO

	Principal Amount (000)	U.S. $ Value
Series A
5.00%, 7/01/30	$3,385	$3,469,253
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
FGIC Series A
5.25%, 8/01/31	1,500	1,521,180

		4,990,433

Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
4.00%, 7/01/12	1,000	1,023,190

Texas - 10.5%
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,601,712
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,778,939
Mansfield TX ISD GO
5.00%, 2/15/25-2/15/27	8,320	9,129,353
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,900	1,977,330
Texas PFA (Texas Workforce Commission)
Series 2010A
5.00%, 7/01/13	22,200	24,158,040
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/13	4,450	4,794,074
Titus Cnty TX Fresh Wtr (Southwestern Electric Power Co.)
4.50%, 7/01/11	1,470	1,470,000

		47,909,448

Utah - 1.0%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	4,545	4,545,000

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	205	227,983

Washington - 2.5%
Washington St COP
NPFGC Series 2004 D
4.00%, 7/01/11	1,215	1,215,000
Washington St GO
5.00%, 1/01/26	2,485	2,703,332
Series 2009 B
5.00%, 1/01/12	4,820	4,932,595
Series 2010 R

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/12	$2,645	$2,706,787

		11,557,714

Wisconsin - 2.6%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	2,210	2,321,605
6.375%, 6/01/32 (Pre-refunded/ETM)	9,130	9,621,924

		11,943,529

Total Long-Term Municipal Bonds (cost $418,134,310)		416,989,286

Short-Term Municipal Notes - 3.8%
Alaska - 1.1%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993C
0.02%, 12/01/33(h)	5,000	5,000,000

California - 1.4%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2007A-2
0.02%, 10/01/47(h)	6,300	6,300,000

Mississippi - 0.6%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 B
0.04%, 12/01/30(h)	2,000	2,000,000
Series 2009 F
0.03%, 12/01/30(h)	1,000	1,000,000

		3,000,000

Texas - 0.7%
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
0.03%, 5/15/48(h)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $17,300,000)		17,300,000

Total Municipal Obligations (cost $435,434,310)		434,289,286

SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
State Street Time Deposit
0.01%, 7/01/11
(cost $16,434,362)	16,434	16,434,362

U.S. $ Value
Total Investments – 98.9% (cost $451,868,672)(i)	$450,723,648
Other assets less liabilities – 1.1%	4,963,983

Net Assets - 100.0%	$455,687,631

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Fair valued.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $1,532,978 or 0.3% of net assets.
(g)	Variable rate coupon, rate shown as of June 30, 2011.
(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,756,757 and gross unrealized depreciation of investments was $(3,901,781), resulting in net unrealized depreciation of $(1,145,024).

As of June 30, 2011, the Fund held 18.0% of net assets in insured bonds (of this amount 6.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds^	$—	$416,989,286	$0	$416,989,286
Short-Term Municipal Notes	—	17,300,000	—	17,300,000
Short-Term Investments	—	16,434,362	—	16,434,362

Total Investments in Securities	—	450,723,648	—	450,723,648
Other Financial Instruments*	—	—	—	—

Total	$—	$450,723,648	$—	$450,723,648

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	The portfolio held security with zero market value at period end.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds**	Total
Balance as of 9/30/10	$234,540	$234,540
Accrued discounts/(premiums)	—	—
Realized gain (loss)	12,399	12,399
Change in unrealized appreciation/depreciation	131,760	131,760
Purchases	—	—
Sales	(12,399)	(12,399)
Transfers in to Level 3	—	—
Transfers out of Level 3	(366,300)	(366,300)

Balance as of 6/30/11	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

**	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
California - 84.1%
Antelope Valley CA UHSD GO
NPFGC Series A
5.375%, 8/01/19	$1,000	$1,045,750
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP)
NPFGC Series B
5.50%, 1/01/16	2,110	2,113,123
Azusa CA USD GO
AGM
5.00%, 7/01/24	2,320	2,368,604
Bay Area Infra Fin Auth (California St Acceleration Nts)
NPFGC-RE
5.00%, 8/01/17	32,350	32,949,769
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	44,402,454
Series 2006 F
5.00%, 4/01/20	5,250	5,770,957
Series F
5.00%, 4/01/12	2,910	3,011,588
California Dept Wtr Res Cen Vy
5.00%, 12/01/16 (Pre-refunded/ETM)	380	434,431
AGM Series W
5.25%, 12/01/22 (Pre-refunded/ETM)	260	265,015
FGIC
5.25%, 12/01/18 (Pre-refunded/ETM)	65	71,048
NPFGC
5.00%, 12/01/16	6,960	7,797,079
5.00%, 12/01/16 (Pre-refunded/ETM)	60	68,704
NPFGC-RE
5.25%, 12/01/18	4,935	5,355,709
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,600	28,778,951
AGM
5.00%, 5/01/17	21,050	24,527,460
AMBAC
5.50%, 5/01/13	2,065	2,168,477
California Dept Wtr Res Wtr
5.50%, 5/01/13 (Pre-refunded/ETM)	4,125	4,345,440
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/13-2/01/14	24,215	26,284,682
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,715	11,690,494
Series A
5.00%, 7/01/18-7/01/20	33,000	38,028,780
5.25%, 7/01/12-7/01/14	8,270	8,885,619
NPFGC
5.00%, 7/01/15	4,390	4,888,836
NPFGC Series A
5.00%, 7/01/12	1,590	1,661,264
5.25%, 7/01/13	8,420	9,186,557
California GO

	Principal Amount (000)	U.S. $ Value
NPFGC
5.00%, 8/01/24	$50	$50,023
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21(a)	20,440	23,540,952
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,030	1,109,197
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,722,234
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	3,740	4,092,233
California Pub Wks Brd (Univ Of California Lease)
5.00%, 4/01/21-4/01/22	10,825	11,619,817
Series 2009E
5.00%, 4/01/23	1,950	2,053,330
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,555	5,221,643
California Spl Dist Assn Fin Corp. COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	755	798,375
California State Univ
AMBAC Series B
5.00%, 11/01/14	3,575	3,970,037
NPFGC-RE Series A
5.00%, 11/01/24	1,570	1,597,758
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	35,305	37,978,295
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	930	932,316
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/12-4/01/13	3,485	3,559,750
California Statewide CDA (Southern CA Edison Co.)
XLCA Series B
4.10%, 4/01/28	14,055	14,678,620
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,489,392
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,115,203
Compton CA CRA (Compton CA Tax Alloc)
AMBAC Series A
5.00%, 8/01/11	3,395	3,399,685

	Principal Amount (000)	U.S. $ Value
Culver City CA Redev Agy (Culver City CA Redev Proj Area)
AMBAC
5.50%, 11/01/14	$840	$852,726
NPFGC
5.50%, 11/01/18	1,000	1,010,880
NPFGC Series A
5.50%, 11/01/17	1,270	1,283,843
Dinuba CA Redev Agy Tax Alloc
4.40%, 10/01/11	3,350	3,359,648
Fremont CA Pub Fin Auth (Fremont CA Spl Assmt)
Series A
3.75%, 9/02/11	1,130	1,131,390
Gateway CA USD GO
NPFGC Series A
5.00%, 8/01/24	1,230	1,256,064
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	1,900	1,985,500
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	16,765	18,359,687
6.25%, 6/01/33 (Pre-refunded/ETM)	18,690	20,324,254
6.75%, 6/01/39 (Pre-refunded/ETM)	12,235	13,658,909
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	10,240	11,189,862
AMBAC Series B
5.00%, 6/01/38 (Pre-refunded/ETM)	3,450	3,737,454
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,971,097
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,318,682
Industry CA GO
5.00%, 7/01/17	3,655	4,059,170
Inland Valley CA Dev Agy
5.25%, 4/01/12 (Pre-refunded/ETM)	1,840	1,908,448
5.25%, 4/01/13 (Pre-refunded/ETM)	2,890	3,135,939
5.50%, 4/01/14 (Pre-refunded/ETM)	1,320	1,495,256
Kern CA HSD GO
7.10%, 8/01/11 (Pre-refunded/ETM)	1,000	1,004,750
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Pre-refunded/ETM)	705	789,783
5.90%, 9/01/24 (Pre-refunded/ETM)	1,100	1,245,200
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13	1,145	1,182,877
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,744,431
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,548,953
Series B

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/21	$6,500	$7,342,530
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	9,041,417
Series 2008A
5.00%, 8/01/18	9,845	11,402,971
Series A
5.00%, 8/01/25	1,000	1,095,330
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	28,001,743
Series A
5.00%, 5/15/13	4,000	4,271,560
5.25%, 5/15/23-5/15/24	15,955	17,545,115
5.50%, 5/15/14-5/15/17	14,610	16,422,965
Los Angeles CA Dept W&P Pwr
Series 2001A-2
5.375%, 7/01/18 (Pre-refunded/ETM)	2,310	2,310,000
AGM Series A
5.25%, 7/01/18	2,040	2,044,998
NPFGC Series 2001A-2
5.375%, 7/01/18	2,690	2,696,833
Los Angeles CA Dept W&P Wtr
NPFGC Series B
5.00%, 7/01/12	2,260	2,361,293
Los Angeles CA GO
NPFGC Series A
5.00%, 9/01/16	3,240	3,490,744
Los Angeles CA Harbor Dept
5.00%, 8/01/23(a)	2,500	2,795,600
Los Angeles CA USD GO
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,536,676
AMBAC Series B
5.00%, 7/01/12	2,330	2,435,386
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,320,136
NPFGC Series A
5.00%, 7/01/11	2,200	2,200,000
5.25%, 7/01/12	1,865	1,954,874
NPFGC Series A-2
5.00%, 7/01/20	11,000	11,799,370
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC Series A
5.00%, 12/01/11	3,605	3,654,965
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	21,436,851
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/12-7/01/13	4,715	5,019,005
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,201,033
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,904,692
Series A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,926,905

	Principal Amount (000)	U.S. $ Value
5.75%, 7/01/21	$2,045	$2,442,282
NPFGC Series B-3
5.00%, 10/01/18	3,410	3,766,174
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 6/01/12	2,830	2,828,160
Mount San Antonio CA CCD GO
NPFGC Series A
5.00%, 8/01/14	5,610	5,834,568
Oakland CA USD GO
NPFGC
5.00%, 8/01/11-8/01/13	7,070	7,204,120
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/11-7/01/13	21,070	22,376,699
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	10,490,384
Series 2009A
5.00%, 2/01/20	1,890	2,136,040
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,378,040
Port of Oakland CA
NPFGC Series 2007C
5.00%, 11/01/18	1,900	2,057,985
Rancho CA Wtr Dist Fin Auth
AGM Series A
5.50%, 8/01/12	1,075	1,078,870
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/25	2,275	2,358,492
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,166,060
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,315,084
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,420,599
Salinas CA Pub Fin Auth AD
5.25%, 9/02/11	310	311,094
San Bernardino Cnty CA COP (San Bernardino Cnty COP Detention Ctr)
NPFGC Series A
5.25%, 11/01/17	7,495	7,680,951
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	14,905	16,821,783
Series 2009 B
5.00%, 5/15/18	20,615	23,858,152
San Diego CA USD GO
FGIC Series D
5.25%, 7/01/25	2,170	2,289,741
San Diego Cnty CA COP
AMBAC

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/15	$2,000	$2,205,680
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,680	2,976,810
San Diego Cnty CA Wtr Auth COP
AGM Series 2008 A
5.00%, 5/01/24	4,860	5,132,452
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15	14,690	16,509,797
5.25%, 5/01/18	4,655	5,036,524
Series 2009C-2
5.00%, 5/01/16	11,520	12,942,144
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,504,517
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,095,500
NPFGC
5.25%, 10/01/14	5,245	5,628,567
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC
6.00%, 8/01/15	670	697,115
San Mateo Cnty CA CCD GO
NPFGC-RE Series A
5.375%, 9/01/20	1,140	1,189,339
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/20	1,000	1,062,770
Santa Clara CA Redev Agy (Bayshore North Proj)
NPFGC
5.00%, 6/01/15	1,000	1,004,930
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	560,493
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,430	6,096,865
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,442,880
Series 2010-1
5.00%, 7/01/25	8,235	8,828,743
Tahoe Truckee CA USD GO
NPFGC
5.50%, 8/01/19	1,185	1,367,431
Univ of California
Series 2009 Q
5.25%, 5/15/22	3,510	3,896,767
Series 2010U
5.00%, 5/15/24	4,215	4,592,242
AGM Series J
5.00%, 5/15/16	6,330	7,173,726
NPFGC Series K
5.00%, 5/15/13	6,460	6,953,156

	Principal Amount (000)	U.S. $ Value
Vernon CA Elec Sys
Series 2009A
5.00%, 8/01/12	$16,150	$16,778,881
Walnut CA Pub Fin Auth (Walnut Impt Proj)
AMBAC
5.375%, 9/01/20	2,075	2,099,713

		948,389,766

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	310	302,250

Colorado - 0.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	1,700	1,899,274
Series D
7.75%, 11/15/13	250	271,535

		2,170,809

Florida - 4.6%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	765	783,949
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	2,000	2,194,880
Chapel Creek FL CDD
5.20%, 5/01/11(b) (c)	1,590	540,600
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,050	14,551,142
Dupree Lakes CDD FL
6.83%, 11/01/15	270	256,775
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13(b) (c)	635	209,550
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
NPFGC
5.00%, 7/01/13	6,760	7,286,266
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,040	18,844,314
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10(b) (c)	320	278,400
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,437,056
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,182,613
New River CDD FL
1.00%, 5/01/18-5/01/38(b)	1,080	420,038

	Principal Amount (000)	U.S. $ Value
Series 2010A1
1.00%, 5/01/38(b)	$245	$152,993
Series 2010B1
1.00%, 5/01/15(b)	235	197,254
Series B
5.00%, 5/01/13(b) (c)	405	4
Parker Rd CDD FL
Series B
5.35%, 5/01/15	2,060	1,174,200
Paseo CDD FL
5.00%, 2/01/11(b) (c)	665	226,100
Series B
4.875%, 5/01/10(b) (c)	670	227,800
Six Mile Creek CDD FL
5.50%, 5/01/17(b)	825	264,000
Sterling Hill CDD FL
Series B
5.50%, 12/31/49(b) (c)	165	120,450
Venetian CDD FL
Series B
5.95%, 5/01/12	115	114,418

		51,462,802

Guam - 0.2%
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
5.00%, 7/01/12	1,270	1,294,117
5.50%, 7/01/16	1,500	1,569,195

		2,863,312

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,726,960
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	546	526,541

		3,253,501

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/21(b) (c)	3,200	128,000

Massachusetts - 0.5%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	4,830	5,330,823

Nevada - 0.5%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,807,500
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
5.30%, 8/01/11	1,865	1,866,697
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)

	Principal Amount (000)	U.S. $ Value
4.75%, 3/01/13(b)	$315	$214,502

		5,888,699

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,667,315
Series C
5.30%, 1/01/15	3,580	3,771,029

		6,438,344

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series 2008A
5.00%, 2/01/13	10,350	10,825,582
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	2,360	2,085,603

		12,911,185

Puerto Rico - 4.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	13,550	13,953,123
Series 2007TT
5.00%, 7/01/21	3,850	3,958,147
Series 2007V V
5.50%, 7/01/20	3,065	3,336,743
Series W
5.50%, 7/01/17	5,620	6,260,792
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,826,967
Series A
5.00%, 7/01/30	3,230	3,310,395
Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,035	1,050,825
NPFGC Series 2009
4.75%, 12/01/15	5,500	5,650,095
Puerto Rico Pub Bldgs Auth
Series C
5.50%, 7/01/12 (Pre-refunded/ETM)	5	5,253
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,570	2,804,358
Series C
5.25%, 7/01/11	1,015	1,015,000
5.50%, 7/01/12	1,135	1,172,693
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	8,365	8,506,619

		53,851,010

South Carolina - 0.1%
Lancaster Cnty SC Edenmore ID

	Principal Amount (000)	U.S. $ Value
Series B
5.375%, 12/01/16(b) (c)	$1,628	$765,160

Texas - 1.1%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,252,806
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19(a)	10,290	10,922,423

		12,175,229

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	666	740,665
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18(b)	914	667,047

		1,407,712

Total Municipal Obligations (cost $1,071,893,920)		1,107,338,602

SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
State Street Time Deposit
0.01%, 7/01/11
(cost $41,189,316)	41,189	41,189,316

Total Investments - 101.8% (cost $1,113,083,236)(d)		1,148,527,918
Other assets less liabilities - (1.8)%		(20,341,597)

Net Assets - 100.0%		$1,128,186,321

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,420,707 and gross unrealized depreciation of investments was $(11,976,025), resulting in net unrealized appreciation of $35,444,682.

As of June 30, 2011, the Fund held 33.5% of net assets in insured bonds (of this amount 1.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District

COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HSD	-	High School District
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area
UHSD	-	Unified/Union High School District
XLCA	-	XL Capital Assurance Inc.
USD .	-	Unified School District

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,107,338,602	$—	$1,107,338,602
Short-Term Investments	—	41,189,316	—	41,189,316

Total Investments in Securities	—	1,148,527,918	—	1,148,527,918
Other Financial Instruments*	—	—	—	—

Total	$—	$1,148,527,918	$—	$1,148,527,918

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$134,000	$134,000
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	93,800	93,800
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	(227,800)	(227,800)

Balance as of 6/30/11	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

Sanford C. Bernstein Fund, Inc.—New York Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
New York - 76.4%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,342,604
Albany Cnty NY GO
NPFGC-RE
5.00%, 10/01/12	405	418,179
Erie Cnty NY IDA (Buffalo NY SD)
5.00%, 5/01/22(a)	5,800	6,316,026
AGM
5.00%, 5/01/14	1,120	1,226,165
5.75%, 5/01/24	1,520	1,600,104
AGM Series A
5.00%, 5/01/16	1,210	1,366,453
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	3,085	3,472,044
NPFGC Series D
5.00%, 9/01/12	10,115	10,602,644
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,590	38,485,820
Metropolitan Trnsp Auth NY
Series 2010D
5.25%, 11/15/24	10,755	11,483,544
Series 2010G
5.00%, 11/15/21	9,305	10,085,503
5.25%, 11/15/22-11/15/23	25,075	27,138,227
Series B
5.00%, 11/15/16-11/15/17	6,645	7,484,913
AMBAC Series A
5.50%, 11/15/18	5,325	5,601,367
AMBAC Series B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,487
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
AGM Series A
5.25%, 11/15/12	7,425	7,888,171
NPFGC Series A
5.00%, 11/15/11	1,865	1,896,425
5.25%, 11/15/13	2,660	2,927,410
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	14,988,491
Nassau Cnty NY GO
5.00%, 4/01/21-4/01/22	5,915	6,362,754
Series 2009 F
5.00%, 10/01/11	1,335	1,347,950
AMBAC Series A
6.00%, 7/01/11	1,000	1,000,000
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,142,230
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,115,977
AMBAC Series B
5.00%, 11/15/14	3,595	3,933,721

	Principal Amount (000)	U.S. $ Value
AMBAC Series H
5.25%, 11/15/13	$1,745	$1,933,408
New York Bridge Auth
5.00%, 1/01/17	4,575	4,647,971
New York NY GO
5.00%, 8/01/13-8/01/18	24,085	27,115,551
5.25%, 9/01/14-9/01/16	23,140	26,699,634
Series 04G
5.00%, 8/01/12	3,910	4,099,596
Series 2002C
5.50%, 8/01/13 (Pre-refunded/ETM)	150	162,006
5.50%, 8/01/13-8/01/14	14,645	15,724,417
Series 2003A
5.25%, 8/01/17 (Pre-refunded/ETM)	715	785,771
5.25%, 8/01/17	4,990	5,356,066
Series 2005M
5.00%, 4/01/12 (Pre-refunded/ETM)	3,610	3,736,278
5.00%, 4/01/12	4,530	4,684,700
Series C
5.00%, 1/01/16	4,410	5,035,999
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,111,400
Series E
5.00%, 8/01/16	5,500	6,354,755
Series G
5.00%, 8/01/11	1,000	1,003,290
Series H
5.00%, 8/01/11	1,080	1,083,553
Series I
5.00%, 8/01/14	2,700	3,019,545
AGM
5.25%, 8/01/12-8/01/14	13,615	14,445,020
NPFGC
5.00%, 8/01/16	2,350	2,615,292
5.75%, 8/01/11	7,570	7,598,842
NPFGC-RE
5.00%, 8/01/13	2,750	2,992,523
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	10,215	11,126,076
New York NY IDA (Magen David Yeshivah)
ACA
4.99%, 6/15/13(b)	2,305	1,820,950
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/26	49,345	54,499,028
Series FF
5.00%, 6/15/25	24,730	27,039,782
New York NY Trnsl Fin Auth
5.00%, 11/01/11-11/01/15	52,775	57,471,696
5.25%, 8/01/14	1,300	1,464,489
5.25%, 2/01/20 (Pre-refunded/ETM)	6,310	6,800,729
Series 02A
5.50%, 11/01/26(c)	18,050	18,337,536
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	1,965	2,117,818
Series 2004C
5.25%, 2/01/13-2/01/21	4,335	4,652,581
NPFGC
5.25%, 2/01/20	115	122,275

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2003E
5.25%, 2/01/21	$35	$36,882
NPFGC-RE
5.00%, 11/01/13	18,405	20,200,040
5.50%, 11/01/13	7,075	7,536,644
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	26,435,944
New York St Dormitory Auth
5.375%, 7/01/19 (Pre-refunded/ETM)	1,400	1,471,190
Series 2011A
5.00%, 7/01/24(a)	3,125	3,431,469
FGIC
5.50%, 7/01/17 (Pre-refunded/ETM)	1,640	1,640,000
5.50%, 7/01/20 (Pre-refunded/ETM)	1,000	1,000,000
NPFGC
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,135,630
New York St Dormitory Auth (AIDS Long-term Hlth Care Loan Pool)
5.00%, 11/01/11	2,700	2,708,478
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,306
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,133,405
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,068,210
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,523,907
New York St Dormitory Auth (Mt. Sinai School of Medicine)
5.00%, 7/01/19	4,360	4,714,337
New York St Dormitory Auth (New York Medical College)
NPFGC
5.25%, 7/01/11	1,085	1,085,000
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,585,170
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,501,188
AGM
5.00%, 2/15/16	3,830	4,327,938
5.75%, 8/15/11	5	5,018
NPFGC
5.00%, 8/15/17	480	480,115
NPFGC Series 1998D
5.25%, 2/15/13	110	110,166
New York St Dormitory Auth (New York St Lease Secured Hosp)
3.875%, 2/15/12	1,000	1,017,510
4.00%, 2/15/13-8/15/15	9,035	9,564,507

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Suny)
Series B
5.25%, 11/15/23	$4,960	$5,154,928
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/22	6,050	6,606,963
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12-2/15/19	71,360	81,614,973
Series 2008 A
5.00%, 3/15/20	4,750	5,386,547
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	10,819,150
Series G
5.00%, 3/15/17-3/15/18	15,885	18,607,158
AGM
5.00%, 3/15/13	2,525	2,714,375
AMBAC
5.00%, 3/15/15	1,650	1,880,225
NPFGC-RE
5.50%, 3/15/14	4,750	5,105,917
New York St Dormitory Auth (New York Univ)
NPFGC
5.00%, 7/01/11	1,815	1,815,000
5.75%, 7/01/12	1,540	1,622,898
NPFGC Series A
6.00%, 7/01/18	1,000	1,201,070
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth)
AMBAC Series A
5.25%, 7/01/18	1,000	1,011,130
AMBAC Series B
5.25%, 7/01/19	1,325	1,339,509
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,835,365
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010 C
0.51%, 4/01/34(b) (d) (e)	17,725	15,577,599
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	30,070	32,292,026
Series 2009 A
5.25%, 6/15/24	7,300	8,173,591
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,137,433
New York St Envrn Fac Corp. (New York St SRF)
5.375%, 11/15/18	1,485	1,489,945
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19(b) (f)	1,980	20

	Principal Amount (000)	U.S. $ Value
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	$22,670	$25,996,127
AGM
5.00%, 4/01/13	4,230	4,555,541
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	1,590	1,565,625
New York St Pwr Auth
NPFGC
5.00%, 11/15/16	6,180	7,240,859
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	895	1,024,068
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,623,612
Series 2010A
5.00%, 3/15/24-3/15/25	21,900	24,390,829
AGM
5.00%, 3/15/14-3/15/15	8,840	9,975,317
AGM Series 2005A
5.00%, 3/15/18	1,035	1,150,009
AMBAC
5.00%, 3/15/15	10,170	11,589,020
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	24,952,939
AGM
5.00%, 4/01/12	1,415	1,464,284
AGM Series 5B
5.00%, 4/01/14	64,440	71,378,899
AMBAC
5.25%, 4/01/12-4/01/14	16,890	17,758,306
NPFGC
5.00%, 4/01/24	1,060	1,122,413
5.25%, 4/01/12-4/01/14	13,930	15,086,885
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,025	29,715,455
New York St Thruway Auth (New York St Thruway Gen Toll Road)
4.00%, 7/15/11	48,785	48,830,370
AMBAC
5.00%, 1/01/13-1/01/14	12,285	13,225,952
New York St UDC (New York St Lease Svc Contract)
5.00%, 1/01/19	3,525	3,980,571
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,371,075
AMBAC
5.00%, 12/15/20	6,265	6,955,654
Niagara Falls NY Bridge Comm
FGIC
6.30%, 10/01/12 (Pre-refunded/ETM)	4,670	5,014,833
Port Authority of NY & NJ
NPFGC-RE
5.00%, 12/01/19	15,290	16,129,880
5.125%, 11/15/15	1,355	1,358,577
XLCA
5.00%, 10/01/19	3,700	3,915,229

	Principal Amount (000)	U.S. $ Value
XLCA Series CONS 143rd
5.00%, 10/01/17	$6,370	$6,978,399
Prerefunded - Others
Series 2002C
5.50%, 8/01/14 (Pre-refunded/ETM)	130	140,405
Series 2004C
5.25%, 2/01/13 (Pre-refunded/ETM)	4,295	4,621,978
5.25%, 2/01/21 (Pre-refunded/ETM)	10	11,184
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14(a)	12,240	13,507,452
5.50%, 6/01/15-6/01/16	16,755	16,806,523
Series 2008
5.00%, 6/01/12	8,000	8,322,320
Series A-1
5.50%, 6/01/15	1,700	1,705,712
Series B-1C
5.50%, 6/01/14	4,545	4,560,408
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,615	2,823,363
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/11-1/01/20	50,010	56,613,708
5.25%, 11/15/12-1/01/17	19,480	20,868,918
5.50%, 1/01/12 (Pre-refunded/ETM)	2,990	3,067,112
5.50%, 1/01/17 (Pre-refunded/ETM)	9,370	10,738,395
NPFGC
5.125%, 1/01/18 (Pre-refunded/ETM)	8,165	8,185,249
5.25%, 11/15/15	3,145	3,660,937
Troy Res Corp. (Rensselaer Polytechnic Institute)
5.00%, 9/01/16-9/01/21	7,490	8,435,290
Series 2010B
5.00%, 9/01/17-9/01/18	9,010	10,178,389
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	908,096
Yonkers NY GO
NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,466,097

		1,407,635,926

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	12,951,485

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	420	409,500

California - 3.7%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	5,747,700
Series A
5.00%, 7/01/18-7/01/20	27,975	32,524,237

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	$26,250	$28,237,650
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,245	1,357,498

		67,867,085

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	495	537,639
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14(b)	2,765	1,244,250

		1,781,889

District of Columbia - 0.3%
Metro Washington Arpt Auth VA
5.00%, 10/01/19-10/01/21	5,795	6,324,909

Florida - 5.5%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	1,180	1,209,229
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,640	36,394,579
Series 2010A
5.00%, 6/01/16	7,175	7,679,115
Dupree Lakes CDD FL
6.83%, 11/01/15	375	356,632
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	2,760	1,892,090
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13(b) (f)	950	313,500
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	18,568,159
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	15,029,688
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13(b) (f)	955	382,000
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,270	1,365,517
AGM Series A
5.00%, 10/01/16	3,500	3,808,385
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	640	649,370

	Principal Amount (000)	U.S. $ Value
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	$3,300	$3,350,952
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.75%, 10/01/20	1,435	1,618,221
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,230	1,168,721
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35(b)	90	88,826
Series 2010A-2
6.125%, 5/01/35(b) (g)	200	142,146
Series 2010B
5.125%, 5/01/17(b) (g)	455	378,833
Series 4B
5.125%, 5/01/09(b) (f) (h)	185	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,665	1,395,570
Paseo CDD FL
5.00%, 2/01/11(b) (f)	860	292,400
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,665	2,928,142
Six Mile Creek CDD FL
5.50%, 5/01/17(b)	1,010	323,200
Sterling Hill CDD FL
Series B
5.50%, 12/31/49(b) (f)	165	120,450
Venetian CDD FL
Series B
5.95%, 5/01/12	170	169,140
Verano CDD FL
Series B
5.00%, 11/01/13	1,700	1,530,493

		101,155,358

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	6,975	7,529,024

Guam - 0.2%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,609,953
Guam Wtrworks Auth
5.00%, 7/01/11	2,160	2,160,000

		3,769,953

Illinois - 0.6%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,405	1,029,626
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)

	Principal Amount (000)	U.S. $ Value
5.50%, 3/01/17(b)	$1,307	$743,722
Cortland IL SSA #10
5.125%, 3/01/14	2,707	2,625,059
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,620	1,623,856
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	3,950	3,950,316
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	718	692,411

		10,664,990

Indiana - 0.6%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	11,593,870

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22(b) (f)	1,515	909,000
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14(b) (f)	1,155	808,500
Whispering Springs CDD LA
5.20%, 10/01/21(b) (f)	1,500	825,000

		2,542,500

Nevada - 0.8%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series C 2009
5.00%, 7/01/23	7,400	7,818,692
Clark Cnty NV SD GO
Series B
5.00%, 6/15/17	3,620	4,112,465
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.625%, 3/01/12(b)	535	452,647
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	1,355	1,355,637

		13,739,441

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,130	2,261,932

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,639,079
5.375%, 1/01/17	2,285	2,386,728
North Carolina Mun Pwr Agy #1
Series A

	Principal Amount (000)	U.S. $ Value
5.25%, 1/01/17	$2,290	$2,626,149

		6,651,956

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	1,315	1,162,105
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32	4,865	5,175,971

		6,338,076

Pennsylvania - 1.0%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	15,948,843
5.25%, 9/01/23	2,075	2,181,033

		18,129,876

Puerto Rico - 6.5%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,401,866
5.50%, 7/01/16-7/01/19	15,645	17,256,911
Series 2010AAA
5.25%, 7/01/21	8,575	9,007,180
Series 2010ZZ
5.25%, 7/01/22	7,900	8,191,984
NPFGC
5.50%, 7/01/16	3,695	4,130,714
Puerto Rico GO
5.00%, 7/01/13	4,980	5,237,566
5.25%, 7/01/14	1,305	1,397,524
Puerto Rico Govt Dev Bank
5.00%, 12/01/11-12/01/14	12,470	12,920,271
Series B
5.00%, 12/01/13	4,410	4,684,567
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,663,583
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.802%, 7/01/28(e)	1,090	765,987
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11 (Pre-refunded/ETM)	5	5,000
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	1,000	1,024,890
5.75%, 7/01/15	4,245	4,632,101
Series C
5.25%, 7/01/11	1,780	1,780,000
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	1,405	1,428,787
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	24,965,130
Univ of Puerto Rico

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/13	$1,015	$1,065,324

		119,559,385

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16(b) (f)	1,159	544,730

Tennessee - 1.0%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	17,455,273

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	999	1,110,998
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18(b)	1,278	932,697

		2,043,695

Washington - 0.6%
Port of Seattle WA
5.00%, 2/01/21	11,010	11,644,506

Total Municipal Obligations (cost $1,764,510,447)		1,832,595,359

SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit
0.01%, 7/01/11
(cost $11,969,314)	11,969	11,969,314

Total Investments - 100.1% (cost $1,776,479,761)(i)		1,844,564,673
Other assets less liabilities - (0.1)%		(1,709,083)

Net Assets – 100.0%		$1,842,855,590

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2011 and the aggregate market value of this security amounted to $15,577,599 or 0.85% of net assets.
(e)	Variable rate coupon, rate shown as of June 30, 2011.
(f)	Security is in default and is non-income producing.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Fair valued.

(i)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,389,171 and gross unrealized depreciation of investments was $(16,304,259), resulting in net unrealized appreciation of $68,084,912.

As of June 30, 2011, the Fund held 26.8% of net assets in insured bonds (of this amount 3.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.  -  New York Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,832,595,359	$—	$1,832,595,359
Short-Term Investments	—	11,969,314	—	11,969,314

Total Investments in Securities	—	1,844,564,673	—	1,844,564,673
Other Financial Instruments*	—	—	—	—

Total	$—	$1,844,564,673	$—	$1,844,564,673

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.0%
Long-Term Municipal Bonds - 95.7%
Alabama - 2.8%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	$86,830	$101,191,754
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	11,378,336
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,463,689
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	7,725	8,087,612
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	12,105	12,713,276
FGIC Series D
5.00%, 2/01/42 (Pre-refunded/ETM)	5,900	6,196,475

		154,031,142

Arizona - 1.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.09%, 2/01/42(a)	18,025	16,335,697
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,930,663
Arizona Tourism & Sports Auth (Arizona Tourism/sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,836,797
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	19,120,198
Arizona Trnsp Brd Highway
5.00%, 7/01/15	8,480	9,752,000
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,495	1,497,616
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/20-7/01/25	26,890	28,558,543
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,555,650
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,565,050
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,300	2,205,148

	Principal Amount (000)	U.S. $ Value
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	$955	$931,125
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,417,502

		96,705,989

California - 8.5%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,770	234,709,242
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19	16,765	19,557,714
5.25%, 7/01/21	2,660	3,057,776
Series A
5.00%, 7/01/20	5,675	6,497,364
5.25%, 7/01/12	13,375	14,007,370
California GO
5.00%, 8/01/14-5/01/17	33,740	37,589,197
Series 2008
5.00%, 4/01/18	5,000	5,677,400
Series 2009
5.25%, 10/01/20	5,085	5,689,657
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	60,165	64,720,694
Fremont CA USD GO
AGM Series B
5.00%, 8/01/27	1,000	1,022,850
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,639,806
Golden St Tobacco Sec CA
FGIC
5.50%, 6/01/33 (Pre-refunded/ETM)	5,000	5,463,800
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	26,931,752
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,083,030
Sacramento CA Mun Util Dist
NPFGC Series G
6.50%, 9/01/13	800	837,392
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.25%, 5/01/22-5/01/23	10,380	11,344,087
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,156,432

	Principal Amount (000)	U.S. $ Value
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	$12,160	$13,164,416

		459,149,979

Colorado - 2.3%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	305	252,372
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,710	15,506,935
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,365,735
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.50%, 11/15/19	2,140	2,367,653
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	21,300,947
Series A-1
5.00%, 11/15/11-11/15/12	37,960	39,457,273
5.25%, 11/15/13	11,305	12,220,479
Mun Subdist No CO Wtr Dist
AMBAC Series 2007 J
5.00%, 12/01/13	7,295	7,866,490
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17(b)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	2,758,308
5.25%, 1/15/24-7/15/24	7,745	7,535,111
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09(b) (c)	2,185	983,250

		124,223,353

Connecticut - 0.2%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
AGM Series B
5.375%, 10/01/13	4,795	4,850,766
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,250,248

		8,101,014

Delaware - 0.1%
Delaware Trnsp Auth
NPFGC
5.00%, 7/01/11	3,680	3,680,000

District of Columbia - 0.8%
District of Columbia GO
AGM Series C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,504,139

	Principal Amount (000)	U.S. $ Value
District of Columbia HFA SFMR (District Of Columbia Hfa)
Series A
6.25%, 12/01/28	$430	$430,211
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,993,065
Metro Washington Arpt Auth VA
5.00%, 10/01/20	11,905	13,534,794
Series 2008A
5.50%, 10/01/14	4,140	4,619,329
Series 2010B
5.00%, 10/01/13	3,325	3,577,600
Series A
5.50%, 10/01/12-10/01/18	11,910	13,190,235
NPFGC Series 2005 A
5.25%, 10/01/15	1,715	1,914,352

		45,763,725

Florida - 7.4%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	2,410	2,469,696
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	395	394,929
Brevard Cnty FL Sch Brd
AMBAC
5.00%, 7/01/26 (Pre-refunded/ETM)	5,000	5,234,250
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,687,171
Chapel Creek FL CDD
Series B
5.25%, 5/01/15(b) (c)	3,660	1,244,437
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,285	109,977,989
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,540,800
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	8,060	8,392,314
Dupree Lakes CDD FL
6.83%, 11/01/15	225	213,980
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	1,315	901,485
Fishhawk CDD #2 FL
Series B
5.00%, 5/01/12	1,145	1,074,823
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	150	179,964
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	390	431,870
Series A
5.00%, 6/01/12-1/01/16	44,370	48,710,163

	Principal Amount (000)	U.S. $ Value
Series B
5.00%, 1/01/12-1/01/16	$18,220	$19,302,000
Series D
5.00%, 6/01/12	4,610	4,804,773
Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/17	3,740	3,935,265
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
AMBAC
5.00%, 7/01/15	4,825	5,394,591
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	13,164,213
NPFGC Series B
5.00%, 7/01/15	6,095	6,839,443
NPFGC-RE Series A
5.00%, 7/01/18	3,500	3,750,600
Florida GO
Series 2009 B
5.00%, 7/01/17	3,245	3,783,670
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	21,344,400
Series A
5.00%, 7/01/11	32,320	32,320,000
Florida Turnpike Auth (Florida Turnpike)
AGM Series A
5.00%, 7/01/12	6,375	6,662,640
NPFGC-RE Series A
5.00%, 7/01/11	1,020	1,020,000
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13(b) (c)	3,545	1,418,000
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	3,033,276
Series 2009B
5.00%, 10/01/15	5,780	6,326,730
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10(b) (c)	885	769,950
5.00%, 11/01/11(b) (c)	6,810	2,247,300
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	2,775	2,815,626
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,097,926
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,514,126
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,676,981
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,730	3,544,171

	Principal Amount (000)	U.S. $ Value
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	$1,615	$1,594,958
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,859,259
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35(b)	245	241,803
Series 2010A-2
6.125%, 5/01/35(b) (d)	535	380,241
Series 2010B
5.125%, 5/01/17(b) (d)	1,225	1,019,935
Series 4B
5.125%, 5/01/09(b) (c) (e)	510	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,585	3,004,875
Paseo CDD FL
5.00%, 2/01/11(b) (c)	2,015	685,100
Series B
4.875%, 5/01/10(b) (c)	4,180	1,421,200
Sarasota Cnty FL Util Sys
NPFGC-RE Series C
5.25%, 10/01/21	2,000	2,077,900
Sarasota County FL Sch Brd COP
Series 2010 B
5.00%, 7/01/18	2,350	2,611,367
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,717,055
Sweetwater Creek CDD FL
Series B-1
5.30%, 5/01/17(b)	985	433,400
Series B-2
5.125%, 5/01/13(b)	2,920	1,284,829
Tampa FL Occuptl License Tax
NPFGC-RE Series A
5.375%, 10/01/17-10/01/18	8,110	8,404,419
Tampa FL Wtr & Swr Sys
Series A
5.25%, 10/01/18	1,160	1,181,564
Tampa Hillsboro Cnty FL Expwy Auth
5.00%, 7/01/12 (Pre-refunded/ETM)	6,265	6,555,383
AMBAC
5.00%, 7/01/12	2,310	2,392,998
Venetian CDD FL
Series B
5.95%, 5/01/12	220	218,887
Verano CDD FL
Series B
5.00%, 11/01/12-11/01/13	4,410	4,034,213
Villages of Westport CDD FL

	Principal Amount (000)	U.S. $ Value
Series 05A
5.125%, 5/01/15	$1,125	$975,724
Waterset North CDD FL
Series B
6.55%, 11/01/15	7,015	4,260,490

		399,575,152

Georgia - 3.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,281,736
5.25%, 1/01/20	6,500	7,268,170
5.50%, 1/01/21	7,500	8,501,100
5.75%, 1/01/22-1/01/23	20,000	22,646,120
Series 2101C
5.875%, 1/01/24	2,880	3,216,010
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	24,680,423
Gainesville GA Redev Auth (Gainesville GA GO)
AGC Series 2009B
5.00%, 11/15/13	1,550	1,680,107
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,550	48,645,456
AGM Series A
5.25%, 1/01/14	4,230	4,621,106
NPFGC Series A
5.25%, 1/01/14-11/01/21	6,625	7,082,827
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,077,502
Series A
5.00%, 3/15/16-3/15/17	14,900	16,015,107
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/12-3/15/13	8,905	9,235,940
Metro Atlanta Rapid TRAN Auth GA
NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,564,412

		178,516,016

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	3,285	3,391,171
Guam Wtrworks Auth COP
Series 05
5.00%, 7/01/13	1,345	1,386,507

		4,777,678

	Principal Amount (000)	U.S. $ Value
Hawaii - 1.6%
Hawaii GO
AGM
5.50%, 2/01/21	$1,470	$1,506,427
AGM Series CX
5.50%, 2/01/17	4,055	4,162,822
5.50%, 2/01/21 (Pre-refunded/ETM)	1,070	1,102,132
AMBAC
5.00%, 7/01/15	9,130	10,453,394
AMBAC Series DG
5.00%, 7/01/14	37,695	42,202,945
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	7,692,689
Series 2010A
5.00%, 7/01/24	16,500	18,047,865

		85,168,274

Illinois - 3.8%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	2,815	2,062,916
Chicago IL GO
AGM Series A
5.00%, 1/01/12	5,760	5,864,083
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/21 (Pre-refunded/ETM)	4,000	4,313,720
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	6,965	6,988,263
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,533,500
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	900	897,624
Chicago IL Trnsp Auth Fed GAN (Chicago IL Fed Hwy Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,654,669
Chicago IL Wstwtr
NPFGC Series B
5.25%, 1/01/15	4,225	4,570,901
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17(b)	5,078	2,889,534
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	10,066,198
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,502,328
Illinois Dev Fin Auth (Adventist Health Sys/sunbelt)
NPFGC Series B
7.748%, 1/01/19(f)	5,730	5,475,359

	Principal Amount (000)	U.S. $ Value
Illinois Dev Fin Auth (Illinois SRF)
Series 2002
5.25%, 3/01/12	$5,825	$6,000,391
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	2,200	2,240,832
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	5,975	5,975,478
Illinois GO
5.00%, 1/01/13	1,510	1,586,013
Series 2006 A
5.00%, 6/01/15	4,875	5,325,401
Series 2010
5.00%, 1/01/17-1/01/19	43,205	46,739,101
AGM
5.00%, 9/01/14	5,550	6,034,848
AGM Series A
5.25%, 10/01/13	7,785	8,356,653
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,817,190
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	17,421,210
NPFGC
5.25%, 10/01/21	1,740	1,768,606
NPFGC Series B
5.00%, 3/01/15	5,000	5,346,700
Illinois Sales Tax
Series Q
6.00%, 6/15/12	1,185	1,206,674
Matteson IL GO
8.00%, 12/01/29(d)	19,775	14,682,344
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	1,208	1,164,947
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	6,006,931
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,191,532
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,220,542
Univ of Illinois COP
AMBAC Series A
5.50%, 8/15/18 (Pre-refunded/ETM)	2,375	2,388,561
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,515,342

		206,808,391

Indiana - 0.4%
Allen Cnty IN Juv Justice Ctr
AMBAC
5.50%, 1/01/18 (Pre-refunded/ETM)	1,575	1,630,723
Indianapolis IN Gas Util
AGC Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/30	$7,670	$8,203,448
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	2,325	2,381,149
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	6,285	6,978,173

		19,193,493

Kansas - 0.5%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	26,125	14,930,960
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	11,960	13,193,302

		28,124,262

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC
5.00%, 9/01/16	5,000	5,783,900
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,594,499

		14,378,399

Louisiana - 2.4%
Coves of The Highland CDD LA
5.60%, 11/01/13(b) (c)	4,025	161,000
De Soto Parish LA PCR (International Paper Co.)
Series A-2
5.00%, 10/01/12	4,700	4,914,226
E. Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/20 (Pre-refunded/ETM)	3,450	3,784,167
Jefferson LA Sales Tax Dist
AGC Series 2009B
5.00%, 12/01/20	3,415	3,782,386
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17(b) (c)	9,814	4,121,880
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,805	22,583,438
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,875,828
Louisiana GO
AGM Series C
5.00%, 5/01/13-5/01/14	21,545	23,511,979
AMBAC Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 10/15/12	$11,965	$12,672,132
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	500	481,925
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	17,249,612
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/13-3/01/17	11,785	12,707,219
Series 2009
5.00%, 3/01/18	2,005	2,162,272
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	7,340	7,879,637
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,108,259
Orange Grove CDD LA
5.30%, 11/01/21(b) (c)	1,745	959,750
Terrebonne Parish LA Wtrwks
AMBAC Series A
5.25%, 11/01/23	2,000	2,074,340

		127,030,050

Massachusetts - 2.1%
Massachusetts Bay Trnsp Auth
Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	3,600	3,773,880
Massachusetts Bay Trnsp Auth (Massachusetts GO)
Series A
5.50%, 3/01/12	365	377,563
Massachusetts GO
Series B
5.00%, 8/01/12	17,750	18,647,973
Series C
5.00%, 5/01/12	8,175	8,493,989
AGM Series 2006C
4.044%, 11/01/19(a)	1,815	1,726,065
NPFGC Series 2004
5.50%, 12/01/19	7,720	9,335,101
NPFGC Series D
5.375%, 8/01/22 (Pre-refunded/ETM)	2,495	2,628,982
5.375%, 8/01/22 (Pre-refunded/ETM)	110	115,907
5.50%, 11/01/12	20,050	21,396,959
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/12-7/01/17	21,980	23,393,505
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,629,819

	Principal Amount (000)	U.S. $ Value
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series B
5.25%, 8/01/14	$60	$64,880
Univ of Massachusetts Bldg Auth (Univ Of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,740	20,365,882

		113,950,505

Michigan - 1.8%
Detroit MI Wtr Supply Sys
FGIC Series A
5.25%, 7/01/33 (Pre-refunded/ETM)	5,155	5,155,000
Lansing MI Cmnty Clg GO
FGIC
5.50%, 5/01/16 (Pre-refunded/ETM)	3,515	3,666,848
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009 I
5.00%, 10/15/12-10/15/15	25,160	27,525,020
NPFGC Series 2004
5.375%, 10/01/13	1,830	1,961,852
Michigan COP
NPFGC
5.375%, 9/01/19 (Pre-refunded/ETM)	4,775	4,812,197
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,670,004
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	11,333,050
Series 2009
5.00%, 11/01/23	1,510	1,630,302
AGM Series 05B
5.00%, 9/01/11	5,130	5,166,115
AGM Series A
5.50%, 11/01/18 (Pre-refunded/ETM)	1,110	1,128,704
AGM Series B
5.00%, 9/01/13	2,055	2,230,990
NPFGC-RE
5.00%, 11/01/12	4,130	4,375,198
5.25%, 11/01/13	5,000	5,489,550
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,370,300
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	15,326,224

		98,841,354

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,210	2,378,380
Minnesota Mun Pwr Agy Elec

	Principal Amount (000)	U.S. $ Value
4.50%, 10/01/12	$2,395	$2,491,039
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,826,496

		12,695,915

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,037,403
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,700,209

		9,737,612

Nevada - 4.1%
Clark Cnty NV Airport PFC (Mccarran Airport)
Series 2008
5.00%, 7/01/12	2,745	2,861,910
5.25%, 7/01/17	16,695	18,603,739
Series A
5.00%, 7/01/13-7/01/14	8,280	8,859,279
Clark Cnty NV Arpt (Mccarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,060	9,478,572
Clark Cnty NV GO
AGM Series A
5.00%, 6/01/12	8,695	9,059,929
AGM Series B
5.00%, 6/01/12-6/01/13	12,325	13,004,830
AMBAC
5.00%, 11/01/15-11/01/16	17,095	19,517,171
AMBAC Series A
6.50%, 6/01/17	1,760	2,105,629
Clark Cnty NV Motor Vehicle Fuel Tax
AMBAC
5.00%, 7/01/14-7/01/16	26,370	29,008,015
Clark Cnty NV SD GO
Series 2008 A
5.00%, 6/15/21	5,000	5,378,750
AGM
5.50%, 6/15/12	13,425	14,070,474
AGM Series C
5.00%, 6/15/19	22,380	24,111,988
5.25%, 6/15/13	8,800	9,540,432
NPFGC Series C
5.00%, 6/15/13	5,595	6,038,907
NPFGC Series D
5.25%, 6/15/12	5,000	5,228,650
NPFGC-RE Series A
5.00%, 6/15/17	27,880	30,799,594
5.25%, 6/15/14	5,505	6,117,046
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.30%, 8/01/11	1,500	1,501,365
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)

	Principal Amount (000)	U.S. $ Value
4.40%, 8/01/12	$190	$185,288
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(b)	970	660,531
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,134,943
Series 2009 B
5.00%, 5/01/14	1,790	1,978,505

		223,245,547

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Univ Of New Hampshire)
AMBAC
5.375%, 7/01/20	7,090	7,402,740

New Jersey - 6.4%
Garden St Presv Trust NJ
AGM Series 05A
5.80%, 11/01/17	2,325	2,705,556
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	7,876,617
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,554,803
NPFGC Series G
5.00%, 9/01/13-9/01/15	24,150	25,965,696
New Jersey EDA (New Jersey Market Transition)
NPFGC Series 1A
5.00%, 7/01/11	11,795	11,795,000
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	61,148,885
New Jersey GO
NPFGC
5.50%, 8/01/11 (Pre-refunded/ETM)	3,530	3,542,920
New Jersey Trnsp Trust Fd Auth
Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	284,557
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AGM Series C
5.75%, 12/15/12	5,000	5,354,050
AMBAC Series A
5.50%, 12/15/13	7,415	8,142,189
NPFGC Series 2005B
5.25%, 12/15/13	6,125	6,689,051
NPFGC Series A
5.25%, 12/15/11-12/15/13	36,640	39,178,733
NPFGC Series B
5.25%, 12/15/14	14,605	16,222,212
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,463,180

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series B
5.25%, 12/15/13	$5,000	$5,460,450
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	14,770	15,618,093
Tobacco Settlement Auth NJ
6.25%, 6/01/43 (Pre-refunded/ETM)	22,020	24,441,319
6.75%, 6/01/39 (Pre-refunded/ETM)	84,940	95,084,384

		344,527,695

New York - 8.3%
New York NY GO
5.00%, 8/01/16-8/01/17	10,765	12,467,340
5.25%, 8/01/16	17,165	20,039,794
Series 04G
5.00%, 8/01/12	21,110	22,133,624
Series 2002C
5.50%, 8/01/14	4,690	5,036,919
5.50%, 8/01/14 (Pre-refunded/ETM)	90	97,204
Series 2005 N
5.00%, 8/01/12	1,055	1,106,157
5.00%, 8/01/12 (Pre-refunded/ETM)	995	1,045,337
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	20,594,015
Series 2010B
5.00%, 8/01/19	12,145	14,024,682
Series B
5.00%, 9/01/15	10,000	11,399,500
Series C
5.00%, 1/01/15-1/01/16	15,370	17,448,721
Series D
5.00%, 2/01/15-2/01/16	10,290	11,593,927
Series E
5.00%, 8/01/14-8/01/16	36,490	40,983,329
Series H
5.00%, 8/01/11	3,450	3,461,351
Series I
5.875%, 3/15/13	35	35,130
Series J
5.00%, 3/01/17	2,355	2,630,841
Series J-1
5.00%, 8/01/13	10,920	11,883,035
New York NY Trnsl Fin Auth
5.00%, 8/01/11 (Pre-refunded/ETM)	2,895	2,904,756
5.25%, 2/01/20 (Pre-refunded/ETM)	1,975	2,128,596
Series 2003 B
5.00%, 8/01/11 (Pre-refunded/ETM)	2,005	2,011,757
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	2,710	2,920,757
5.25%, 2/01/22 (Pre-refunded/ETM)	4,595	4,944,817
5.25%, 2/01/22	90	94,639
NPFGC Series 2003E
5.25%, 2/01/21	50	52,689
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	38,157,976

	Principal Amount (000)	U.S. $ Value
Series A
5.75%, 7/01/13	$700	$727,776
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,174
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	27,372,968
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	15,976,411
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,441,066
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,592,233
Series 2008
5.50%, 12/01/11	3,000	3,018,780
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	3,650	4,176,367
NPFGC Series A
5.00%, 4/01/21 (Pre-refunded/ETM)	4,700	5,049,774
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	42,544,366
Series 2009
5.00%, 4/01/18	10,000	11,427,400
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,677,815
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	57,481,480
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/12	5,935	6,174,121
Series B-1C
5.50%, 6/01/14	4,555	4,570,441

		450,543,065

North Carolina - 3.3%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/17	1,020	1,138,330
Series A
5.00%, 1/01/14-1/01/15	9,510	10,452,836
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,200,929

	Principal Amount (000)	U.S. $ Value
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13	$4,295	$4,593,932
AGM Series A
5.00%, 2/01/13-2/01/15	22,430	24,695,433
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,998,302
5.50%, 1/01/12 (Pre-refunded/ETM)	6,530	6,695,797
5.50%, 1/01/13 (Pre-refunded/ETM)	1,210	1,300,774
5.50%, 1/01/13 (Pre-refunded/ETM)	2,845	2,972,314
Series 2003A
5.50%, 1/01/12	3,470	3,553,627
Series A
5.25%, 1/01/15-1/01/17	64,050	72,525,224
5.50%, 1/01/13	2,640	2,825,803
Series C
5.25%, 1/01/14-1/01/17	18,155	20,361,378
AMBAC Series A
5.25%, 1/01/15	5,490	5,804,797

		176,119,476

Ohio - 3.5%
Cincinnati OH Wtr
Series A
5.00%, 12/01/15	5,780	6,702,950
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,128,677
5.25%, 1/01/20	2,315	2,432,996
Cleveland OH Wtrworks
NPFGC-RE Series K
5.25%, 1/01/13	5,000	5,117,400
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	3,900	3,446,547
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.00%, 12/01/19-12/01/24	93,725	103,333,902
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.75%, 12/01/12-12/01/13	1,310	1,314,749
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,174,150
Ohio Bldg Auth (Ohio Lease Workers Comp Fac)
NPFGC-RE Series A
5.00%, 4/01/12	7,265	7,510,920
Ohio GO
Series A
5.00%, 6/15/14	2,195	2,453,637
Series B
5.00%, 9/15/11	1,785	1,801,297
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C

	Principal Amount (000)	U.S. $ Value
7.25%, 11/01/32	$6,980	$7,426,162
Ohio Wtr Dev Auth (First Energy Corp.)
2.75%, 6/01/33	30,345	30,456,670
Univ of Cincinnati OH
5.00%, 6/01/20-6/01/21	6,795	7,536,952
Univ of Toledo OH
5.00%, 6/01/21	2,610	2,846,675

		190,683,684

Oklahoma - 0.6%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,339,075
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt)
AGM Series B
5.00%, 5/15/12	26,435	27,419,704

		31,758,779

Oregon - 0.8%
Clackamas & Washington Cntys SD #3 OR GO
NPFGC-RE Series B
5.00%, 6/15/12	5,190	5,412,651
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	20,285,335
NPFGC Series B
5.25%, 5/01/14	1,775	1,835,634
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,460,652
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,529,929
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,280	1,327,257
Washington Cnty OR SD #48-J GO
AGM
5.00%, 6/01/13	4,600	4,991,506

		40,842,964

Pennsylvania - 5.1%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,635,435
Allegheny Cnty PA GO
NPFGC Series C-54
5.375%, 11/01/18 (Pre-refunded/ETM)	3,400	3,629,840
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/14	46,500	51,492,705
Series B

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/18	$8,200	$8,684,456
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	320	316,688
Central Bucks PA SD GO
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,408,540
5.00%, 5/15/16	2,955	3,412,286
Pennsylvania GO
NPFGC
5.00%, 2/01/15	4,965	5,456,882
NPFGC-RE
5.50%, 2/01/14	5,310	5,939,076
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series A
5.00%, 6/01/14	5,370	5,757,553
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,660,227
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	54,507,729
Philadelphia PA Arpt (Philadelphia Intl Airport)
5.00%, 6/15/21	6,225	6,806,415
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	29,420,887
5.25%, 6/15/22-6/15/23	20,310	20,913,176
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.66%, 4/26/14(a)	7,300	7,162,176
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	41,680,817
Series 2009
5.125%, 9/01/22	9,080	9,585,030
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,165	13,052,758

		276,522,676

Puerto Rico - 4.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	23,840	24,695,141
Series 2010ZZ
5.00%, 7/01/17	5,835	6,346,671
5.25%, 7/01/18	2,205	2,396,725
Puerto Rico GO
Series A
5.00%, 7/01/30	26,560	27,221,078
5.25%, 7/01/11	2,135	2,135,000
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/13	3,510	3,728,533
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/13	15,205	16,138,131
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,898,776

	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	$10,145	$10,316,755
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	39,665,880
Series 2009A
5.375%, 8/01/20	50,000	55,171,500
5.50%, 8/01/23	4,535	4,816,805
Univ of Puerto Rico
Series P
5.00%, 6/01/12-6/01/14	13,525	14,154,525
Series Q
5.00%, 6/01/12-6/01/15	13,055	13,712,510

		226,398,030

Rhode Island - 0.5%
Rhode Island Depositors Corp.
Series A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,454,119
AGM Series A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,817,115
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,940,054
Rhode Island EDC (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,056,847

		24,268,135

South Carolina - 0.8%
Greenville Cnty SD SC Lease
5.00%, 12/01/11-12/01/15	18,600	20,291,765
Horry Cnty SC SD GO
Series A
5.375%, 3/01/18 (Pre-refunded/ETM)	5,285	5,462,576
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16(b) (c)	3,726	1,751,220
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,376,854
Richland Cnty SC (International Paper Co.)
Series A
4.60%, 9/01/12	6,365	6,569,507
South Carolina Pub Svc Auth
AGM Series D
5.25%, 1/01/14	2,080	2,230,613
NPFGC Series B
5.00%, 1/01/12	5,825	5,957,577

		44,640,112

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,370	3,659,964

	Principal Amount (000)	U.S. $ Value
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	$2,115	$2,124,771

		5,784,735

Texas - 7.4%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,035	3,318,712
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,235,400
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/22	66,195	70,703,962
Series 2008
5.00%, 8/15/21	5,000	5,001,350
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,487,424
Conroe TX ISD GO
5.00%, 2/15/16	6,260	7,059,590
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,773,675
Series 2009A
5.00%, 11/01/15	6,415	7,207,381
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,143,680
Dallas TX GO
5.00%, 2/15/13	2,190	2,350,593
El Paso TX GO
NPFGC-RE
5.00%, 8/15/12	5,750	6,050,092
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,250,338
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 (Pre-refunded/ETM)	1,920	2,185,766
5.25%, 10/01/22 (Pre-refunded/ETM)	4,795	5,458,724
5.25%, 10/01/23 (Pre-refunded/ETM)	5,255	5,982,397
Harris Cnty TX GO
5.25%, 10/01/24 (Pre-refunded/ETM)	3,660	4,166,617
5.25%, 10/01/24	10,340	11,084,894
5.375%, 10/01/18	920	928,915
Series 2010 A
5.00%, 10/01/23-10/01/25	17,570	19,759,044
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,090	2,295,008
Houston TX GO
NPFGC Series A
5.00%, 3/01/12	5,000	5,155,800
5.25%, 3/01/14	10,095	11,249,060
NPFGC Series B
5.25%, 3/01/12 (Pre-refunded/ETM)	1,805	1,864,186
Houston TX Wtr & Swr Sys
AMBAC Series B
5.75%, 12/01/16 (Pre-refunded/ETM)	3,000	3,223,830

	Principal Amount (000)	U.S. $ Value
5.75%, 12/01/17 (Pre-refunded/ETM)	$2,000	$2,149,220
Lower Colorado River Auth TX
5.00%, 5/15/22-5/15/24	50,085	54,698,506
AGM Series 1999 A
5.875%, 5/15/16	2,315	2,322,686
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H
5.00%, 1/01/42	5,000	5,294,300
Plano TX GO
5.00%, 9/01/13	5,045	5,516,758
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,425,227
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,827,741
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,567,644
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	2,019,966
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/21	52,355	59,972,653
5.375%, 2/01/13	5,000	5,382,200
5.375%, 2/01/20 (Pre-refunded/ETM)	2,500	2,573,300
San Antonio TX GO
NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,266,850
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,159,385
Tarrant Cnty TX Hlth Fac Dev
AMBAC Series A
5.125%, 9/01/12 (Pre-refunded/ETM)	1,260	1,296,767
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,000	2,356,020
Texas GO
Series A
5.50%, 10/01/12	1,055	1,067,597
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,252,888
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,582,100
Texas St Univ Sys
5.25%, 3/15/13 (Pre-refunded/ETM)	5,125	5,295,765
AGM
5.25%, 3/15/13	195	201,275
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42(f)	7,960	8,007,362
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	17,187,723
Series 2007
5.00%, 4/01/24	8,380	9,141,407
Univ of Puerto Rico

	Principal Amount (000)	U.S. $ Value
Series 2001B
5.375%, 8/15/19 (Pre-refunded/ETM)	$1,270	$1,277,087
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,593,125

		402,371,990

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	1,965	2,185,296
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18(b)	2,600	1,897,506
Norfolk VA GO
NPFGC
5.00%, 3/01/14	3,065	3,400,495

		7,483,297

Washington - 8.2%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 11/01/18	1,015	1,121,677
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,436,705
Series 2011B
5.00%, 7/01/21	5,000	5,490,350
5.25%, 7/01/22	3,455	3,807,652
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,567,049
Energy Northwest WA
AMBAC Series A
5.25%, 7/01/11 (Pre-refunded/ETM)	120	120,000
5.25%, 7/01/11 (Pre-refunded/ETM)	4,385	4,385,000
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/17	2,625	3,080,123
Series 2012A
5.00%, 7/01/18-7/01/21(g)	77,340	85,039,217
Series A
5.00%, 7/01/12-7/01/14	11,255	12,327,254
5.50%, 7/01/13	3,840	4,212,557
Series C
5.00%, 7/01/14-7/01/16	18,760	21,267,861
Series D
5.00%, 7/01/13	5,060	5,501,030
AMBAC Series A
5.00%, 7/01/18	5,040	5,612,443
NPFGC Series A
5.25%, 7/01/13	6,545	7,147,729
5.50%, 7/01/12	1,945	2,045,109
5.75%, 7/01/17-7/01/18	9,455	9,903,864
King Cnty WA SD #001 GO
Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/12-12/01/13	$53,690	$57,751,569
Port of Seattle WA
5.00%, 6/01/22	1,995	2,190,131
Series 2010C
5.00%, 2/01/17	2,590	2,828,798
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,060	10,949,304
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15	20,945	23,403,105
Washington St GO
Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	5,000	5,234,250
5.00%, 7/01/13 (Pre-refunded/ETM)	55	59,954
Series A
5.00%, 7/01/13	10,330	11,238,937
Series B
5.00%, 7/01/13	1,700	1,848,869
Series C
5.00%, 1/01/14-1/01/17	46,490	52,090,653
AGM
5.00%, 7/01/15	5,405	6,220,344
AGM Series 2007A
5.00%, 7/01/14	6,260	7,030,293
AGM Series B
5.00%, 7/01/13	5,785	6,294,022
AGM Series D
5.00%, 1/01/14	2,655	2,931,704
AMBAC
5.00%, 1/01/12-1/01/14	32,625	34,853,827
AMBAC Series A
5.00%, 1/01/14	8,810	9,723,597
AMBAC Series C
5.00%, 1/01/15-1/01/16	17,610	20,142,059
AMBAC Series E
5.00%, 1/01/13-1/01/14	8,775	9,546,957
NPFGC Series 2003R
5.00%, 7/01/13	2,025	2,203,180

		442,607,173

Wisconsin - 1.6%
Wisconsin GO
AMBAC Series 1
5.00%, 5/01/16	4,890	5,692,693
NPFGC Series 1
5.25%, 5/01/13	4,545	4,931,143
NPFGC Series 2
5.00%, 5/01/14	19,965	22,274,152
NPFGC Series A
5.00%, 5/01/13	12,570	13,581,131
NPFGC Series B
5.00%, 5/01/13	4,750	5,131,188
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	5,967,280
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series A

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/14-7/01/16	$12,610	$14,702,938
AMBAC Series B
5.00%, 7/01/13	4,270	4,640,380
NPFGC-RE
5.00%, 7/01/16	6,885	8,027,703
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,343,060

		87,291,668

Total Long-Term Municipal Bonds (cost $4,991,512,489)		5,172,944,069

Short-Term Municipal Notes - 0.3%
Mississippi - 0.3%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 F
0.03%, 12/01/30(h)	2,900	2,900,000
Series 2009g
0.03%, 12/01/30(h)	4,520	4,520,000
Series 2010L
0.03%, 11/01/35(h)	9,900	9,900,000

Total Short-Term Municipal Notes (cost $17,320,000)		17,320,000

Total Municipal Obligations (cost $5,008,832,489)		5,190,264,069

SHORT-TERM INVESTMENTS - 4.3%
Time Deposit - 4.3%
State Street Time Deposit 0.01%, 7/01/11 (cost $233,665,064)	233,665	233,665,064

Total Investments - 100.3% (cost $5,242,497,553)(i)		5,423,929,133
Other assets less liabilities - (0.3)%		(15,583,203)

Net Assets - 100.0%		$5,408,345,930

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$560,019

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.

(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Fair valued.
(f)	Variable rate coupon, rate shown as of June 30, 2011.
(g)	When-Issued or delayed delivery security.
(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $233,506,190 and gross unrealized depreciation of investments was $(52,074,610), resulting in net unrealized appreciation of $181,431,580.

As of June 30, 2011, the Portfolio held 28.8% of net assets in insured bonds (of this amount 7.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
TRAN	-	Tax & Revenue Anticipation Note
UPMC	-	University of Pittsburgh Medical Center
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds ^	$—	$5,172,944,069	$0	$5,172,944,069
Short-Term Municipal Notes	—	17,320,000	—	17,320,000
Short-Term Investments	—	233,665,064	—	233,665,064

Total Investments in Securities	—	5,423,929,133	—	5,423,929,133
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	560,019	560,019
Liabilities	—	—	—	—

Total	$—	$5,423,929,133	$560,019	$5,424,489,152

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	The portfolio held security with zero market value at period end

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value: The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long- Term Municipal Bonds**	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$2,156,650	$—	$2,156,650
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	(615,709)	—	(615,709)
Change in unrealized appreciation/depreciation	1,317,800	—	1,317,800
Purchases	—	—	—
Sales	(454,291)	—	(454,291)
Net transfers in to Level 3	—	560,019	560,019
Net transfers out of Level 3	(2,404,450)	—	(2,404,450)

Balance as of 6/30/11	$—	$560,019	$560,019

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11*	$—	$—	$—

**	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.5%
Information Technology - 10.2%
Communications Equipment - 1.5%
HTC Corp.	78,000	$2,637,276
Juniper Networks, Inc. (a)	17,900	563,850
Motorola Solutions, Inc. (a)	57,000	2,624,280
Qualcomm, Inc.	140,400	7,973,316
Riverbed Technology, Inc. (a)	174,100	6,892,619

		20,691,341

Computers & Peripherals - 3.3%
Apple, Inc. (a)(b)	62,500	20,979,375
Dell, Inc. (a)	267,400	4,457,558
EMC Corp. (a)(b)	275,400	7,587,270
Fujitsu Ltd.	138,000	788,793
Hewlett-Packard Co.	150,300	5,470,920
Lite-On Technology Corp.	230,869	304,747
Logitech International SA (a)	103,500	1,161,749
NetApp, Inc. (a)	43,700	2,306,486
Pegatron Corp. (a)	170,000	176,626
Toshiba Corp.	159,000	838,303
Wistron Corp.	260,826	464,944

		44,536,771

Electronic Equipment & Instruments & Components - 0.4%
AU Optronics Corp. (a)	1,374,000	942,172
Corning, Inc.	178,800	3,245,220
LG Display Co., Ltd. (ADR)	76,600	1,076,230

		5,263,622

Internet Software & Services - 1.2%
Google, Inc.-Class A (a)(b)	26,100	13,216,518
Kakaku.com, Inc.	51	358,624
Telecity Group PLC (a)	228,275	2,029,431

		15,604,573

IT Services - 0.5%
Accenture PLC	99,000	5,981,580

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	54,500	455,210

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc.	388,000	427,821
Advanced Semiconductor Engineering, Inc. (ADR)	16,000	90,240
Broadcom Corp.-Class A (a)	178,700	6,011,468
Lam Research Corp. (a)	28,900	1,279,692
Marvell Technology Group Ltd. (a)	184,800	2,728,572
Samsung Electronics Co., Ltd. (GDR) (London) (c)	4,850	1,882,306
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	700	271,320
Sumco Corp. (a)	19,100	323,370

Company	Shares	U.S. $ Value
Trina Solar Ltd. (Sponsored ADR) (a)	63,900	1,432,638

		14,447,427

Software - 2.2%
Citrix Systems, Inc. (a)	99,900	7,992,000
Intuit, Inc. (a)	77,800	4,034,708
Oracle Corp.	338,300	11,133,453
Rovi Corp. (a)	37,411	2,145,895
SAP AG	42,200	2,558,513
Temenos Group AG (a)	45,961	1,417,548

		29,282,117

		136,262,641

Consumer Discretionary - 9.8%
Auto Components - 1.7%
BorgWarner, Inc. (a)	74,400	6,010,776
Bridgestone Corp.	54,600	1,258,013
Faurecia	6,300	270,176
GKN PLC	285,300	1,063,676
Johnson Controls, Inc.	180,700	7,527,962
Lear Corp.	59,600	3,187,408
Magna International, Inc.-Class A	27,200	1,470,766
Sumitomo Rubber Industries Ltd.	20,500	248,073
TRW Automotive Holdings Corp. (a)	26,200	1,546,586

		22,583,436

Automobiles - 0.8%
Ford Motor Co. (a)	102,400	1,412,096
General Motors Co. (a)	139,000	4,220,040
Mazda Motor Corp. (a)	12,000	31,622
Nissan Motor Co., Ltd.	164,300	1,726,664
Renault SA	26,800	1,590,053
Toyota Motor Corp.	36,500	1,503,040

		10,483,515

Distributors - 0.2%
Inchcape PLC	34,980	234,895
Li & Fung Ltd.	1,304,000	2,606,290

		2,841,185

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	37,700	802,482
Estacio Participacoes SA	106,700	1,367,379

		2,169,861

Hotels, Restaurants & Leisure - 0.7%
Ajisen China Holdings Ltd.	272,000	567,694
Royal Caribbean Cruises Ltd. (a)	40,800	1,535,712
Shangri-La Asia Ltd.	219,000	538,777
Starbucks Corp.	165,400	6,531,646

		9,173,829

Household Durables - 0.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	79,500	757,483

Company	Shares	U.S. $ Value
MRV Engenharia e Participacoes SA	59,400	493,271
NVR, Inc. (a)	3,500	2,539,180
Rossi Residencial SA	232,700	1,902,574
Sharp Corp.	129,000	1,177,258
Sony Corp.	28,600	754,618

		7,624,384

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	30,200	6,175,598
Rakuten, Inc.	319	330,173

		6,505,771

Media - 3.2%
Comcast Corp.-Class A	388,400	9,842,056
DIRECTV (a)	76,600	3,892,812
Fairfax Media Ltd.	198,500	209,545
Gannett Co., Inc.	111,900	1,602,408
Informa PLC	54,012	374,904
McGraw-Hill Cos., Inc. (The)	35,700	1,496,187
News Corp.-Class A	443,300	7,846,410
Time Warner Cable, Inc.-Class A (b)	70,600	5,509,624
Viacom, Inc.-Class B	120,900	6,165,900
Vivendi SA	40,045	1,116,172
Walt Disney Co. (The) (b)	132,700	5,180,608
Yellow Media, Inc.	64,200	159,759

		43,396,385

Multiline Retail - 0.1%
Don Quijote Co., Ltd.	15,200	528,598
Golden Eagle Retail Group Ltd.	158,000	403,494

		932,092

Specialty Retail - 1.8%
Esprit Holdings Ltd.	157,100	490,859
Fast Retailing Co., Ltd.	8,300	1,342,345
GameStop Corp.-Class A (a)	50,900	1,357,503
Gap, Inc. (The)	138,900	2,514,090
Hennes & Mauritz AB-Class B	108,050	3,725,685
Inditex SA	23,106	2,105,274
Limited Brands, Inc.	142,000	5,459,900
Lowe’s Cos., Inc.	291,200	6,787,872

		23,783,528

Textiles, Apparel & Luxury Goods - 0.1%
Anta Sports Products Ltd.	234,000	418,896
Daphne International Holdings Ltd.	56,000	50,054
Ports Design Ltd.	182,522	433,334
Trinity Ltd.	292,000	294,919

		1,197,203

		130,691,189

Financials - 8.6%
Capital Markets - 0.8%
Deutsche Bank AG	12,900	761,364
Goldman Sachs Group, Inc. (The)	59,450	7,912,201
GP Investments Ltd. (BDR) (a)	199,400	770,437

Company	Shares	U.S. $ Value
UBS AG (a)	60,194	1,098,514

		10,542,516

Commercial Banks - 2.3%
Banco Bradesco SA (Preference Shares)	7,837	159,186
Banco do Brasil SA	62,800	1,126,710
Banco Santander Brasil SA (ADR)	83,900	982,469
Bank Central Asia Tbk PT	792,500	708,736
Bank of China Ltd.	1,436,000	704,716
Bank Rakyat Indonesia Persero Tbk PT	830,000	631,335
Barclays PLC	243,600	999,333
BNP Paribas	33,104	2,552,615
Danske Bank A/S (a)	36,493	675,408
HSBC Holdings PLC	163,900	1,625,025
Itau Unibanco Holding SA (ADR)	78,250	1,842,787
KB Financial Group, Inc. (ADR)	18,700	893,860
KBC Groep NV	19,788	776,461
Komercni Banka AS	2,400	584,810
Lloyds Banking Group PLC (a)	1,604,000	1,260,477
National Australia Bank Ltd.	59,600	1,647,787
National Bank of Canada	7,400	600,164
Societe Generale SA	43,541	2,578,760
Standard Chartered PLC	63,650	1,671,937
Sumitomo Mitsui Financial Group, Inc.	24,700	761,617
Turkiye Garanti Bankasi AS	154,900	702,906
Turkiye Is Bankasi-Class C	271,500	833,341
Turkiye Vakiflar Bankasi Tao-Class D	207,800	469,846
UniCredit SpA	469,100	992,951
Wells Fargo & Co. (b)	158,400	4,444,704

		30,227,941

Diversified Financial Services - 2.6%
Citigroup, Inc.	283,200	11,792,448
ING Groep NV (a)	201,800	2,486,883
JPMorgan Chase & Co.	403,500	16,519,290
Moody’s Corp.	82,100	3,148,535
ORIX Corp.	6,700	651,721

		34,598,877

Insurance - 1.5%
Admiral Group PLC	58,372	1,556,642
Aegon NV (a)	183,900	1,253,098
AIA Group Ltd. (a)	435,600	1,519,148
Allianz SE	13,700	1,910,421
Aviva PLC	142,800	1,005,175
Industrial Alliance Insurance & Financial Services, Inc.	6,898	286,806
MetLife, Inc.	129,000	5,659,230
Muenchener Rueckversicherungs AG	6,200	946,461
Prudential PLC	74,600	861,392
Travelers Cos., Inc. (The)	97,400	5,686,212

		20,684,585

Real Estate Management & Development - 1.4%
China Overseas Land & Investment Ltd.	872,000	1,878,177
Evergrande Real Estate Group Ltd.	2,982,000	1,964,366
Hang Lung Group Ltd.	85,000	539,724

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	743,000	3,064,530
Mitsubishi Estate Co., Ltd.	245,000	4,299,737
Mitsui Fudosan Co., Ltd.	369,000	6,355,245
New World Development Ltd.	914,000	1,387,653

		19,489,432

		115,543,351

Energy - 8.5%
Energy Equipment & Services - 2.3%
AMEC PLC	147,716	2,581,125
Ensco PLC (Sponsored ADR)	71,800	3,826,940
FMC Technologies, Inc. (a)	35,200	1,576,608
Nabors Industries Ltd. (a)	117,800	2,902,592
Petrofac Ltd.	108,800	2,645,688
Precision Drilling Corp. (a)	24,400	350,397
Saipem SpA	33,500	1,729,950
Schlumberger Ltd. (b)	136,300	11,776,320
Technip SA	15,824	1,696,197
Transocean Ltd./Switzerland	20,800	1,342,848

		30,428,665

Oil, Gas & Consumable Fuels - 6.2%
Afren PLC (a)	459,179	1,163,282
Anadarko Petroleum Corp.	76,600	5,879,816
BP PLC	175,900	1,295,150
China Petroleum & Chemical Corp.-Class H	968,000	985,120
ConocoPhillips (b)	136,500	10,263,435
Devon Energy Corp. (b)	103,400	8,148,954
ENI SpA	27,800	658,830
EOG Resources, Inc.	48,400	5,060,220
Gazprom OAO (Sponsored ADR) (a)	200,200	2,912,910
Hess Corp.	73,500	5,494,860
JX Holdings, Inc.	126,800	852,862
Lukoil OAO (London) (Sponsored ADR)	21,450	1,367,438
Marathon Oil Corp.	194,100	10,225,188
Nexen, Inc. (New York)	182,900	4,115,250
Nexen, Inc. (Toronto)	57,046	1,285,894
Noble Energy, Inc.	93,700	8,398,331
NovaTek OAO (Sponsored GDR) (c)	2,000	276,200
Occidental Petroleum Corp.	52,600	5,472,504
OMV AG	20,500	895,571
Penn West Petroleum Ltd.	26,909	621,353
Petroleo Brasileiro SA (Sponsored ADR)	89,100	2,733,588
PTT PCL	47,000	512,449
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	71,200	2,528,218
Southwestern Energy Co. (a)	26,200	1,123,456
Suncor Energy, Inc. (Toronto)	12,000	470,320
Tesoro Corp. (a)	43,800	1,003,458

		83,744,657

		114,173,322

Industrials - 6.9%
Aerospace & Defense - 1.4%
BAE Systems PLC	208,600	1,067,126

Company	Shares	U.S. $ Value
Goodrich Corp.	43,400	4,144,700
Northrop Grumman Corp.	128,200	8,890,670
Precision Castparts Corp.	10,400	1,712,360
Raytheon Co.	66,600	3,320,010

		19,134,866

Air Freight & Logistics - 0.7%
Kuehne & Nagel International AG	4,121	626,083
United Parcel Service, Inc.-Class B	116,000	8,459,880

		9,085,963

Airlines - 0.2%
Delta Air Lines, Inc. (a)	279,900	2,566,683

Building Products - 0.1%
Asahi Glass Co., Ltd.	85,000	994,693

Commercial Services & Supplies - 0.2%
Aggreko PLC	68,100	2,109,908
Rentokil Initial PLC (a)	116,700	178,051
Serco Group PLC	132,595	1,176,189

		3,464,148

Construction & Engineering - 0.1%
Aveng Ltd.	53,400	282,785
Bouygues SA	39,500	1,736,979

		2,019,764

Electrical Equipment - 0.5%
Cooper Industries PLC	53,828	3,211,917
Rockwell Automation, Inc.	26,200	2,273,112
Sumitomo Electric Industries Ltd.	76,700	1,118,718
Vestas Wind Systems A/S (a)	18,688	433,821

		7,037,568

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	25,800	574,672
Cookson Group PLC	82,100	886,908
Danaher Corp. (b)	175,200	9,283,848
General Electric Co. (b)	234,300	4,418,898
Keppel Corp. Ltd.	191,500	1,732,625
SembCorp Industries Ltd.	78,000	317,634

		17,214,585

Industrial Warehouse Distribution - 0.4%
Ascendas Real Estate Investment Trust	679,000	1,129,349
Global Logistic Properties Ltd. (a)	715,000	1,201,178
ProLogis, Inc.	71,474	2,561,628

		4,892,155

Machinery - 1.2%
Fanuc Corp.	2,300	384,613
Flowserve Corp.	50,700	5,571,423
Ingersoll-Rand PLC	112,000	5,085,920
Komatsu Ltd.	16,200	505,815
Stanley Black & Decker, Inc.	59,000	4,250,950

		15,798,721

Company	Shares	U.S. $ Value
Mixed Office Industrial - 0.2%
Goodman Group	3,190,700	2,418,880

Professional Services - 0.3%
Capita Group PLC (The)	285,500	3,279,068
Experian PLC	87,300	1,112,020

		4,391,088

Road & Rail - 0.1%
East Japan Railway Co.	1,100	62,998
Firstgroup PLC	6,541	35,823
Globaltrans Investment PLC (Sponsored GDR) (c)	15,592	288,452
Nippon Express Co., Ltd.	77,000	312,013

		699,286

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	29,800	744,340
Mitsui & Co., Ltd.	28,700	496,227

		1,240,567

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	322,000	1,251,548

		92,210,515

Health Care - 6.8%
Biotechnology - 0.9%
Celgene Corp. (a)	104,400	6,297,408
Gilead Sciences, Inc. (a)	147,500	6,107,975

		12,405,383

Health Care Equipment & Supplies - 0.1%
Covidien PLC	27,300	1,453,179

Health Care Providers & Services - 2.0%
Express Scripts, Inc.-Class A (a)	139,900	7,551,802
HCA Holdings, Inc. (a)	61,800	2,039,400
Health Net, Inc. (a)	57,200	1,835,548
UnitedHealth Group, Inc.	113,900	5,874,962
WellPoint, Inc.	110,100	8,672,577

		25,974,289

Pharmaceuticals - 3.8%
Allergan, Inc.	76,400	6,360,300
Aspen Pharmacare Holdings Ltd. (a)	141,191	1,755,277
AstraZeneca PLC	52,800	2,639,012
AstraZeneca PLC (Sponsored ADR)	177,300	8,877,411
GlaxoSmithKline PLC	25,473	545,995
Johnson & Johnson	191,700	12,751,884
Novartis AG	33,650	2,062,311
Pfizer, Inc. (b)	678,100	13,968,860
Roche Holding AG	8,600	1,439,818
Sanofi	12,453	1,001,727

		51,402,595

		91,235,446

Company	Shares	U.S. $ Value
Materials - 4.6%
Chemicals - 2.9%
Agrium, Inc. (Toronto)	11,100	974,710
Air Water, Inc.	9,000	108,420
Clariant AG (a)	45,000	860,913
DIC Corp.	116,000	274,769
Dow Chemical Co. (The)	222,000	7,992,000
Huabao International Holdings Ltd.	601,000	547,578
Israel Chemicals Ltd.	247,700	3,952,824
K+S AG	58,500	4,492,115
Koninklijke DSM NV	14,900	966,957
LyondellBasell Industries NV	70,600	2,719,512
Monsanto Co.	145,400	10,547,316
Potash Corp. of Saskatchewan, Inc.	93,300	5,317,167
Ube Industries Ltd./Japan	42,000	126,447

		38,880,728

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	16,500	197,022

Metals & Mining - 1.7%
Alcoa, Inc.	193,300	3,065,738
Centamin Egypt Ltd. (a)	187,500	378,711
Commercial Metals Co.	45,225	648,979
Dowa Holdings Co., Ltd.	110,000	682,701
Eurasian Natural Resources Corp. PLC	9,800	122,966
Hindalco Industries Ltd. (GDR) (c)	30,470	123,065
JFE Holdings, Inc.	31,400	863,551
KGHM Polska Miedz SA (a)	13,700	983,965
New Gold, Inc. (a)	33,300	343,548
Newcrest Mining Ltd.	13,400	542,964
OneSteel Ltd.	105,904	211,489
Reliance Steel & Aluminum Co.	32,600	1,618,590
Rio Tinto PLC	79,100	5,711,475
Steel Dynamics, Inc.	6,500	105,625
Tata Steel Ltd. (GDR) (c)	17,100	233,439
ThyssenKrupp AG	25,500	1,324,920
Vale SA (Sponsored ADR) (Local Preference Shares)	100,800	2,919,168
Vale SA (Sponsored ADR)-Class B	51,600	1,648,620
Xstrata PLC	69,072	1,521,338

		23,050,852

		62,128,602

Equity:Other - 4.4%
Diversified/Specialty - 3.8%
BioMed Realty Trust, Inc.	93,450	1,797,978
British Land Co. PLC	360,809	3,527,652
Cheung Kong Holdings Ltd.	96,000	1,409,763
Coresite Realty Corp.	33,432	548,285
Dexus Property Group	2,567,700	2,432,639
Digital Realty Trust, Inc.	35,550	2,196,279
Dundee Real Estate Investment Trust	33,859	1,140,979
FirstService Corp. (a)	16,592	574,428
Fonciere Des Regions	18,700	1,980,848
Forest City Enterprises, Inc. (a)	63,737	1,189,970
H&R Real Estate Investment Trust	48,129	1,079,902

Company	Shares	U.S. $ Value
Hysan Development Co., Ltd.	409,532	2,039,542
Kerry Properties Ltd.	421,000	2,037,596
Land Securities Group PLC	205,160	2,806,598
Lend Lease Group	213,668	2,063,470
Overseas Union Enterprise Ltd.	352,000	818,313
RLJ Lodging Trust (a)	64,286	1,116,648
Savills PLC	88,632	556,055
Soho China Ltd.	1,650,500	1,480,390
Sumitomo Realty & Development Co., Ltd.	85,000	1,899,718
Sun Hung Kai Properties Ltd.	407,000	5,933,600
Sunac China Holdings Ltd. (a)	1,356,600	482,589
Swire Pacific Ltd.	105,000	1,548,612
Unibail-Rodamco SE	25,400	5,868,686
UOL Group Ltd.	290,000	1,177,605
Washington Real Estate Investment Trust	24,200	786,984
Wereldhave NV	27	2,749
Weyerhaeuser Co.	39,400	861,284
Wheelock & Co., Ltd.	282,000	1,137,945

		50,497,107

Health Care - 0.5%
Chartwell Seniors Housing Real Estate Investment Trust	194,300	1,692,280
Health Care REIT, Inc.	46,400	2,432,752
National Health Investors, Inc.	18,220	809,515
Ventas, Inc.	46,500	2,451,015

		7,385,562

Triple Net - 0.1%
Entertainment Properties Trust	17,350	810,245

		58,692,914

Consumer Staples - 3.4%
Beverages - 0.5%
Anheuser-Busch InBev NV	56,200	3,261,700
Asahi Breweries Ltd.	22,100	445,172
Constellation Brands, Inc.-Class A (a)	125,700	2,617,074

		6,323,946

Food & Staples Retailing - 0.9%
BIM Birlesik Magazalar AS	6,100	198,260
Delhaize Group SA	11,281	846,475
Koninklijke Ahold NV	45,200	607,726
Kroger Co. (The)	244,100	6,053,680
Olam International Ltd.	1,517,681	3,373,814
Tesco PLC	242,900	1,569,372

		12,649,327

Food Products - 0.8%
Bunge Ltd.	67,300	4,640,335
General Mills, Inc.	56,600	2,106,652
Smithfield Foods, Inc. (a)	90,400	1,977,048
Tyson Foods, Inc.-Class A	128,000	2,485,760

		11,209,795

Company	Shares	U.S. $ Value
Household Products - 0.3%
Procter & Gamble Co. (The) (b)	59,300	3,769,701

Personal Products - 0.1%
Hypermarcas SA	84,200	793,092

Tobacco - 0.8%
Altria Group, Inc.	180,900	4,777,569
British American Tobacco PLC	65,496	2,872,104
Imperial Tobacco Group PLC	27,300	908,885
Japan Tobacco, Inc.	616	2,377,803

		10,936,361

		45,682,222

Residential - 1.9%
Multi-Family - 1.3%
BRE Properties, Inc.	33,100	1,651,028
Camden Property Trust	41,400	2,633,868
Colonial Properties Trust	75,300	1,536,120
Equity Residential	32,900	1,974,000
Essex Property Trust, Inc.	15,075	2,039,497
GSW Immobilien AG (a)	30,065	1,031,110
Home Properties, Inc.	26,369	1,605,345
Mid-America Apartment Communities, Inc.	24,300	1,639,521
PDG Realty SA Empreendimentos e Participacoes	138,800	781,759
Stockland	542,361	1,989,368
Wing Tai Holdings Ltd.	555,000	665,072

		17,546,688

Self Storage - 0.6%
Big Yellow Group PLC	334,120	1,650,029
Extra Space Storage, Inc.	96,800	2,064,744
Public Storage	21,900	2,496,819
U-Store-It Trust	181,700	1,911,484

		8,123,076

		25,669,764

Retail - 1.9%
Regional Mall - 1.3%
BR Malls Participacoes SA	162,000	1,852,882
General Growth Properties, Inc.	14,894	248,581
Glimcher Realty Trust	276,800	2,629,600
Multiplan Empreendimentos Imobiliarios SA	37,600	821,555
Simon Property Group, Inc.	70,925	8,243,613
Taubman Centers, Inc.	13,000	769,600
Westfield Group	287,956	2,683,904

		17,249,735

Shopping Center/Other Retail - 0.6%
Klepierre	56,600	2,336,934
Link REIT (The)	272,545	932,763
Primaris Retail Real Estate Investment Trust	57,100	1,246,259
RioCan Real Estate Investment Trust (Toronto)	60,430	1,625,335
Weingarten Realty Investors	68,438	1,721,900

		7,863,191

		25,112,926

Company	Shares	U.S. $ Value
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	309,200	9,711,972
CenturyLink, Inc.	104,600	4,228,978
Nippon Telegraph & Telephone Corp.	31,100	1,500,010
Telecom Italia SpA (ordinary shares)	1,409,600	1,960,738
Telenor ASA	24,000	392,767
Telstra Corp. Ltd.	105,200	326,897

		18,121,362

Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	499,100	2,690,149
Vodafone Group PLC	741,500	1,966,192

		4,656,341

		22,777,703

Office - 1.4%
Office - 1.4%
Beni Stabili SpA	1,393,766	1,407,288
Boston Properties, Inc.	35,123	3,728,658
Castellum AB	106,341	1,592,313
Cominar Real Estate Investment Trust	36,274	828,196
Douglas Emmett, Inc.	98,100	1,951,209
Duke Realty Corp.	128,100	1,794,681
Great Portland Estates PLC	211,100	1,477,649
Hongkong Land Holdings Ltd.	325,000	2,317,614
Kilroy Realty Corp.	27,444	1,083,764
Norwegian Property ASA	413,000	863,755
SL Green Realty Corp.	5,746	476,171
Sponda Oyj	206,200	1,199,305

		18,720,603

Lodging - 0.9%
Lodging - 0.9%
Ashford Hospitality Trust, Inc.	135,600	1,688,220
Great Eagle Holdings Ltd.	354,000	1,179,655
Host Hotels & Resorts, Inc.	6,323	107,175
Hyatt Hotels Corp. (a)	36,900	1,506,258
InnVest Real Estate Investment Trust	233,900	1,644,297
Intercontinental Hotels Group PLC	84,600	1,731,830
Kosmopolito Hotels International Ltd. (a)	854,000	193,855
LaSalle Hotel Properties	51,600	1,359,144
Sunstone Hotel Investors, Inc. (a)	108,383	1,004,710
Whitbread PLC	29,600	767,452
Wyndham Worldwide Corp.	25,900	871,535

		12,054,131

Utilities - 0.5%
Electric Utilities - 0.2%
E.ON AG	66,900	1,901,591
EDP-Energias de Portugal SA	183,600	651,567
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)	10,200	221,300
Tokyo Electric Power Co., Inc. (The)	93,900	380,121

		3,154,579

Company	Shares	U.S. $ Value
Gas Utilities - 0.1%
Gas Natural SDG SA	38,400	804,295

Multi-Utilities - 0.2%
DTE Energy Co.	47,300	2,365,946

		6,324,820

Total Common Stocks (cost $884,697,532)		957,280,149

WARRANTS - 1.1%
Industrials - 0.5%
Construction & Engineering - 0.3%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(c)	44,100	1,801,410
Larsen & Toubro Ltd., Merrill Lynch Intl & Co., expiring 1/24/17 (a)(c)	16,100	657,657
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)	7,247	1,733,082

		4,192,149

Electrical Equipment - 0.1%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (a)	174,100	118,510
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(c)	27,880	1,278,749

		1,397,259

Machinery - 0.1%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/07/18 (a)(c)	67,205	257,026
Jain Irrigation Systems Ltd., Merrill Lynch Intl & Co., expiring 11/24/14 (a)	200,512	766,858

		1,023,884

		6,613,292

Financials - 0.4%
Commercial Banks - 0.1%
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(c)	26,700	933,987
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (a)(c)	9,800	239,311

		1,173,298

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)	115,600	1,595,523

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	184,800	2,915,091

		5,683,912

Company	Shares	U.S. $ Value
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Educomp Solutions Ltd., Deutsche Bank AG London, expiring 8/10/17 (a)(c)	59,561	523,196

Household Durables - 0.1%
LG Electronics, Inc., Deutsche Bank AG London, expiring 5/21/18 (a)(c)	13,000	1,010,691

		1,533,887

Materials - 0.1%
Metals & Mining - 0.1%
Steel Authority of India Ltd., Merrill Lynch Intl & Co., expiring 3/25/14 (a)(c)	82,971	255,684
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(c)	58,600	799,415

		1,055,099

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	91,000	304,650

Total Warrants (cost $15,501,509)		15,190,840

SHORT-TERM INVESTMENTS - 26.5%
Investment Companies - 26.0%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (d) (Cost $348,584,751)	348,584,751	348,584,751

	Principal Amount (000)
U.S. Treasury Bill - 0.5%
U.S. Treasury Bill 0.01%, 8/04/11-10/06/11 (Cost $5,999,400)	$6,000	5,999,400

U.S. $ Value
Total Investments - 99.1% (cost $1,254,783,192) (e)	1,327,055,140
Other assets less liabilities - 0.9%	12,248,479

Net Assets - 100.0%	$1,339,303,619

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian T-Bond 10 Yr Futures	13	September 2011	$1,483,283	$1,478,770	$(4,513)
Euro STOXX 50 Index Futures	49	September 2011	1,979,751	2,023,713	43,962
FTSE 100 Index Futures	4	September 2011	370,558	378,929	8,371
German Euro Bobl Futures	104	September 2011	17,606,696	17,582,078	(24,618)
German Euro Bund Futures	124	September 2011	22,568,799	22,563,633	(5,166)
German Euro Buxl Futures	59	September 2011	9,066,341	8,810,848	(255,493)
German Euro Schatz Futures	130	September 2011	20,254,473	20,276,210	21,737
Govt of Canada Bond 10 Yr Futures	28	September 2011	3,603,353	3,599,689	(3,664)
JGB Mini 10 Yr Futures	467	September 2011	81,611,265	81,862,046	250,781
OMX 30 Index Futures	18	July 2011	316,020	317,302	1,282
Topix Index Futures	3	September 2011	300,045	316,564	16,519
U.S. T-Bond 30 Yr Futures	50	September 2011	6,298,522	6,151,563	(146,959)
U.S. T-Note 2 Yr Futures	256	September 2011	56,212,430	56,152,000	(60,430)
U.S. T-Note 10 Yr Futures	478	September 2011	59,131,935	58,472,844	(659,091)
UK Long Gilt Bond Futures	94	September 2011	18,129,369	18,126,476	(2,893)
Ultra Long U.S. T-Bond Futures	115	September 2011	14,702,224	14,518,750	(183,474)
Sold Contracts
FTSE MIB Index Futures	2	September 2011	293,831	293,119	712
MSCI EAFE E Mini Index Futures	164	September 2011	13,320,470	14,070,380	(749,910)
MSCI Emerging Markets E Mini Futures	84	September 2011	4,632,241	4,855,200	(222,959)
S&P 500 E Mini Index Futures	1,219	September 2011	77,198,754	80,179,725	(2,980,971)
S&P TSE 60 Index Futures	10	September 2011	1,536,192	1,580,590	(44,398)

					$(5,001,175)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Japanese Yen settling 8/15/11	105,809	$1,289,088	$1,314,587	$25,499
Japanese Yen settling 8/15/11	98,978	1,205,865	1,229,717	23,852
BNP Paribas SA:
Australian Dollar settling 8/15/11	2,303	2,453,052	2,457,315	4,263
New Zealand Dollar settling 9/15/11	3,255	2,655,361	2,683,768	28,407
Canadian Imperial Bank of Commerce:
Swiss Franc settling 8/15/11	2,010	2,280,628	2,391,300	110,672
Citibank NA:
Euro settling 9/15/11	506	717,455	732,290	14,835
Norwegian Krone settling 9/15/11	2,500	448,848	461,248	12,400
Swiss Franc settling 8/15/11	2,104	2,399,320	2,503,132	103,812
Credit Suisse London Branch (GFX):
Great British Pound settling 8/15/11	921	1,495,152	1,477,417	(17,735)
Deutsche Bank AG London:
Euro settling 8/15/11	5,859	8,421,023	8,486,703	65,680
Great British Pound settling 8/15/11	1,721	2,796,487	2,760,732	(35,755)
Norwegian Krone settling 9/15/11	24,013	4,466,289	4,430,376	(35,913)
Swedish Krona settling 8/15/11	63,319	10,067,734	9,986,878	(80,856)
Swiss Franc settling 8/15/11	1,081	1,292,243	1,286,068	(6,175)
Swiss Franc settling 9/15/11	582	659,998	692,551	32,553
Swiss Franc settling 9/15/11	775	919,991	922,212	2,221
Goldman Sachs International:
Australian Dollar settling 9/15/11	2,143	2,239,756	2,277,728	37,972
HSBC BankUSA:
Euro settling 9/15/11	2,663	3,894,678	3,853,931	(40,747)
Japanese Yen settling 8/15/11	357,441	4,459,873	4,440,901	(18,972)
Japanese Yen settling 9/15/11	260,969	3,255,439	3,242,930	(12,509)
Morgan Stanley and Co.:
New Zealand Dollar settling 8/15/11	3,781	3,069,794	3,123,934	54,140
Swiss Franc settling 8/15/11	3,068	3,488,187	3,650,004	161,817
Royal Bank of Canada:
Norwegian Krone settling 8/15/11	39,484	7,126,047	7,299,764	173,717
Royal Bank of Scotland PLC:
New Zealand Dollar settling 9/15/11	2,843	2,195,933	2,344,071	148,138
Swedish Krona settling 9/15/11	27,584	4,463,503	4,342,755	(120,748)
Societe Generale:
Euro settling 8/15/11	4,079	5,843,005	5,908,391	65,386
UBS AG:
Japanese Yen settling 9/15/11	171,684	2,124,486	2,133,430	8,944
New Zealand Dollar settling 8/15/11	1,532	1,203,282	1,265,768	62,486
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	1,390	1,446,212	1,483,139	36,927
Australian Dollar settling 8/15/11	3,714	3,940,331	3,962,861	22,530
Australian Dollar settling 8/15/11	1,193	1,250,538	1,272,938	22,400
Australian Dollar settling 9/15/11	5,406	5,721,332	5,745,869	24,537
Sale Contracts
Barclays Bank PLC:
Canadian Dollar settling 8/15/11	1,367	1,413,358	1,415,938	(2,580)
Japanese Yen settling 8/15/11	98,978	1,234,756	1,229,718	5,038
BNP Paribas SA:
Euro settling 8/15/11	1,030	1,454,963	1,491,945	(36,982)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 8/15/11	11,872	$19,410,245	$19,044,398	$365,847
Great British Pound settling 8/15/11	1,383	2,254,317	2,218,531	35,786
Citibank NA:
Canadian Dollar settling 8/15/11	7,096	7,340,513	7,350,036	(9,523)
Great British Pound settling 8/15/11	1,690	2,773,772	2,711,004	62,768
Japanese Yen settling 8/15/11	105,809	1,272,944	1,314,587	(41,643)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/15/11	1,202	1,245,789	1,245,031	758
Canadian Dollar settling 9/15/11	2,708	2,778,718	2,802,789	(24,071)
Euro settling 8/15/11	2,758	3,883,292	3,994,936	(111,644)
Japanese Yen settling 8/15/11	284,960	3,562,223	3,540,387	21,836
Deutsche Bank AG London:
Euro settling 8/15/11	3,101	4,517,816	4,491,768	26,048
Euro settling 9/15/11	350	505,593	506,525	(932)
Great British Pound settling 9/15/11	1,341	2,171,682	2,150,347	21,335
HSBC BankUSA:
Canadian Dollar settling 9/15/11	5,081	5,205,276	5,258,853	(53,577)
Royal Bank of Scotland PLC:
Great British Pound settling 9/15/11	4,182	6,869,353	6,706,005	163,348
Swiss Franc settling 8/15/11	931	1,106,555	1,107,612	(1,057)
Swiss Franc settling 8/15/11	2,010	2,249,127	2,391,300	(142,173)
Standard Chartered Bank:
Japanese Yen settling 8/15/11	103,805	1,287,815	1,289,689	(1,874)
State Street Bank and Trust Co.:
Australian Dollar settling 8/15/11	1,803	1,929,643	1,923,812	5,831
Great British Pound settling 8/15/11	979	1,599,236	1,570,457	28,779
Great British Pound settling 8/15/11	852	1,391,776	1,366,731	25,045
Great British Pound settling 8/15/11	69	113,358	110,686	2,672
Japanese Yen settling 8/15/11	272,671	3,375,017	3,387,706	(12,689)
UBS AG:
Australian Dollar settling 8/15/11	2,395	2,519,324	2,555,479	(36,155)
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	5,431	5,761,965	5,794,911	(32,946)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	1,662	1-Month USD-LIBOR-BBA Less a specified spread*	$2	10/17/11	Credit Suisse International	$118,282
Receive	FTSE EPRA/NAREIT Developed Real Estate index	20,860	1-Month USD-LIBOR-BBA Plus a specified spread*	59,612	3/19/12	Deutsche Bank AG	1,477,860

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	816	1-Month USD-LIBOR-BBA Less a specified spread*	$2,502	6/15/12	Deutsche Bank AG	$57,758
Receive	FTSE EPRA/NAREIT Developed Real Estate index	5,292	1-Month USD-LIBOR-BBA Less a specified spread*	16,401	5/15/12	JPMorgan Chase Bank, N.A.	374,579
Receive	FTSE EPRA/NAREIT Developed Real Estate index	5,818	1-Month USD-LIBOR-BBA Plus a specified spread*	16,511	3/15/12	Morgan Stanley Capital Services Inc.	412,989
Receive	FTSE EPRA/NAREIT Developed Real Estate index	6,667	1-Month USD-LIBOR-BBA Plus a specified spread*	20,001	3/15/12	UBS AG	472,641
Receive	FTSE EPRA/NAREIT Developed Real Estate index	1,234	1-Month USD-LIBOR-BBA Less a specified spread*	3,873	5/15/12	UBS AG	87,311

							$3,001,420

*	BBA-British Bankers’ Association

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $31,924,140.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $15,647,172 or 1.2% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,733,639 and gross unrealized depreciation of investments was $(20,461,691), resulting in net unrealized appreciation of $72,271,948.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown *

63.6%	United States
7.8%	United Kingdom
3.9%	Japan
3.1%	Hong Kong
2.6%	Canada
2.3%	France
2.3%	Brazil
1.5%	Germany
1.5%	Australia
1.2%	China
1.2%	India
1.1%	Singapore
1.0%	Switzerland
0.8%	South Korea
6.1%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, Indonesia, Ireland, Israel, Italy, Netherlands, Norway, Poland, Portugal, Russia, South Africa, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Information Technology	$119,223,888	$17,038,753	$—	$136,262,641
Consumer Discretionary	109,021,773	21,669,416	—	130,691,189
Financials	61,825,039	53,718,312	—	115,543,351
Energy	92,348,532	21,312,341	512,449	114,173,322
Industrials	66,040,451	26,170,064	—	92,210,515
Health Care	81,791,306	9,444,140	—	91,235,446
Materials	38,805,055	23,323,547	—	62,128,602
Equity:Other	20,044,599	38,648,315	—	58,692,914
Consumer Staples	29,419,171	16,263,051	—	45,682,222
Residential	23,015,324	2,654,440	—	25,669,764
Retail	19,159,325	5,953,601	—	25,112,926
Telecommunication Services	16,631,099	6,146,604	—	22,777,703
Office	9,862,679	8,857,924	—	18,720,603
Lodging	8,181,339	3,872,792	—	12,054,131
Utilities	2,587,246	3,737,574	—	6,324,820
Warrants	—	15,190,840	—	15,190,840
Short-Term Investments
Investment Companies	348,584,751	—	—	348,584,751
U.S. Treasury Bills	—	5,999,400	—	5,999,400

Total Investments in Securities	1,046,541,577	280,001,114+	512,449	1,327,055,140
Other Financial Instruments* :
Assets
Futures Contracts	343,364	—	—	343,364
Forward Currency Exchange Contracts	—	2,008,279	—	2,008,279
Total Return Swap Contracts	—	3,001,420	—	3,001,420
Liabilities
Futures Contracts	(5,344,539)	—	—	(5,344,539)
Forward Currency Exchange Contracts	—	(877,256)	—	(877,256)

Total	$1,041,540,402	$284,133,557	$512,449	$1,326,186,408

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Warrants	Total
Balance as of 9/30/10	$—	$7,917,490	$7,917,490
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	(3,384)	(3,384)
Change in unrealized appreciation/depreciation	—	(1,165,557)	(1,165,557)
Purchases	—	6,444,323	6,444,323
Sales	—	(1,642,773)	(1,642,773)
Transfers into Level 3	512,449	—	512,449
Transfers out of Level 3	—	(11,550,099)	(11,550,099)

Balance as of 6/30/11	$512,449	$—	$512,449

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—	$—

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 50.0%
Austria - 1.3%
Austria Government Bond
4.00%, 9/15/16(a)	EUR	2,840	$4,348,439
4.35%, 3/15/19(a)		5,055	7,859,549

			12,207,988

Belgium - 0.7%
Belgium Government Bond
Series 49
4.00%, 3/28/17		4,585	6,788,231

Canada - 2.0%
Canadian Government Bond
2.00%, 12/01/14	CAD	6,210	6,443,796
3.50%, 6/01/20		1,808	1,944,793
4.00%, 6/01/17		9,113	10,206,050

			18,594,639

Denmark - 0.2%
Denmark Government Bond
4.00%, 11/15/15	DKK	8,734	1,810,180

Finland - 1.8%
Finland Government Bond
3.875%, 9/15/17	EUR	11,023	16,892,308

France - 4.7%
France Government Bond OAT
3.25%, 4/25/16		9,079	13,521,388
3.50%, 4/25/15		205	309,588
3.75%, 10/25/19-4/25/21		7,914	11,863,420
5.00%, 10/25/16		4,219	6,788,823
5.75%, 10/25/32		1,202	2,141,356
8.50%, 4/25/23		2,327	4,965,023
French Treasury Note BTAN
2.50%, 1/15/15		3,102	4,534,823

			44,124,421

Germany - 7.3%
Bundesrepublik Deutschland
3.00%, 7/04/20		19,476	28,420,764
Series 04
3.75%, 1/04/15		4,943	7,596,741
Series 05
3.50%, 1/04/16		8,811	13,482,574
Series 06
3.75%, 1/04/17		12,056	18,673,597

			68,173,676

Japan - 6.9%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,557,800	33,905,234
Series 296
1.50%, 9/20/18		922,950	12,082,660
Japan Government Twenty Year Bond

		Principal Amount (000)	U.S. $ Value
Series 112
2.10%, 6/20/29	U.S.$	320,700	4,161,587
Series 48
2.50%, 12/21/20		305,700	4,284,414
Series 76
1.90%, 3/20/25		752,900	9,791,221

			64,225,116

Mexico - 1.0%
Mexican Bonos
Series M
10 7.25%, 12/15/16	MXN	98,208	8,763,214

Netherlands - 2.3%
Netherlands Government Bond
2.75%, 1/15/15	EUR	2,185	3,228,368
3.75%, 1/15/23		2,604	3,872,860
4.00%, 7/15/16		5,455	8,432,664
7.50%, 1/15/23		2,820	5,644,220

			21,178,112

New Zealand - 1.6%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	17,002	15,036,686

Norway - 0.3%
Norway Government Bond
4.25%, 5/19/17	NOK	14,102	2,788,838

South Africa - 1.2%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	55,039	8,189,113
Series R206
7.50%, 1/15/14		16,295	2,441,818

			10,630,931

United Kingdom - 7.6%
United Kingdom Gilt
2.75%, 1/22/15	GBP	5,129	8,540,897
4.00%, 9/07/16		9,510	16,595,703
4.50%, 3/07/19		1,577	2,791,626
4.75%, 12/07/30		3,729	6,422,655
5.00%, 3/07/18-3/07/25		17,550	32,102,861
8.75%, 8/25/17		2,172	4,731,380

			71,185,122

United States - 11.1%
U.S. Treasury Bonds
6.125%, 11/15/27-8/15/29	U.S.$	7,164	9,094,008
U.S. Treasury Notes
2.125%, 2/29/16		16,795	17,193,881
2.625%, 11/15/20		10,905	10,503,167
3.75%, 11/15/18		17,641	19,110,160

		Principal Amount (000)	U.S. $ Value
4.50%, 11/15/15-5/15/17	U.S.$	42,013	47,546,867

			103,448,083

Total Governments - Treasuries (cost $440,827,686)			465,847,545

GOVERNMENTS - SOVEREIGN AGENCIES - 5.4%
Australia - 0.3%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	1,671	2,834,431

Canada - 1.0%
Canada Housing Trust No 1
2.75%, 9/15/14 (a)	CAD	2,440	2,582,664
3.35%, 12/15/20 (a)		4,155	4,286,528
4.10%, 12/15/18 (a)		2,340	2,587,793

			9,456,985

Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26	JPY	328,000	4,305,827

Japan - 1.6%
Development Bank of Japan
2.30%, 3/19/26		290,000	3,910,369
Japan Finance Organization for Municipalities
2.00%, 5/09/16		860,000	11,437,012

			15,347,381

Netherlands - 1.1%
Fortis Bank Nederland NV
3.375%, 5/19/14	EUR	1,419	2,117,168
NIBC Bank NV
3.50%, 4/07/14		3,481	5,217,891
SNS Bank NV
3.50%, 3/10/14		2,068	3,089,860

			10,424,919

United Kingdom - 0.9%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	2,760	2,995,234
4.875%, 11/27/15	GBP	1,782	3,178,252
Yorkshire Building Society
2.00%, 3/30/12		1,316	2,125,726

			8,299,212

Total Governments - Sovereign Agencies (cost $45,897,224)			50,668,755

CORPORATES - INVESTMENT GRADES - 4.1%
Financial Institutions - 2.4%
Banking - 2.4%
Abbey National Treasury Services PLC
2.875%, 4/25/14	U.S.$	1,456	1,461,236

		Principal Amount (000)	U.S. $Value
Australia & New Zealand Banking Group Ltd.
5.25%, 5/20/13	EUR	185	281,123
Bank of America Corp.
4.75%, 5/23/17		200	266,500
5.875%, 1/05/21	U.S.$	720	755,622
Series L
5.65%, 5/01/18		245	258,311
Bank of Nova Scotia
4.375%, 1/13/21		1,240	1,271,759
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		240	262,483
Citigroup, Inc.
5.375%, 8/09/20		944	985,124
5.50%, 4/11/13		240	254,802
Commonwealth Bank of Australia
3.75%, 10/15/14 (a)		105	110,317
5.875%, 7/29/11	EUR	190	276,307
Goldman Sachs Group, Inc. (The)
5.375%, 2/15/13		75	112,248
6.00%, 6/15/20	U.S.$	795	855,411
ING Bank NV
3.00%, 9/01/15 (a)		990	989,329
JPMorgan Chase & Co.
3.15%, 7/05/16		915	920,598
4.375%, 1/30/14	EUR	100	149,399
JPMorgan Chase Bank NA
4.625%, 5/31/17		200	289,227
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	U.S.$	755	761,222
Morgan Stanley
4.00%, 7/24/15		1,055	1,073,664
6.00%, 5/13/14		100	108,912
Nordea Bank AB
4.875%, 5/13/21 (a)		1,075	1,032,399
Royal Bank of Canada
Series DPNT
3.66%, 1/25/17	CAD	1,045	1,101,159
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20	U.S.$	990	990,414
Societe Generale SA
5.20%, 4/15/21 (a)		1,435	1,409,253
Standard Chartered PLC
3.85%, 4/27/15 (a)		125	129,399
Toronto-Dominion Bank (The)
Series DPNT
4.854%, 2/13/13	CAD	974	1,058,438
Union Bank NA
3.00%, 6/06/16	U.S.$	1,500	1,498,622
US Bancorp
4.125%, 5/24/21		1,800	1,789,540
Wachovia Corp.
5.50%, 5/01/13		95	102,158
Wells Fargo & Co.
5.00%, 11/15/14		240	259,086
Westpac Banking Corp.
3.00%, 8/04/15		690	697,480

		Principal Amount (000)	U.S. $ Value
4.25%, 1/25/12	EUR	200	293,883
6.50%, 6/24/13		100	155,845

			21,961,270

Insurance - 0.0%
Berkshire Hathaway, Inc.
3.20%, 2/11/15	U.S.$	250	260,563

			22,221,833

Industrial - 1.4%
Basic - 0.0%
EI du Pont de Nemours & Co.
3.25%, 1/15/15		250	261,964

Capital Goods - 0.1%
Dover Corp.
4.30%, 3/01/21		1,330	1,371,521

Communications - Telecommunications - 0.3%
AT&T, Inc.
4.45%, 5/15/21		697	709,316
5.60%, 5/15/18		235	261,696
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,397,049
5.25%, 4/15/13		230	246,961

			2,615,022

Consumer Cyclical - Automotive - 0.1%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	50	77,540
Toyota Motor Credit Corp.
1.375%, 8/12/13	U.S.$	855	860,870
6.625%, 2/03/16	EUR	70	115,444

			1,053,854

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
4.25%, 4/15/21	U.S.$	1,435	1,465,121

Consumer Non-Cyclical - 0.3%
Abbott Laboratories
4.125%, 5/27/20		460	468,775
Baxter International, Inc.
4.25%, 3/15/20		257	266,270
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	255,825
Kimberly-Clark Corp.
3.875%, 3/01/21		1,285	1,301,036
Novartis Capital Corp.
2.90%, 4/24/15		255	265,283
Roche Holdings, Inc.
5.50%, 3/04/15	GBP	65	114,803

			2,671,992

Energy - 0.2%
ConocoPhillips
4.60%, 1/15/15	U.S.$	235	259,568

		Principal Amount (000)	U.S. $ Value
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	283,628
Schlumberger Norge AS
4.20%, 1/15/21 (a)	U.S.$	745	753,281
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	511,624
Shell International Finance BV
3.25%, 9/22/15		250	262,897

			2,070,998

Technology - 0.2%
Hewlett-Packard Co.
2.95%, 8/15/12		105	107,577
Oracle Corp.
5.75%, 4/15/18		230	263,227
SAIC, Inc.
4.45%, 12/01/20 (a)		1,200	1,234,442

			1,605,246

			13,115,718

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Korea Development Bank
3.25%, 3/09/16		1,229	1,225,424
MDC-GMTN B.V.
5.50%, 4/20/21 (a)		594	596,625

			1,822,049

Utility - 0.1%
Electric - 0.1%
Southern California Edison Co.
3.875%, 6/01/21		632	630,795

Total Corporates - Investment Grades (cost $36,998,453)			37,790,395

Company		Shares
COMMON STOCKS - 3.6%
Equity:Other - 1.6%
Diversified/Specialty - 1.4%
BioMed Realty Trust, Inc.		18,700	359,788
British Land Co. PLC		74,182	725,282
Cheung Kong Holdings Ltd.		19,000	279,016
Coresite Realty Corp.		6,633	108,781
Dexus Property Group		527,013	499,292
Digital Realty Trust, Inc.		8,150	503,507
Dundee Real Estate Investment Trust		7,576	255,296
Evergrande Real Estate Group Ltd.		478,000	314,878
FirstService Corp. (b)		3,351	116,014
Fonciere Des Regions		3,900	413,118
Forest City Enterprises, Inc. (b)		13,187	246,201
H&R Real Estate Investment Trust		9,946	223,165
Hysan Development Co., Ltd.		84,099	418,828
Kerry Properties Ltd.		86,500	418,651

Company	Shares	U.S. $ Value
Land Securities Group PLC	42,390	579,897
Lend Lease Group	45,902	443,292
Mitsubishi Estate Co., Ltd.	44,000	772,198
Mitsui Fudosan Co., Ltd.	72,000	1,240,048
New World Development Ltd.	143,000	217,106
Overseas Union Enterprise Ltd.	72,000	167,382
RLJ Lodging Trust (b)	13,147	228,363
Savills PLC	17,200	107,909
Soho China Ltd.	397,500	356,532
Sumitomo Realty & Development Co., Ltd.	12,000	268,196
Sun Hung Kai Properties Ltd.	82,000	1,195,467
Sunac China Holdings Ltd. (b)	312,400	111,131
Swire Pacific Ltd.	26,500	390,840
Telecity Group PLC (b)	32,157	285,885
Unibail-Rodamco SE	5,350	1,236,121
UOL Group Ltd.	58,000	235,521
Washington Real Estate Investment Trust	5,000	162,600
Weyerhaeuser Co.	7,800	170,508
Wheelock & Co., Ltd.	57,000	230,010

		13,280,823

Health Care - 0.2%
Chartwell Seniors Housing Real Estate Investment Trust	40,200	350,127
Health Care REIT, Inc.	9,500	498,085
National Health Investors, Inc.	3,796	168,656
Ventas, Inc.	9,500	500,745

		1,517,613

Triple Net - 0.0%
Entertainment Properties Trust	3,650	170,455

		14,968,891

Residential - 0.6%
Multi-Family - 0.4%
BRE Properties, Inc.	6,650	331,702
Camden Property Trust	8,600	547,132
Colonial Properties Trust	16,600	338,640
Equity Residential	7,050	423,000
Essex Property Trust, Inc.	3,100	419,399
GSW Immobilien AG (b)	6,170	211,607
Home Properties, Inc.	5,491	334,292
Mid-America Apartment Communities, Inc.	5,150	347,470
PDG Realty SA Empreendimentos e Participacoes	28,700	161,646
Rossi Residencial SA	42,100	344,213
Stockland	112,009	410,847
Wing Tai Holdings Ltd.	99,000	118,634

		3,988,582

Self Storage - 0.2%
Big Yellow Group PLC	68,350	337,542
Extra Space Storage, Inc.	20,300	432,999
Public Storage	4,450	507,345
U-Store-It Trust	36,400	382,928

		1,660,814

		5,649,396

Company	Shares	U.S. $ Value
Retail - 0.6%
Regional Mall - 0.4%
BR Malls Participacoes SA	36,500	417,470
General Growth Properties, Inc.	2,958	49,369
Glimcher Realty Trust	58,100	551,950
Multiplan Empreendimentos Imobiliarios SA	7,700	168,244
Simon Property Group, Inc.	14,650	1,702,770
Taubman Centers, Inc.	4,071	241,003
Westfield Group	60,100	560,164

		3,690,970

Shopping Center/Other Retail - 0.2%
Klepierre	11,300	466,561
Link REIT (The)	56,324	192,764
Primaris Retail Real Estate Investment Trust	7,900	172,425
RioCan Real Estate Investment Trust (Toronto)	12,687	341,232
Weingarten Realty Investors	16,799	422,663

		1,595,645

		5,286,615

Office - 0.4%
Beni Stabili SpA	273,000	275,648
Boston Properties, Inc.	7,227	767,218
Castellum AB	21,632	323,910
Cominar Real Estate Investment Trust	7,348	167,767
Douglas Emmett, Inc.	21,000	417,690
Duke Realty Corp.	26,200	367,062
Great Portland Estates PLC	43,900	307,289
Hongkong Land Holdings Ltd.	65,000	463,523
Kilroy Realty Corp.	5,279	208,468
Norwegian Property ASA	85,000	177,770
SL Green Realty Corp.	1,988	164,746
Sponda Oyj	44,300	257,659

		3,898,750

Lodging - 0.2%
Ashford Hospitality Trust, Inc.	28,170	350,716
Great Eagle Holdings Ltd.	72,000	239,930
Host Hotels & Resorts, Inc.	1,868	31,663
Hyatt Hotels Corp. (b)	7,400	302,068
InnVest Real Estate Investment Trust	47,900	336,733
Intercontinental Hotels Group PLC	17,400	356,192
Kosmopolito Hotels International Ltd. (b)	256,000	58,111
LaSalle Hotel Properties	10,300	271,302
Sunstone Hotel Investors, Inc. (b)	21,893	202,948
Whitbread PLC	6,100	158,157
Wyndham Worldwide Corp.	5,200	174,980

		2,482,800

Industrials - 0.2%
Industrial Warehouse Distribution - 0.1%
Ascendas Real Estate Investment Trust	187,000	311,028
Global Logistic Properties Ltd. (b)	143,000	240,236
ProLogis, Inc.	14,722	527,636

		1,078,900

Company		Shares	U.S. $ Value
Mixed Office Industrial - 0.1%
Goodman Group		649,200	492,161

			1,571,061

Total Common Stocks (cost $30,144,789)			33,857,513

		Principal Amount (000)
MORTGAGE PASS-THRU’S - 1.4%
Agency Fixed Rate 30-Year - 1.4%
Federal National Mortgage Association 6.00%, 4/01/38 (cost $13,369,645)	U.S.$	12,294	13,513,414

AGENCIES - 1.4%
Agency Debentures - 1.4%
Federal National Mortgage Association
5.375%, 6/12/17		690	803,074
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		16,539	12,059,345

Total Agencies (cost $12,424,770)			12,862,419

		Shares
INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
Vanguard MSCI Emerging Markets ETF (cost $10,654,716)		226,200	10,997,844

		Principal Amount (000)
SUPRANATIONALS - 0.8%
European Investment Bank
2.15%, 1/18/27	JPY	566,500	7,470,404
4.375%, 4/15/13	EUR	95	143,555

Total Supranationals (cost $6,363,860)			7,613,959

INFLATION-LINKED SECURITIES - 0.8%
United States - 0.8%
U.S. Treasury Inflation Index 1.375%, 7/15/18 (TIPS) (cost $6,863,152)	U.S.$	6,623	7,190,590

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.4%
Canada - 0.4%
Province of Manitoba Canada
3.85%, 12/01/21	CAD	2,950	3,058,187
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	525,084

		Principal Amount (000)	U.S. $ Value
Province of Quebec Canada
4.25%, 2/27/13	U.S.$	350	524,347

Total Local Governments - Provincial Bonds (cost $4,022,100)			4,107,618

Company		Shares
SHORT-TERM INVESTMENTS - 28.7%
Investment Companies - 28.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (c) (cost $267,629,901)		267,629,901	267,629,901

Total Investments - 97.8% (cost $875,196,296) (d)			912,079,953
Other assets less liabilities - 2.2% (e)			20,498,819

Net Assets - 100.0%			$932,578,772

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	19	September 2011	$2,301,804	$2,344,032	$42,228
Euro STOXX 50 Index Futures	230	September 2011	9,292,705	9,499,060	206,355
FTSE 100 Index Futures	56	September 2011	5,187,818	5,305,005	117,187
FTSE MIB Index Futures	3	September 2011	441,013	439,678	(1,335)
German Euro Bobl Futures	61	September 2011	10,322,063	10,312,565	(9,498)
German Euro Bund Futures	22	September 2011	4,025,135	4,003,225	(21,910)
German Euro Buxl Futures	4	September 2011	613,324	597,345	(15,979)
German Euro Schatz Futures	13	September 2011	2,033,396	2,027,621	(5,775)
Hang Seng Index Futures	6	July 2011	839,720	864,643	24,923
IBEX 35 Index Futures	3	July 2011	436,677	446,922	10,245
JGB Mini 10 Yr Futures	44	September 2011	7,707,474	7,712,912	5,438
MSCI EAFE E Mini Futures	143	September 2011	12,050,100	12,268,685	218,585
MSCI Emerging Market EMini Futures	37	September 2011	2,094,253	2,138,600	44,347
OMX 30 Index Futures	79	July 2011	1,386,976	1,392,604	5,628
S&P 500 E Mini Index Futures	2,854	September 2011	180,691,192	187,721,850	7,030,658
S&P TSE 60 Index Futures	28	September 2011	4,305,921	4,425,652	119,731

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Topix Index Futures	48	September 2011	4,800,727	5,065,027	264,300
U.S. T-Note 10 Yr Futures	66	September 2011	8,176,069	8,073,656	(102,413)
U.S. T-Note 2 Yr Futures	57	September 2011	12,515,953	12,502,594	(13,359)
UK Long Gilt Bond Futures	12	September 2011	2,336,187	2,314,018	(22,169)
Sold Contracts
U.S. T-Bond 30 Yr Futures	65	September 2011	8,054,711	7,997,031	57,680
U.S. T-Note 5 Yr Futures	19	September 2011	2,248,945	2,264,711	(15,766)

					$7,939,101

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Great British Pound settling 8/15/11	2,237	$3,657,405	$3,588,470	$(68,935)
New Zealand Dollar settling 9/15/11	650	530,256	535,929	5,673
Citibank N.A.:
Canadian Dollar settling 8/15/11	3,329	3,443,710	3,448,178	4,468
Swiss Franc settling 8/15/11	1,447	1,650,103	1,721,498	71,395
Deutsche Bank:
Norwegian Krone settling 9/15/11	4,791	891,100	883,935	(7,165)
Goldman Sachs International:
Australian Dollar settling 9/15/11	540	564,381	573,949	9,568
HSBC Securities Inc.:
Euro settling 9/15/11	539	788,295	780,048	(8,247)
Japanese Yen settling 9/15/11	47,464	592,086	589,811	(2,275)
Royal Bank of Scotland PLC:
Euro settling 8/15/11	632	906,288	915,446	9,158
New Zealand Dollar settling 9/15/11	595	459,578	490,581	31,003
Swedish Krona settling 9/15/11	5,508	891,276	867,165	(24,111)
Societe Generale:
Euro settling 8/15/11	2,968	4,251,541	4,299,118	47,577
Standard Chartered Bank:
Japanese Yen settling 8/15/11	201,602	2,501,095	2,504,734	3,639
State Street Bank and Trust Company:
Canadian Dollar settling 7/25/11	447	455,917	463,134	7,217
Euro settling 7/14/11	11,579	16,523,505	16,787,237	263,732
Euro settling 9/15/11	115	162,612	166,429	3,817
Great British Pound settling 8/09/11	820	1,342,069	1,315,495	(26,574)
Norwegian Krone settling 9/15/11	632	112,991	116,603	3,612
Swedish Krona settling 9/15/11	414	64,718	65,179	461
Swiss Franc settling 9/15/11	122	138,154	145,173	7,019
Swiss Franc settling 9/15/11	163	193,442	193,962	520
UBS AG:
Japanese Yen settling 9/15/11	43,778	541,726	544,007	2,281
Westpac Banking Corporation:
Australian Dollar settling 9/15/11	1,002	1,060,447	1,064,995	4,548

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Credit Suisse London Branch (GFX):
Canadian Dollar settling 9/15/11	540	$554,102	$558,902	$(4,800)
Deutsche Bank:
Great British Pound settling 9/15/11	234	378,951	375,228	3,723
HSBC Securities Inc.:
Canadian Dollar settling 9/15/11	1,014	1,038,801	1,049,493	(10,692)
Royal Bank of Scotland PLC:
Great British Pound settling 9/15/11	856	1,406,065	1,372,630	33,435
State Street Bank and Trust Company:
Canadian Dollar settling 7/25/11	553	570,447	573,371	(2,924)
Canadian Dollar settling 7/25/11	35,081	35,817,804	36,356,263	(538,459)
Danish Krone settling 8/18/11	9,756	1,888,242	1,894,823	(6,581)
Euro settling 7/14/11	570	821,478	826,889	(5,411)
Euro settling 7/14/11	429	613,962	622,109	(8,147)
Euro settling 7/14/11	554	793,668	802,836	(9,168)
Euro settling 7/14/11	449	635,738	650,902	(15,164)
Euro settling 7/14/11	841	1,200,565	1,219,890	(19,325)
Euro settling 7/14/11	2,841	4,090,087	4,118,799	(28,712)
Euro settling 7/14/11	6,940	9,800,319	10,061,089	(260,770)
Euro settling 7/14/11	129,088	185,154,705	187,149,957	(1,995,252)
Euro settling 9/15/11	57	82,140	82,491	(351)
Great British Pound settling 8/09/11	40,998	67,369,520	65,771,708	1,597,812
Great British Pound settling 8/09/11	10,027	16,194,099	16,085,232	108,867
Great British Pound settling 9/15/11	60	98,237	96,212	2,025
Japanese Yen settling 7/15/11	365,382	4,561,968	4,538,841	23,127
Japanese Yen settling 7/27/11	24,932	310,844	309,722	1,122
Japanese Yen settling 7/27/11	6,649,017	81,446,116	82,600,123	(1,154,007)
Mexican Peso settling 8/18/11	39,655	3,328,027	3,373,792	(45,765)
Mexican Peso settling 8/18/11	67,640	5,660,590	5,754,757	(94,167)
New Zealand Dollar settling 8/11/11	333	270,679	275,235	(4,556)
New Zealand Dollar settling 8/11/11	18,061	14,675,646	14,926,042	(250,396)
Norwegian Krone settling 8/18/11	14,157	2,572,839	2,616,886	(44,047)
South African Rand settling 8/19/11	73,912	10,816,816	10,860,285	(43,469)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	54,248	1-Month USD-LIBOR-BBA Plus a specified spread*	$24,148	4/16/12	Deutsche Bank AG	$666,101

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	FTSE EPRA/ NAREIT Developed Real Estate index	467	1-Month USD-LIBOR-BBA Plus a specified spread*	$1,401	7/16/12	UBS AG	$(37,834)

							$628,267

*	BBA - British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $29,192,864 or 3.1% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,307,141 and gross unrealized depreciation of investments was $(423,484), resulting in net unrealized appreciation of $36,883,657.
(e)	An amount of U.S. $14,746,697 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

Currency Abbreviations:

CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
ZAR	-	South African Rand

Glossary:

LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

28.5%	United States
13.2%	United Kingdom
12.9%	Japan
11.3%	Germany
7.4%	France
5.8%	Canada
5.1%	Netherlands
2.7%	Finland
2.3%	New Zealand
1.9%	Austria
1.6%	South Africa
1.3%	Mexico
1.2%	Australia
1.2%	Supranational
3.6%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio's country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Brazil, China, Denmark, Hong Kong, Italy, Norway, Singapore, South Korea, Sweden, Switzerland and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$465,847,545	$—	$465,847,545
Governments - Sovereign Agencies	—	50,668,755	—	50,668,755
Corporates - Investment Grades	—	37,790,395	—	37,790,395
Common Stocks
Equity:Other	4,170,200	10,798,691	—	14,968,891
Residential	5,119,915	529,481	—	5,649,396
Retail	4,067,126	1,219,489	—	5,286,615
Office	2,092,951	1,805,799	—	3,898,750
Lodging	1,670,410	812,390	—	2,482,800
Industrials	527,636	1,043,425	—	1,571,061
Mortgage Pass-Thru’s	—	13,513,414	—	13,513,414
Agencies	—	12,862,419	—	12,862,419
Investment Companies	—	10,997,844	—	10,997,844
Supranationals	—	7,613,959	—	7,613,959
Inflation-Linked Securities	—	7,190,590	—	7,190,590
Local Governments - Provincial Bonds	—	4,107,618	—	4,107,618
Short-Term Investments	267,629,901	—	—	267,629,901

Total Investments in Securities	285,278,139	626,801,814 +	—	912,079,953
Other Financial Instruments* :
Assets:
Futures Contracts	8,147,305	—	—	8,147,305
Forward Currency Exchange Contracts	—	2,245,799	—	2,245,799
Total Return Swap Contracts	—	666,101	—	666,101
Liabilities:
Futures Contracts	(208,204)	—	—	(208,204)
Forward Currency Exchange Contracts	—	(4,679,470)	—	(4,679,470)
Total Return Swap Contracts	—	(37,834)	—	(37,834)

Total	$293,217,240	$624,996,410	$—	$918,213,650

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.0%
Information Technology - 11.9%
Communications Equipment - 1.9%
HTC Corp.	187,000	$6,322,699
Juniper Networks, Inc. (a)	98,400	3,099,600
Motorola Solutions, Inc. (a)	145,926	6,718,433
Qualcomm, Inc.	343,000	19,478,970
Riverbed Technology, Inc. (a)	387,600	15,345,084

		50,964,786

Computers & Peripherals - 4.0%
Apple, Inc. (a)(b)	145,700	48,907,119
Dell, Inc. (a)(b)	934,700	15,581,449
EMC Corp. (a)(b)	596,800	16,441,840
Fujitsu Ltd.	344,000	1,966,268
Hewlett-Packard Co.	381,000	13,868,400
Lite-On Technology Corp.	552,089	728,756
Logitech International SA (a)	249,800	2,803,912
NetApp, Inc. (a)	71,800	3,789,604
Pegatron Corp. (a)	585,000	607,802
Toshiba Corp.	452,000	2,383,100
Wistron Corp.	609,213	1,085,974

		108,164,224

Electronic Equipment, Instruments & Components - 0.5%
AU Optronics Corp. (a)	4,343,000	2,978,058
AU Optronics Corp. (Sponsored ADR) (a)	62,000	426,560
Corning, Inc.	275,400	4,998,510
LG Display Co., Ltd. (ADR)	186,900	2,625,945
TE Connectivity Ltd.	85,200	3,131,952

		14,161,025

Internet Software & Services - 1.1%
Google, Inc.-Class A (a)(b)	54,000	27,344,520
Kakaku.com, Inc.	124	871,948
Telecity Group PLC (a)	161,179	1,432,928

		29,649,396

IT Services - 0.6%
Accenture PLC	233,400	14,102,028
International Business Machines Corp.	13,600	2,333,080

		16,435,108

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	81,000	676,551

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Semiconductor Engineering, Inc.	1,227,000	1,352,927
Broadcom Corp.-Class A (a)(b)	401,100	13,493,004
KLA-Tencor Corp.	18,900	765,072
Lam Research Corp. (a)	71,600	3,170,448
Marvell Technology Group Ltd. (a)	148,700	2,195,555
NVIDIA Corp. (a)	192,600	3,069,081
Samsung Electronics Co., Ltd. (GDR) (London) (c)	12,000	4,657,251

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	1,800	697,680
Sumco Corp. (a)	47,800	809,273
Trina Solar Ltd. (Sponsored ADR) (a)	156,100	3,499,762

		33,710,053

Software - 2.6%
Citrix Systems, Inc. (a)	235,900	18,872,000
Intuit, Inc. (a)	189,900	9,848,214
Microsoft Corp.	7,400	192,400
Oracle Corp.	782,700	25,758,657
Rovi Corp. (a)	103,600	5,942,496
SAP AG	102,600	6,220,460
Temenos Group AG (a)	111,689	3,444,760

		70,278,987

		324,040,130

Consumer Discretionary - 11.4%
Auto Components - 1.9%
BorgWarner, Inc. (a)	153,800	12,425,502
Bridgestone Corp.	134,100	3,089,734
Faurecia	15,700	673,296
GKN PLC	709,200	2,644,092
Johnson Controls, Inc.	408,200	17,005,612
Lear Corp.	142,700	7,631,596
Magna International, Inc.-Class A	55,200	2,984,789
NGK Spark Plug Co., Ltd.	48,000	663,239
Sumitomo Rubber Industries Ltd.	48,400	585,694
TRW Automotive Holdings Corp. (a)	64,000	3,777,920

		51,481,474

Automobiles - 1.0%
Ford Motor Co. (a)	450,000	6,205,500
General Motors Co. (a)	308,200	9,356,952
Mazda Motor Corp. (a)	30,000	79,056
Nissan Motor Co., Ltd.	404,700	4,253,078
Renault SA	67,100	3,981,066
Toyota Motor Corp.	91,000	3,747,306

		27,622,958

Distributors - 0.3%
Inchcape PLC	79,620	534,658
Li & Fung Ltd.	3,164,000	6,323,851

		6,858,509

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	101,400	2,158,401
Estacio Participacoes SA	260,500	3,338,352

		5,496,753

Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	656,200	1,369,561
Royal Caribbean Cruises Ltd. (a)	100,100	3,767,764
Shangri-La Asia Ltd.	532,833	1,310,861

Company	Shares	U.S. $ Value
Starbucks Corp.	266,400	10,520,136

		16,968,322

Household Durables - 0.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	193,300	1,841,778
MRV Engenharia e Participacoes SA	144,300	1,198,301
NVR, Inc. (a)	3,200	2,321,536
Sharp Corp.	333,000	3,038,967
Sony Corp.	77,900	2,055,411

		10,455,993

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	50,600	10,347,194
NetFlix, Inc. (a)	15,600	4,097,964
Rakuten, Inc.	774	801,109

		15,246,267

Media - 3.8%
Cablevision Systems Corp.	60,600	2,194,326
Comcast Corp.-Class A	957,300	24,257,982
DIRECTV (a)	183,600	9,330,552
Gannett Co., Inc.	141,800	2,030,576
Informa PLC	172,300	1,195,954
McGraw-Hill Cos., Inc. (The)	104,600	4,383,786
News Corp.-Class A	982,800	17,395,560
Time Warner Cable, Inc.-Class A (b)	169,400	13,219,976
Time Warner, Inc.	94,000	3,418,780
Viacom, Inc.-Class B	290,600	14,820,600
Vivendi SA	99,731	2,779,796
Walt Disney Co. (The)	232,500	9,076,800

		104,104,688

Multiline Retail - 0.3%
Don Quijote Co., Ltd.	37,000	1,286,718
Golden Eagle Retail Group Ltd.	390,000	995,966
Kohl’s Corp.	128,900	6,446,289

		8,728,973

Specialty Retail - 2.1%
Esprit Holdings Ltd.	388,900	1,215,119
Fast Retailing Co., Ltd.	20,000	3,234,565
GameStop Corp.-Class A (a)	127,900	3,411,093
Gap, Inc. (The)	330,300	5,978,430
Hennes & Mauritz AB-Class B	259,950	8,963,368
Inditex SA	55,681	5,073,304
Limited Brands, Inc.	260,000	9,997,000
Lowe’s Cos., Inc.	729,700	17,009,307
Ross Stores, Inc.	45,800	3,669,496

		58,551,682

Textiles, Apparel & Luxury Goods - 0.2%
Anta Sports Products Ltd.	568,000	1,016,806
Daphne International Holdings Ltd.	122,000	109,047
Polo Ralph Lauren Corp.-Class A	29,300	3,885,473
Ports Design Ltd.	443,906	1,053,898

Company	Shares	U.S. $ Value
Trinity Ltd.	742,000	749,418

		6,814,642

		312,330,261

Energy - 9.8%
Energy Equipment & Services - 2.6%
AMEC PLC	358,720	6,268,117
Cameron International Corp. (a)	19,400	975,626
Ensco PLC (Sponsored ADR)	171,300	9,130,290
FMC Technologies, Inc. (a)	88,500	3,963,915
Nabors Industries Ltd. (a)	224,300	5,526,752
Petrofac Ltd.	264,200	6,424,548
Rowan Cos., Inc. (a)	107,000	4,152,670
Saipem SpA	81,300	4,198,356
Schlumberger Ltd. (b)	283,800	24,520,320
Technip SA	38,415	4,117,760
Transocean Ltd./Switzerland	51,100	3,299,016

		72,577,370

Oil, Gas & Consumable Fuels - 7.2%
Afren PLC (a)	1,114,712	2,824,007
Anadarko Petroleum Corp.	94,200	7,230,792
Banpu PCL	26,200	612,189
BP PLC	438,400	3,227,936
China Petroleum & Chemical Corp.-Class H	2,096,000	2,133,069
ConocoPhillips (b)	329,900	24,805,181
Devon Energy Corp. (b)	252,900	19,931,049
ENI SpA	88,800	2,104,465
EOG Resources, Inc.	98,300	10,277,265
Gazprom OAO (Sponsored ADR) (a)	499,000	7,260,450
Hess Corp. (b)	180,700	13,509,132
JX Holdings, Inc.	269,300	1,811,323
Lukoil OAO (London) (Sponsored ADR)	53,250	3,394,687
Marathon Oil Corp.	426,700	22,478,556
Newfield Exploration Co. (a)	75,700	5,149,114
Nexen, Inc. (New York)	185,900	4,182,750
Nexen, Inc. (Toronto)	141,712	3,194,379
Noble Energy, Inc. (b)	229,500	20,570,085
NovaTek OAO (Sponsored GDR) (c)	4,900	676,690
Occidental Petroleum Corp.	91,400	9,509,256
OMV AG	42,800	1,869,778
Penn West Petroleum Ltd.	88,451	2,042,412
Petroleo Brasileiro SA (Sponsored ADR)	219,500	6,734,260
PTT PCL	110,100	1,200,439
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	195,400	6,938,396
Southwestern Energy Co. (a)	129,800	5,565,824
Suncor Energy, Inc. (New York)	73,600	2,877,760
Suncor Energy, Inc. (Toronto)	29,400	1,152,284
Tesoro Corp. (a)	124,500	2,852,295

		196,115,823

		268,693,193

Company	Shares	U.S. $ Value
Financials - 9.2%
Capital Markets - 0.9%
Deutsche Bank AG	32,300	1,906,362
Goldman Sachs Group, Inc. (The)	136,800	18,206,712
GP Investments Ltd. (BDR) (a)	476,800	1,842,248
UBS AG (a)	146,416	2,672,028

		24,627,350

Commercial Banks - 2.8%
Banco Bradesco SA (Preference Shares)	13,946	283,902
Banco do Brasil SA	153,169	2,748,598
Banco Santander Brasil SA (ADR)	202,769	2,374,788
Bank Central Asia Tbk PT	1,887,968	1,688,447
Bank of China Ltd.	3,461,968	1,698,974
Bank Rakyat Indonesia Persero Tbk PT	1,992,968	1,515,966
Barclays PLC	585,968	2,403,978
BB&T Corp.	75,169	2,018,368
BNP Paribas	80,828	6,237,343
Danske Bank A/S (a)	61,902	1,146,248
DnB NOR ASA	27,969	390,082
Fifth Third Bancorp	77,869	993,225
HSBC Holdings PLC	400,469	3,970,851
Itau Unibanco Holding SA (ADR)	189,919	4,473,322
KB Financial Group, Inc. (ADR)	54,769	2,619,440
KBC Groep NV	48,754	1,914,275
Komercni Banka AS	5,869	1,437,657
Lloyds Banking Group PLC (a)	3,765,768	2,959,293
Mitsubishi UFJ Financial Group, Inc.	72,769	354,779
National Australia Bank Ltd.	148,669	4,111,174
National Bank of Canada	20,169	1,638,285
Societe Generale SA	119,729	7,092,907
Standard Chartered PLC	155,469	4,084,623
Sumitomo Mitsui Financial Group, Inc.	58,069	1,791,495
Toronto-Dominion Bank (The)	10,269	873,383
Turkiye Garanti Bankasi AS	371,169	1,684,433
Turkiye Is Bankasi-Class C	673,668	2,067,851
Turkiye Vakiflar Bankasi Tao-Class D	503,168	1,137,760
UniCredit SpA	1,336,668	2,829,413
Wells Fargo & Co. (b)	338,938	9,512,340

		78,053,200

Diversified Financial Services - 3.1%
Citigroup, Inc.	649,400	27,041,016
CME Group, Inc.-Class A	6,800	1,982,812
ING Groep NV (a)	500,300	6,165,449
JPMorgan Chase & Co.	949,300	38,864,342
Moody’s Corp.	199,500	7,650,825
ORIX Corp.	22,540	2,192,506

		83,896,950

Insurance - 1.8%
Admiral Group PLC	140,437	3,745,120
Aegon NV (a)	405,600	2,763,767
AIA Group Ltd. (a)	1,059,600	3,695,339
Allianz SE	33,400	4,657,522
AON Corp.	32,402	1,662,223
Aviva PLC	344,200	2,422,838

Company	Shares	U.S. $ Value
Industrial Alliance Insurance & Financial Services, Inc.	17,312	719,800
MetLife, Inc.	266,400	11,686,968
Muenchener Rueckversicherungs AG	14,700	2,244,028
Prudential PLC	207,000	2,390,189
Travelers Cos., Inc. (The)	209,500	12,230,610

		48,218,404

Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd.	2,130,000	4,587,748
Evergrande Real Estate Group Ltd.	787,000	518,429
Hang Lung Group Ltd.	207,000	1,314,385
Hang Lung Properties Ltd.	1,805,000	7,444,788
Mitsubishi Estate Co., Ltd.	80,000	1,403,996
Mitsui Fudosan Co., Ltd.	81,000	1,395,054
New World Development Ltd.	491,000	745,446
Sumitomo Realty & Development Co., Ltd.	17,000	379,944

		17,789,790

		252,585,694

Industrials - 7.7%
Aerospace & Defense - 1.7%
BAE Systems PLC	519,600	2,658,096
Goodrich Corp.	80,800	7,716,400
Honeywell International, Inc.	69,400	4,135,546
Huntington Ingalls Industries, Inc. (a)	19,798	683,031
Northrop Grumman Corp.	295,800	20,513,730
Precision Castparts Corp.	23,900	3,935,135
Raytheon Co.	121,400	6,051,790

		45,693,728

Air Freight & Logistics - 0.7%
FedEx Corp.	17,700	1,678,845
Kuehne & Nagel International AG	9,327	1,417,004
United Parcel Service, Inc.-Class B	239,800	17,488,614

		20,584,463

Airlines - 0.2%
Delta Air Lines, Inc. (a)	627,000	5,749,590

Building Products - 0.1%
Asahi Glass Co., Ltd.	255,000	2,984,080

Commercial Services & Supplies - 0.3%
Aggreko PLC	164,800	5,105,917
Rentokil Initial PLC (a)	271,700	414,536
Serco Group PLC	323,274	2,867,614

		8,388,067

Construction & Engineering - 0.2%
Bouygues SA	96,200	4,230,315

Electrical Equipment - 0.7%
Cooper Industries PLC	127,807	7,626,244
Rockwell Automation, Inc.	72,400	6,281,424
Sumitomo Electric Industries Ltd.	221,000	3,223,426
Vestas Wind Systems A/S (a)	41,871	971,988

		18,103,082

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.4%
Bidvest Group Ltd.	62,200	1,385,451
Cookson Group PLC	211,900	2,289,107
Danaher Corp.	407,300	21,582,827
General Electric Co. (b)	366,200	6,906,532
Keppel Corp. Ltd.	468,400	4,237,919
SembCorp Industries Ltd.	205,000	834,807

		37,236,643

Machinery - 1.7%
Deere & Co.	22,700	1,871,615
Dover Corp.	48,500	3,288,300
Fanuc Corp.	5,600	936,449
Flowserve Corp.	109,900	12,076,911
Illinois Tool Works, Inc.	74,700	4,219,803
Ingersoll-Rand PLC	210,300	9,549,723
Komatsu Ltd.	39,300	1,227,069
Parker Hannifin Corp.	64,200	5,761,308
Stanley Black & Decker, Inc.	125,548	9,045,733

		47,976,911

Professional Services - 0.4%
Capita Group PLC (The)	686,800	7,888,140
Experian PLC	211,900	2,699,163

		10,587,303

Road & Rail - 0.1%
Firstgroup PLC	16,071	88,016
Globaltrans Investment PLC (Sponsored GDR) (c)	37,570	695,045
Nippon Express Co., Ltd.	186,000	753,694

		1,536,755

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	99,000	2,472,807
Mitsui & Co., Ltd.	71,500	1,236,244

		3,709,051

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	782,000	3,039,473

		209,819,461

Health Care - 7.4%
Biotechnology - 1.3%
Celgene Corp. (a)	233,400	14,078,688
Gilead Sciences, Inc. (a)(b)	398,200	16,489,462
Vertex Pharmaceuticals, Inc. (a)	71,600	3,722,484

		34,290,634

Health Care Equipment & Supplies - 0.1%
Covidien PLC	62,900	3,348,167

Health Care Providers & Services - 2.0%
Express Scripts, Inc.-Class A (a)	346,700	18,714,866
HCA Holdings, Inc. (a)	123,200	4,065,600
Health Net, Inc. (a)	142,500	4,572,825
UnitedHealth Group, Inc.	127,400	6,571,292

Company	Shares	U.S. $ Value
WellPoint, Inc. (b)	275,200	21,677,504

		55,602,087

Pharmaceuticals - 4.0%
Allergan, Inc.	144,400	12,021,300
Aspen Pharmacare Holdings Ltd. (a)	342,741	4,260,933
AstraZeneca PLC	132,800	6,637,515
AstraZeneca PLC (Sponsored ADR)	410,100	20,533,707
GlaxoSmithKline PLC	64,535	1,383,260
Johnson & Johnson	330,000	21,951,600
Novartis AG	82,480	5,054,961
Pfizer, Inc. (b)	1,489,300	30,679,580
Roche Holding AG	20,900	3,499,093
Sanofi	43,691	3,514,530

		109,536,479

		202,777,367

Materials - 5.5%
Chemicals - 3.3%
Agrium, Inc. (Toronto)	27,600	2,423,603
Air Water, Inc.	23,000	277,073
Clariant AG (a)	110,300	2,110,193
DIC Corp.	208,000	492,689
Dow Chemical Co. (The)	537,728	19,358,208
Huabao International Holdings Ltd.	1,462,000	1,332,046
Israel Chemicals Ltd.	596,000	9,511,034
K+S AG	140,900	10,819,472
Koninklijke DSM NV	35,700	2,316,803
LyondellBasell Industries NV	148,806	5,732,007
Monsanto Co.	342,600	24,852,204
Potash Corp. of Saskatchewan, Inc.	171,200	9,756,688
Ube Industries Ltd./Japan	227,000	683,415

		89,665,435

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	38,900	464,495

Metals & Mining - 2.2%
Alcoa, Inc.	362,500	5,749,250
Centamin Egypt Ltd. (a)	449,200	907,290
Cliffs Natural Resources, Inc.	30,900	2,856,705
Commercial Metals Co.	89,200	1,280,020
Dowa Holdings Co., Ltd.	171,000	1,061,290
Eurasian Natural Resources Corp. PLC	21,200	266,007
Freeport-McMoRan Copper & Gold, Inc.	105,200	5,565,080
Hindalco Industries Ltd. (GDR) (c)	76,280	308,087
JFE Holdings, Inc.	100,500	2,763,915
KGHM Polska Miedz SA (a)	26,500	1,903,290
New Gold, Inc. (a)	111,200	1,147,224
Newcrest Mining Ltd.	33,000	1,337,151
Reliance Steel & Aluminum Co.	34,152	1,695,647
Rio Tinto PLC	198,200	14,311,177
Steel Dynamics, Inc.	10,409	169,146
Tata Steel Ltd. (GDR) (c)	40,700	555,612
ThyssenKrupp AG	63,600	3,304,506
Vale SA (Sponsored ADR) (Local Preference Shares)	251,600	7,286,336

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR)-Class B	125,200	4,000,140
Xstrata PLC	192,311	4,235,726

		60,703,599

		150,833,529

Consumer Staples - 4.2%
Beverages - 0.6%
Anheuser-Busch InBev NV	135,610	7,870,448
Asahi Breweries Ltd.	64,000	1,289,185
Constellation Brands, Inc.-Class A (a)	316,500	6,589,530

		15,749,163

Food & Staples Retailing - 1.2%
BIM Birlesik Magazalar AS	19,800	643,531
Costco Wholesale Corp.	24,100	1,957,884
Delhaize Group SA	27,869	2,091,164
Koninklijke Ahold NV	81,700	1,098,478
Kroger Co. (The)	544,700	13,508,560
Olam International Ltd.	3,942,363	8,763,896
Safeway, Inc. (b)	82,100	1,918,677
Tesco PLC	589,600	3,809,394

		33,791,584

Food Products - 1.1%
Bunge Ltd.	154,500	10,652,775
General Mills, Inc.	128,500	4,782,770
Sara Lee Corp.	148,000	2,810,520
Smithfield Foods, Inc. (a)	237,183	5,187,192
Tyson Foods, Inc.-Class A	357,800	6,948,476

		30,381,733

Household Products - 0.2%
Procter & Gamble Co. (The)	100,900	6,414,213

Personal Products - 0.1%
Hypermarcas SA	201,600	1,898,901

Tobacco - 1.0%
Altria Group, Inc. (b)	443,900	11,723,399
British American Tobacco PLC	159,912	7,012,396
Imperial Tobacco Group PLC	68,700	2,287,193
Japan Tobacco, Inc.	1,633	6,303,496

		27,326,484

		115,562,078

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. (b)	758,100	23,811,921
CenturyLink, Inc.	215,200	8,700,536
Nippon Telegraph & Telephone Corp.	76,100	3,670,442
Telecom Italia SpA (ordinary shares)	3,476,500	4,835,775
Telenor ASA	73,200	1,197,939
Telstra Corp. Ltd.	279,500	868,514

		43,085,127

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	1,187,900	6,402,781

Company	Shares	U.S. $ Value
Vodafone Group PLC	1,809,900	4,799,204
Vodafone Group PLC (Sponsored ADR)	164,600	4,398,112

		15,600,097

		58,685,224

Utilities - 0.7%
Electric Utilities - 0.3%
E.ON AG	163,700	4,653,071
EDP-Energias de Portugal SA	448,600	1,592,009
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)	20,000	433,922
Tokyo Electric Power Co., Inc. (The)	234,600	949,695

		7,628,697

Gas Utilities - 0.1%
Gas Natural SDG SA	96,000	2,010,738
Tokyo Gas Co., Ltd.	71,000	320,449

		2,331,187

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	57,700	2,190,292

Multi-Utilities - 0.2%
DTE Energy Co.	128,100	6,407,562

		18,557,738

Total Common Stocks (cost $1,738,336,084)		1,913,884,675

WARRANTS - 1.3%
Industrials - 0.6%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd., Deutsche Bank AG London (a)(c)	107,100	4,374,853
Larsen & Toubro Ltd., Merrill Lynch Intl & Co. (a)(c)	39,100	1,597,169
Samsung Engineering Co., Ltd., Macquarie Bank Ltd. (a)	17,520	4,189,815

		10,161,837

Electrical Equipment - 0.1%
AU Optronics Corp., Credit Suisse/Nassau (a)	387,300	263,635
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA (a)(c)	67,700	3,105,142

		3,368,777

Machinery - 0.1%
Jain Irrigation Systems Ltd., Deutsche Bank AG London (a)(c)	151,855	580,769
Jain Irrigation Systems Ltd., Merrill Lynch Intl & Co. (a)	487,597	1,864,815

		2,445,584

		15,976,198

Company	Shares	U.S. $ Value
Financials - 0.5%
Commercial Banks - 0.1%
Hana Financial Group, Inc., Deutsche Bank AG London (a)(c)	62,500	2,186,300
Punjab National Bank Ltd., Merrill Lynch Intl & Co. (a)(c)	20,700	505,484

		2,691,784

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co. (a)(c)	282,400	3,897,713

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp., Deutsche Bank AG London (a)(c)	449,700	7,077,928

		13,667,425

Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Educomp Solutions Ltd., Deutsche Bank AG (a)(c)	156,034	1,370,634

Household Durables - 0.1%
LG Electronics, Inc., Deutsche Bank AG London (a)(c)	31,200	2,425,659

		3,796,293

Materials - 0.1%
Metals & Mining - 0.1%
Steel Authority of India Ltd., Merrill Lynch Intl & Co. (a)(c)	206,775	637,198
Tata Steel Ltd., Merrill Lynch Intl & Co. (a)(c)	145,500	1,984,896

		2,622,094

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Powertech Technology, Inc., Deutsche Bank AG London (a)(c)	216,300	724,129

Total Warrants (cost $37,768,389)		36,786,139

INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7%
Vanguard MSCI Emerging Markets ETF	402,000	19,545,240

SHORT-TERM INVESTMENTS - 27.1%
Investment Companies - 27.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (d) (cost $740,551,691)	740,551,691	740,551,691

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bill - 0.0%
U.S. Treasury Bill 0.01%, 8/04/11 (cost $999,843)	$1,000	999,843

Total Investments - 99.1% (cost $2,537,373,304) (e)		2,711,767,588
Other assets less liabilities - 0.9%		24,497,934

Net Assets - 100.0%		$2,736,265,522

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	43	September 2011	$5,209,346	$5,304,915	$95,569
Euro STOXX 50 Index Futures	590	September 2011	23,837,811	24,367,155	529,344
FTSE 100 Index Futures	131	September 2011	12,135,787	12,409,922	274,135
FTSE MIB Index Futures	7	September 2011	1,029,031	1,025,916	(3,115)
Hang Seng Index Futures	14	July 2011	1,959,347	2,017,503	58,156
IBEX 35 Index Futures	9	July 2011	1,310,032	1,340,765	30,733
OMX 30 Index Futures	175	July 2011	3,072,416	3,084,882	12,466
S&P 500 E Mini Index Futures	4,653	September 2011	294,588,689	306,051,075	11,462,386
S&P TSE 60 Index Futures	41	September 2011	6,305,098	6,480,419	175,321
Topix Index Futures	111	September 2011	11,101,682	11,712,875	611,193
U.S. T-Note 2 Yr Futures	590	September 2011	129,552,084	129,412,812	(139,272)
U.S. T-Note 10 Yr Futures	1,334	September 2011	165,257,940	163,185,719	(2,072,221)

					$11,034,695

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 8/15/11	417,212	$5,082,962	$5,183,506	$100,544
BNP Paribas SA:
Australian Dollar settling 8/15/11	4,256	4,533,300	4,541,179	7,879
Great British Pound settling 8/15/11	2,773	4,533,744	4,448,291	(85,453)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Canadian Imperial Bank of Commerce:
Swiss Franc settling 8/15/11	5,760	$6,535,532	$6,852,681	$317,149
Citibank N.A:
Australian Dollar settling 8/15/11	2,749	2,875,674	2,933,200	57,526
Canadian Dollar settling 8/15/11	2,359	2,440,286	2,443,452	3,166
Swiss Franc settling 8/15/11	1,838	2,095,985	2,186,672	90,687
Deutsche Bank AG London:
Euro settling 8/15/11	14,351	20,626,405	20,787,280	160,875
Swedish Krona settling 8/15/11	155,533	24,729,779	24,531,170	(198,609)
Swiss Franc settling 8/15/11	3,780	4,518,666	4,497,072	(21,594)
Morgan Stanley And Co Inc:
New Zealand Dollar settling 8/15/11	9,933	8,064,603	8,206,833	142,230
Swiss Franc settling 8/15/11	4,218	4,795,689	5,018,162	222,473
Royal Bank of Canada:
Norwegian Krone settling 8/15/11	97,142	17,532,125	17,959,518	427,393
Societe Generale:
Euro settling 8/15/11	4,117	5,897,437	5,963,433	65,996
Standard Charted Bank:
Japanese Yen settling 8/15/11	387,474	4,807,042	4,814,036	6,994
UBS AG:
New Zealand Dollar settling 8/15/11	4,095	3,216,344	3,383,366	167,022
Westpac Banking Corp:
Australian Dollar settling 8/15/11	2,748	2,859,129	2,932,133	73,004
Australian Dollar settling 8/15/11	10,226	10,849,172	10,911,205	62,033
Australian Dollar settling 8/15/11	1,642	1,742,063	1,752,024	9,961
Sale Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	28,096	45,935,836	45,070,030	865,806
Great British Pound settling 8/15/11	2,437	3,972,359	3,909,299	63,060
Citibank N.A:
Canadian Dollar settling 8/15/11	16,557	17,127,518	17,149,738	(22,220)
Great British Pound settling 8/15/11	6,113	10,033,175	9,806,132	227,043
Japanese Yen settling 8/15/11	417,212	5,019,303	5,183,505	(164,202)
Credit Suisse London Branch (GFX):
Euro settling 8/15/11	3,852	5,423,655	5,579,584	(155,929)
Deutsche Bank AG London:
Euro settling 8/15/11	10,499	15,295,888	15,207,697	88,191
Great British Pound settling 8/15/11	2,424	3,938,806	3,888,445	50,361
HSBC BankUSA:
Japanese Yen settling 8/15/11	387,474	4,834,602	4,814,036	20,566
Japanese Yen settling 8/15/11	57,552	718,089	715,034	3,055
Royal Bank of Scotland PLC:
Euro settling 8/15/11	2,448	3,510,432	3,545,904	(35,472)
Euro settling 8/15/11	4,117	5,903,778	5,963,434	(59,656)
Swiss Franc settling 8/15/11	5,760	6,445,260	6,852,682	(407,422)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	91,571	1-Month USD-LIBOR-BBA Plus a specified spread*	$38,442	11/15/11	JPMorgan Chase Bank, N.A.	$3,328,870
Receive	MSCI Daily TR Gross EAFE	42,182	1-Month USD-LIBOR-BBA Plus a specified spread*	18,000	11/14/11	JPMorgan Chase Bank, N.A.	1,241,933

							$4,570,803

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $66,843,030.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $38,058,239 or 1.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $216,800,047 and gross unrealized depreciation of investments was $(42,405,763), resulting in net unrealized appreciation of $174,394,284.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

67.8%	United States
8.0%	United Kingdom
3.5%	Japan
2.1%	Brazil
1.7%	Germany
1.7%	Canada
1.7%	France
1.4%	India
1.2%	Switzerland
1.2%	Hong Kong
1.0%	China
1.0%	South Korea
0.7%	Ireland
7.0%	Other

100.0%	Total Investments

*	All data are as of June 30, 2011. The Portfolio's country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Austria, Belgium, Czech Republic, Denmark, Indonesia, Israel, Italy, Netherlands, Norway, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Information Technology	$284,999,783	$39,040,347		$—	$324,040,130
Consumer Discretionary	258,468,691	53,861,570		—	312,330,261
Energy	214,307,673	53,185,081		1,200,439	268,693,193
Financials	149,423,207	103,162,487		—	252,585,694
Industrials	156,858,146	52,961,315		—	209,819,461
Health Care	178,427,075	24,350,292		—	202,777,367
Materials	94,068,003	56,765,526		—	150,833,529
Consumer Staples	75,036,428	40,525,650		—	115,562,078
Telecommunication Services	43,313,350	15,371,874		—	58,685,224
Utilities	9,031,776	9,525,962		—	18,557,738
Warrants	—	36,786,139		—	36,786,139
Investment Companies	—	19,545,240		—	19,545,240
Short-Term Investments
Investment Companies	740,551,691	—		—	740,551,691
U.S. Treasury Bill	—	999,843		—	999,843

Total Investments in Securities	2,204,485,823	506,081,326	+	1,200,439	2,711,767,588
Other Financial Instruments* :
Assets
Futures Contracts	13,249,303	—		—	13,249,303
Forward Currency Exchange Contracts	—	3,233,014		—	3,233,014
Total Return Swap Contracts	—	4,570,803		—	4,570,803
Liabilities
Futures Contracts	(2,214,608)	—		—	(2,214,608)
Forward Currency Exchange Contracts	—	(1,150,557)		—	(1,150,557)

Total	$2,215,520,518	$512,734,586		$1,200,439	$2,729,455,543

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Warrants	Total
Balance as of 9/30/10	$—	$18,399,340	$18,399,340
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	(22,087)	(22,087)
Change in unrealized appreciation/depreciation	—	(2,740,014)	(2,740,014)
Purchases	—	15,924,285	15,924,285
Sales	—	(3,493,512)	(3,493,512)
Transfers in to Level 3	1,200,439	—	1,200,439
Transfers out of Level 3	—	(28,068,012)	(28,068,012)

Balance as of 6/30/11	$1,200,439	$—	$1,200,439

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—	$—

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.4%
Long-Term Municipal Bonds - 61.8%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,817,008
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	3,850,203

		7,667,211

Arizona - 1.1%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/24	5,305	5,575,290
Pima Cnty AZ Swr
AGM
5.00%, 7/01/18-7/01/19	10,035	11,258,158

		16,833,448

Arkansas - 0.9%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	12,275	12,755,566

California - 3.7%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	15,815	17,075,139
Series 2010L
5.00%, 5/01/17	7,675	8,942,910
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	8,470	9,241,109
Series 2009A
5.25%, 7/01/21	7,255	8,339,913
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	4,125	4,358,269
Series 2009
5.00%, 6/15/13	4,410	4,743,925
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,061,818
Series C
5.00%, 5/01/19	730	803,255
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	763,885

		55,330,223

Colorado - 1.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	13,135	14,364,567
5.50%, 11/15/19	4,375	4,840,412
Series 2010 A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/23	300	321,759
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	3,025,363
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	1,992,800
5.125%, 1/15/23	2,000	1,944,880

		26,489,781

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,989,426

Florida - 7.9%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,266,605
Broward Cnty FL Sch Brd COP
5.00%, 7/01/20	7,250	7,753,150
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,070,381
Series 2010A
5.00%, 6/01/13-6/01/16	16,485	17,432,591
NPFGC Series A
5.00%, 3/01/15	80	85,066
Florida Brd of Ed Lottery
4.00%, 7/01/12	12,410	12,842,985
5.00%, 7/01/13	12,825	13,865,749
Series 2010 C
5.00%, 7/01/16	300	340,524
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	6,014,322
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	2,665	2,889,686
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,649,864
Jacksonville FL Sales Tax
5.00%, 10/01/21 (a)	2,500	2,679,925
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	17,256,293
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.50%, 10/01/18-10/01/19	7,425	8,138,257
Miami-Dade Cnty FL Sch Brd COP
Series 2011A
5.00%, 5/01/31	6,675	7,203,927
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	1,775	1,766,906

	Principal Amount (000)	U.S. $ Value
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Pre-refunded/ETM)	660	668,996
Tampa FL Solid Wst Sys
4.00%, 10/01/12	3,840	3,929,434
AGM
4.00%, 10/01/13	1,070	1,112,961

		117,967,622

Georgia - 1.5%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	9,884,245
Monroe Cnty GA Dev Auth (Oglethorpe Power Corp.)
2.50%, 1/01/38	11,845	11,900,434

		21,784,679

Hawaii - 0.1%
Hawaii GO
AGM Series 2002CY
5.75%, 2/01/13	1,875	2,026,219

Illinois - 4.4%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	1,832,053
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,125,275
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,439,260
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,289,379
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,296,103
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,729,912
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/21	4,685	4,777,669
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	1,645	1,627,415
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,458,200
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	2,055	2,059,891
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,765	1,765,141
Illinois GO
Series 2007 B
5.00%, 1/01/13	805	845,524

	Principal Amount (000)	U.S. $ Value
Series 2010
5.00%, 1/01/18	160	173,432
AMBAC
5.00%, 11/01/15	6,905	7,586,592
NPFGC
5.375%, 4/01/16	3,540	3,929,931
Illinois Sales Tax
5.00%, 6/15/13-6/15/18	14,755	16,234,668

		66,170,445

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	2,125	1,214,480

Kentucky - 0.1%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 11/01/13	1,830	1,968,677

Louisiana - 0.7%
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	10,947,556

Massachusetts - 3.5%
Boston MA GO
4.00%, 4/01/13	2,825	2,997,720
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,985,143
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,850,039
Massachusetts GO
5.25%, 1/01/17 (Pre-refunded/ETM)	1,475	1,577,926
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	1,640	1,744,780
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	1,530	1,611,320
Series 2011A
5.00%, 4/01/25	8,750	9,657,287
AGM
5.25%, 11/01/30 (Pre-refunded/ETM)	3,290	3,500,198
Massachusetts Port Auth
Series 2010E
5.00%, 7/01/13	2,000	2,117,860
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant)
5.00%, 6/15/13	14,090	15,307,799

		52,350,072

Michigan - 1.4%
Michigan Finance Auth (Michigan State Aid Notes)
Series 2010D-2
2.00%, 8/22/11	9,500	9,521,945

	Principal Amount (000)	U.S. $ Value
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,830,451
Series 2010C
5.00%, 12/01/13	3,410	3,633,867

		20,986,263

Minnesota – 2.4%
Minnesota GO
5.00%, 8/01/12	20,000	21,020,600
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010 C
4.00%, 3/01/13	7,020	7,404,766
Series 2010A
5.00%, 3/01/13	2,400	2,570,088
Series 2010C
4.00%, 3/01/12	5,380	5,514,393

		36,509,847

Mississippi – 1.3%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	19,975,101

Missouri – 1.3%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	19,334,077

Nevada – 0.9%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	1,010	1,076,143
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,539,743
Clark Cnty NV SD GO (Natl Jewish Fed Bd Prog)
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	229,253
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,350,819

		13,195,958

New Jersey – 4.2%
Hudson Cnty NJ Impt Auth (Hudson Cnty NJ GO)
Series 2010B
5.00%, 1/01/13	15,275	16,097,253
New Jersey ED Fac Auth (Princeton Univ)
Series 2010B
5.00%, 7/01/12	4,525	4,736,091

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	255	255,000
New Jersey EDA (New Jersey Lease Sch Fac)
5.00%, 3/01/17	1,510	1,660,940
Series 2010DD-1
5.00%, 12/15/17	4,685	5,169,429
Series 2011EE
5.00%, 9/01/18	4,940	5,431,332
5.25%, 9/01/19	2,630	2,900,890
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,098,851
New Jersey Env Infra Trust
3.00%, 9/01/12	2,230	2,298,193
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	11,070	11,705,640
Tobacco Settlement Fin Corp. NJ
5.00%, 6/01/15 (Pre-refunded/ETM)	7,355	7,670,530
6.00%, 6/01/37 (Pre-refunded/ETM)	3,500	3,681,685

		63,705,834

New York - 2.5%
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	21,250,251
New York NY Trnsl Fin Auth
Series 02A
5.50%, 11/01/26 (c)	3,875	3,936,729
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/12	7,010	7,163,519
New York St Loc Gov Asst Corp.
5.00%, 4/01/12	4,255	4,401,585

		36,752,084

North Carolina - 2.0%
Charlotte NC COP (Charlotte NC COP Equip Acq)
Series A
5.00%, 6/01/12	4,095	4,261,503
North Carolina GO
Series 2010B
5.00%, 6/01/12	18,345	19,137,137
Wake Cnty NC GO
5.00%, 4/01/12	6,635	6,870,609

		30,269,249

Ohio - 0.9%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,286,650
Columbus OH GO
4.00%, 6/01/13	4,875	5,195,775
Toledo OH City Svcs Spl Assmt Notes

	Principal Amount (000)	U.S. $ Value
Series 2010
4.125%, 12/01/12	4,450	4,569,483

		13,051,908

Oregon - 0.6%
Oregon Dept of Admin Svc COP (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	6,690,878
Portland OR Swr Sys
4.00%, 3/01/13	2,445	2,583,167

		9,274,045

Pennsylvania - 3.6%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,190,426
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	5,475	5,582,036
Pennsylvania GO
5.00%, 3/01/17	2,890	3,376,416
Series 2006
5.00%, 3/01/13	1,245	1,338,163
Series 2010A
5.00%, 5/01/13	5,130	5,549,532
NPFGC-RE
5.00%, 7/01/13	16,560	18,034,337
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	8,118,220
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,505,822
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,759,825

		54,454,777

Puerto Rico - 2.0%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	9,217,260
Series 2010ZZ
5.00%, 7/01/17	1,305	1,419,435
5.25%, 7/01/19	4,000	4,296,480
Series W
5.50%, 7/01/17	3,240	3,609,425
Puerto Rico GO
Series A
5.00%, 7/01/30	2,450	2,510,981
NPFGC
6.00%, 7/01/14	6,210	6,773,557
XLCA
5.50%, 7/01/17	1,010	1,092,729
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2003AA
5.50%, 7/01/17	1,380	1,493,036

		30,412,903

South Carolina - 0.2%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13	2,500	2,663,275

Tennessee - 0.5%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	1,575	1,638,851
5.00%, 7/01/15-7/01/16	5,985	6,521,062

		8,159,913

Texas - 4.0%
Dallas TX ISD GO
4.00%, 2/15/13	1,500	1,579,770
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,011,202
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	210	230,492
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
3.00%, 7/01/11	850	850,000
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,266,792
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	732,914
Texas PFA (Texas Workforce Commission)
Series 2010B
5.00%, 1/01/20	27,580	29,456,267
Texas St Univ Sys
Series 2010B
5.00%, 3/15/13	1,000	1,074,640
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (d)	8,170	8,218,612
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,153,574

		60,574,263

Virginia - 1.3%
Fairfax Cnty VA GO
Series 2008A
4.50%, 4/01/12	4,455	4,595,823
Virginia College Bldg Auth
Series 2008A
5.00%, 2/01/13	4,130	4,422,858

	Principal Amount (000)	U.S. $ Value
Series F-1
5.00%, 2/01/13	1,725	1,847,320
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
5.00%, 8/01/13	5,660	6,173,871
Virginia Pub Sch Auth (Virginia Lease Sch Fac)
Series 2009C
5.00%, 8/01/13	2,550	2,781,515

		19,821,387

Washington - 4.9%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	8,634,718
Series 2011B
5.50%, 7/01/23	5,540	6,117,711
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	12,758,958
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/13	2,130	2,315,651
Series 2011A
5.00%, 7/01/23	11,390	12,860,335
Series 2012A
5.00%, 7/01/13 (a)	3,750	3,922,088
Port of Seattle WA
5.00%, 2/01/20	4,430	4,725,437
Series 2010C
5.00%, 2/01/22	5,490	5,723,051
Port of Seattle WA PFC (Port of Seattle WA)
Series 2010B
5.00%, 12/01/13	4,370	4,678,129
Seattle WA GO
Series 2010
4.00%, 8/01/12	1,250	1,298,525
Snohomish Cnty WA PUD #1
Series 2010A
5.00%, 12/01/19	5,415	6,240,029
Washington St GO
Series 2010 E
5.00%, 2/01/13	1,065	1,139,997
Series 2010R-2011C
5.00%, 7/01/13	3,325	3,616,170

		74,030,799

Wisconsin - 0.8%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	1,210	1,271,105
6.125%, 6/01/27 (Pre-refunded/ETM)	735	772,948
6.375%, 6/01/32 (Pre-refunded/ETM)	1,640	1,728,363
7.00%, 6/01/28 (Pre-refunded/ETM)	6,000	6,357,060
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/13	1,000	1,071,720

		11,201,196

Total Long-Term Municipal Bonds (cost $917,719,865)		928,868,284

Short-Term Municipal Notes - 2.6%
California - 0.2%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
0.02%, 10/01/47 (e)	2,500	2,500,000

Colorado - 0.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.05%, 2/01/35-2/01/38 (e)	2,375	2,375,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.06%, 10/01/38 (e)	1,200	1,200,000

		3,575,000

Illinois - 0.1%
Chicago IL Brd of Ed GO
Series 2010A
0.05%, 3/01/35 (e)	1,300	1,300,000

Iowa - 0.0%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009E
0.04%, 7/01/39 (e)	100	100,000

Kansas - 0.0%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B-2
0.03%, 11/15/39 (e)	100	100,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.04%, 8/01/37 (e)	1,155	1,155,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.03%, 8/15/38 (e)	1,200	1,200,000

		2,355,000

Mississippi - 1.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.03%, 11/01/35 (e)	20,000	20,000,000
Series 2009 B
0.03%, 12/01/30 (e)	5,100	5,100,000
Series 2009E

	Principal Amount (000)	U.S. $ Value
0.03%, 12/01/30 (e)	3,200	3,200,000

		28,300,000

South Dakota - 0.1%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.07%, 9/01/27 (e)	795	795,000

Total Short-Term Municipal Notes (cost $39,025,000)		39,025,000

Total Municipal Obligations (cost $956,744,865)		967,893,284

AGENCIES - 0.9%
Other - 0.9%
Federal Home Loan Banks 2.25%, 4/13/12 (cost $12,840,799)	12,675	12,867,749

Company	Shares
INVESTMENT COMPANIES - 1.2%
Vanguard MSCI Emerging Markets ETF (cost $17,123,349)	364,300	17,712,266

SHORT-TERM INVESTMENTS - 31.1%
Investment Companies - 31.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (f) (cost $466,796,734)	466,796,734	466,796,734

Total Investments - 97.6% (cost $1,453,505,747) (g)		1,465,270,033
Other assets less liabilities - 2.4% (h)		36,757,732

Net Assets - 100.0%		$1,502,027,765

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	25	September 2011	$3,028,690	$3,084,253	$55,563
Euro STOXX 50 Index Futures	300	September 2011	12,120,921	12,390,079	269,158
FTSE 100 Index Futures	73	September 2011	6,762,691	6,915,453	152,762
FTSE MIB Index Futures	5	September 2011	735,022	732,797	(2,225)
Hang Seng Index Futures	12	July 2011	1,679,440	1,729,288	49,848

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
MSCI EAFE E Mini Futures	210	September 2011	$17,695,950	$18,016,950	$321,000
OMX 30 Index Futures	103	July 2011	1,808,337	1,815,674	7,337
S&P 500 E Mini Index Futures	5,521	September 2011	349,543,123	363,143,775	13,600,652
S&P TSE 60 Index Futures	37	September 2011	5,689,966	5,848,183	158,217
Topix Index Futures	62	September 2011	6,200,940	6,542,327	341,387
U.S. T-Note 5 Yr Futures	44	September 2011	5,278,011	5,244,594	(33,417)
Sold Contracts
U.S. T-Note 2 Yr Futures	39	September 2011	8,531,184	8,554,406	(23,222)
U.S. T-Note 10 Yr Futures	104	September 2011	12,648,825	12,722,125	(73,300)

					$14,823,760

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	1,435	$2,346,168	$2,301,947	$(44,221)
Citibank N.A.:
Canadian Dollar settling 8/15/11	3,897	4,031,282	4,036,512	5,230
Swiss Franc settling 8/15/11	422	481,233	502,054	20,821
Societe Generale:
Euro settling 8/15/11	2,999	4,295,948	4,344,022	48,074
Standard Chartered Bank:
Japanese Yen settling 8/15/11	225,395	2,796,273	2,800,342	4,069
State Street Bank and Trust Co.:
Great British Pound settling 8/15/11	1,377	2,234,265	2,208,906	(25,359)
Swiss Franc settling 8/15/11	1,211	1,438,533	1,440,729	2,196
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	1,206	1,279,494	1,286,810	7,316

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	10,254	1-Month USD-LIBOR-BBA Plus a specified spread*	$4,305	11/15/11	JPMorgan Chase Bank, N.A.	$372,762
Receive	MSCI Daily TR Gross EAFE	69,354	1-Month USD-LIBOR-BBA Plus a specified spread*	29,700	11/15/11	JPMorgan Chase Bank, N.A.	1,927,278

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	15,618	1-Month USD-LIBOR-BBA Plus a specified spread*	$6,952	7/16/12	Goldman Sachs International	$190,767
Receive	MSCI Daily TR Gross EAFE	63,642	1-Month USD-LIBOR-BBA Plus a specified spread*	27,100	4/16/12	Deutsche Bank AG	1,991,495

							$4,482,302

*	BBA - British Bankers’ Association

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $1,766,906 or 0.1% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(d)	Variable rate coupon, rate shown as of June 30, 2011.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,194,772 and gross unrealized depreciation of investments was $(1,430,486), resulting in net unrealized appreciation of $11,764,286.
(h)	An amount of U.S. $25,932,748 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

As of June 30, 2011, the Fund held 8.4% of net assets in insured bonds (of this amount 3.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge

PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$928,868,284	$—	$928,868,284
Short-Term Municipal Notes	—	39,025,000	—	39,025,000
Agencies	—	12,867,749	—	12,867,749
Investment Companies	—	17,712,266	—	17,712,266
Short-Term Investments	466,796,734	—	—	466,796,734

Total Investments in Securities	466,796,734	998,473,299	—	1,465,270,033
Other Financial Instruments* :
Assets
Futures Contracts	14,955,924	—	—	14,955,924
Forward Currency Exchange Contracts	—	87,706	—	87,706
Total Return Swap Contracts	—	4,482,302	—	4,482,302
Liabilities
Futures Contracts	(132,164)	—	—	(132,164)
Forward Currency Exchange Contracts	—	(69,580)	—	(69,580)

Total	$481,620,494	$1,002,973,727	$—	$1,484,594,221

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 63.6%
Long-Term Municipal Bonds - 57.0%
California - 42.5%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	$3,240	$3,498,163
Series 2010L
5.00%, 5/01/17	5,410	6,303,732
AMBAC
5.50%, 5/01/13	1,010	1,060,611
AMBAC Series 2002A
5.50%, 5/01/15 (Pre-refunded/ETM)	6,575	6,926,368
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	1,670	1,822,037
Series 2009 A
5.00%, 7/01/17	2,115	2,479,097
Series A
5.00%, 7/01/20	2,600	2,976,766
5.25%, 7/01/12	3,595	3,764,972
AGM Series 2004A
5.25%, 7/01/13	1,930	2,105,707
California GO
NPFGC-RE
5.00%, 11/01/23	3,200	3,364,192
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,789,938
California Pub Wks Brd (Univ of California Lease)
Series 2010C1
5.00%, 3/01/21	1,500	1,631,610
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,925	4,222,201
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,161,239
Contra Costa CA Wtr Dist
Series 2011P
4.00%, 10/01/13(a)	3,715	4,002,875
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	1,005	1,100,596
6.25%, 6/01/33 (Pre-refunded/ETM)	6,345	6,899,807
6.75%, 6/01/39 (Pre-refunded/ETM)	6,050	6,754,099
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	840	917,918
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,212,280
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	3,890,679
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 5/15/23-5/15/25	5,125	5,575,672
Los Angeles CA Harbor Dept
5.00%, 8/01/19(a)	1,500	1,661,400
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,145,660
Los Angeles CA USD COP
5.00%, 12/01/13	3,205	3,416,947
AMBAC Series 2007A
5.00%, 10/01/16	105	115,744
Los Angeles CA USD GO
Series 2009 KRY
4.00%, 7/01/12	1,300	1,346,670
Series 2010 KRY
5.25%, 7/01/25	160	171,970
AGM
5.00%, 7/01/23 (Pre-refunded/ETM)	3,500	3,818,920
AGM Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	1,100	1,205,666
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010D
5.25%, 5/15/28	4,145	4,391,586
Sacramento CA USD GO
5.00%, 7/01/25	2,380	2,520,039
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21-5/15/22	7,310	8,173,896
San Francisco CA Bay Area Rapid Transit (San Francisco CA City/Cnty Sales Tax)
5.00%, 7/01/27	2,000	2,143,480
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
4.00%, 5/01/13	3,000	3,135,180
Series 2009C-2
5.00%, 5/01/25	500	517,960
Series 2011B
4.00%, 5/01/13	1,660	1,747,698
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	758,268
San Francisco City/Cnty CA Pub Util Wtr
AGM Series 2006A
5.00%, 11/01/13	3,245	3,570,993
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	9,487,072
Southern CA Pub Pwr Auth
4.00%, 7/01/13	3,285	3,509,924
5.00%, 7/01/13-7/01/23	7,705	8,442,761
Univ of California
5.00%, 5/15/18	2,555	2,944,765

		151,687,158

Colorado - 0.3%
Regional Trnsp Dist CO (Denver Transit Partners)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/22	1,150	1,116,788

Florida - 1.6%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	3,080	3,249,001
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	171,805
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,661,415
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	445	442,971

		5,525,192

Georgia - 1.3%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	4,500	4,521,060

Illinois - 1.9%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	4,793,178
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	490	484,762
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	486,777
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	505	506,202
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	440	440,035
Illinois GO
Series 2010
5.00%, 1/01/18	160	173,432

		6,884,386

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
0.01%, 6/01/21	600	342,912

Massachusetts - 2.5%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,090	8,928,852

New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)

	Principal Amount (000)	U.S. $ Value
AGM Series 2005D-3
5.00%, 1/01/26	2,735	2,892,044

Pennsylvania - 0.4%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,335	1,361,099

Puerto Rico - 4.1%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	1,251,959
Series 2010AAA
5.25%, 7/01/21	2,400	2,520,960
Series 2010ZZ
5.25%, 7/01/22	1,215	1,259,906
Puerto Rico GO
Series A
5.00%, 7/01/30	1,000	1,024,890
NPFGC
6.00%, 7/01/14	1,000	1,090,750
6.50%, 7/01/15	2,860	3,200,340
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	100	104,014
Puerto Rico Pub Bldgs Auth
5.375%, 7/01/33 (Pre-refunded/ETM)	4,110	4,310,609

		14,763,428

Texas - 0.6%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (c)	2,010	2,021,960

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,613,562

Wisconsin - 0.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	680	716,638

Total Long-Term Municipal Bonds (cost $201,018,863)		203,375,079

Short-Term Municipal Notes - 6.6%
California - 6.3%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009 C
0.03%, 7/01/23 (d)	2,000	2,000,000
California GO
Series 2009 A
0.03%, 5/01/33 (d)	2,000	2,000,000
California Hlth Fac Fin Auth (Adventist Health Sys/ West)
Series 2009B
0.03%, 9/01/38 (d)	2,325	2,325,000

	Principal Amount (000)	U.S. $ Value
California Hlth Fac Fin Auth (Scripps Health)
Series 2010C
0.03%, 10/01/40 (d)	2,800	2,800,000
California Infra & Eco Dev Bk
0.02%, 10/01/47 (d)	5,750	5,750,000
California Infra & Eco Dev Bk (California Academy of Sciences)
Series 2008 A
0.03%, 9/01/38 (d)	300	300,000
Series 2008 F
0.03%, 9/01/38 (d)	500	500,000
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.05%, 12/01/31 (d)	100	100,000
California Statewide CDA (John Muir Health)
0.02%, 8/15/36 (d)	700	700,000
Series 2008C
0.03%, 8/15/27 (d)	1,800	1,800,000
California Statewide CDA (North Peninsula Jewish Campus)
0.05%, 7/01/34 (d)	190	190,000
Irvine Ranch Wtr Dist CA
0.03%, 10/01/41 (d)	1,100	1,100,000
0.04%, 4/01/33 (d)	1,105	1,105,000
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.03%, 12/01/36 (d)	2,000	2,000,000

		22,670,000

Colorado - 0.3%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
Series A-9
0.06%, 9/01/36 (d)	195	195,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.06%, 10/01/38 (d)	700	700,000

		895,000

Total Short-Term Municipal Notes (cost $23,565,000)		23,565,000

Total Municipal Obligations (cost $224,583,863)		226,940,079

AGENCIES - 6.1%
Other - 6.1%
Federal Home Loan Banks 1.75%, 8/22/12 (cost $21,870,240)	21,590	21,933,173

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
Vanguard MSCI Emerging Markets ETF (cost $3,794,706)	81,000	3,938,220
SHORT-TERM INVESTMENTS - 28.1%
Investment Companies - 28.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (e) (cost $100,431,943)	100,431,943	100,431,943

Total Investments - 98.9% (cost $350,680,752)(f)		353,243,415
Other assets less liabilities - 1.1%		3,878,099

Net Assets - 100.0%		$357,121,514

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	7	September 2011	$848,033	$863,591	$15,558
Euro STOXX 50 Index Futures	79	September 2011	3,191,842	3,262,720	70,878
FTSE 100 Index Futures	19	September 2011	1,760,152	1,799,912	39,760
FTSE MIB Index Futures	1	September 2011	147,004	146,559	(445)
Hang Seng Index Futures	2	July 2011	279,907	288,215	8,308
IBEX 35 Index Futures	1	July 2011	145,559	148,974	3,415
MSCI EAFE E Mini Futures	30	September 2011	2,527,993	2,573,850	45,857
OMX 30 Index Futures	27	July 2011	474,030	475,953	1,923
S&P 500 E Mini Index Futures	1,325	September 2011	83,887,817	87,151,875	3,264,058
S&P TSE 60 Index Futures	8	September 2011	1,230,263	1,264,472	34,209
Topix Index Futures	16	September 2011	1,600,242	1,688,342	88,100
U.S. T-Note 5 Yr Futures	35	September 2011	4,198,418	4,171,836	(26,582)
Sold Contracts
U.S. T-Note 10 Yr Futures	84	September 2011	10,236,984	10,275,563	(38,579)
U.S. T-Note 2 Yr Futures	32	September 2011	6,999,946	7,019,000	(19,054)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	535	$874,704	$858,217	$(16,487)
Citibank N.A.:
Canadian Dollar settling 8/15/11	968	1,001,355	1,002,654	1,299
Swiss Franc settling 8/15/11	365	416,232	434,241	18,009
Societe Generale:
Euro settling 8/15/11	1,060	1,518,407	1,535,399	16,992
Standard Chartered Bank:
Japanese Yen settling 8/15/11	82,911	1,028,602	1,030,099	1,497
UBS AG:
Great British Pound settling 8/15/11	274	446,329	439,535	(6,794)
Westpac Banking Corporation:
Australian Dollar settling 8/15/11	342	362,841	364,916	2,075
TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross Ex USA USD	1,788	1-Month USD-LIBOR-BBA Plus a specified spread*	$751	11/15/11	JPMorgan Chase Bank, N.A.	$65,002
Receive	MSCI Daily TR Gross Ex USA USD	17,280	1-Month USD-LIBOR-BBA Plus a specified spread*	7,400	11/15/11	JPMorgan Chase Bank, N.A.	482,592
Receive	MSCI Daily TR Gross Ex USA USD	5,038	1-Month USD-LIBOR-BBA Plus a specified spread*	2,243	7/16/12	Goldman Sachs International	61,537
Receive	MSCI Daily TR Gross Ex USA USD	15,570	1-Month USD-LIBOR-BBA Plus a specified spread*	6,630	4/16/12	Deutsche Bank AG	487,218

*	BBA - British Bankers’ Association

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $442,971 or 0.1% of net assets.
(c)	Variable rate coupon, rate shown as of June 30, 2011.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,080,966 and gross unrealized depreciation of investments was $(518,303), resulting in net unrealized appreciation of $2,562,663.

As of June 30, 2011, the Fund held 17.6% of net assets in insured bonds (of this amount 19.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$226,940,079	$—	$226,940,079
Fixed Income
Agencies	—	21,933,173	—	21,933,173
Equity
Investment Companies	—	3,938,220	—	3,938,220
Short-Term Investments	100,431,943	—	—	100,431,943

Total Investments in Securities	100,431,943	252,811,472	—	353,243,415
Other Financial Instruments* :
Assets
Futures Contracts	3,572,066	—	—	3,572,066
Forward Currency Exchange Contracts	—	39,872	—	39,872
Total Return Swap Contracts	—	1,096,349	—	1,096,349
Liabilities
Futures Contracts	(84,660)	—	—	(84,660)
Forward Currency Exchange Contracts	—	(23,281)	—	(23,281)

Total	$103,919,349	$253,924,412	$—	$357,843,761

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.1%
Long-Term Municipal Bonds - 65.1%
New York - 44.9%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,759,745
Buffalo NY GO
Series 2011A
4.00%, 12/01/13	4,280	4,511,805
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	1,350	1,519,371
NPFGC-RE Series 06A
5.00%, 12/01/19	1,335	1,450,144
Metropolitan Trnsp Auth NY
Series B
5.00%, 11/15/15	130	146,197
AMBAC
5.50%, 11/15/16	1,730	2,008,478
Nassau Cnty NY GO
3.00%, 10/01/12	2,610	2,671,987
4.00%, 10/01/13	2,090	2,207,751
5.00%, 4/01/20	2,050	2,236,079
New York NY GO
5.00%, 8/01/13-8/01/16	8,120	9,145,315
Series 2010B
5.00%, 8/01/19	1,275	1,472,332
Series 2010H-2
5.00%, 6/01/19	1,220	1,409,063
AMBAC
5.00%, 8/01/15	2,860	3,254,909
New York NY IDA (Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,153,621
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	2,000	2,176,380
Series FF
5.00%, 6/15/25	500	546,700
New York NY Trnsl Fin Auth
5.00%, 11/01/13-11/01/18	12,555	14,163,662
Series 02A
5.50%, 11/01/26 (a)	4,000	4,063,720
Series 2010I-2
5.00%, 11/01/19	2,000	2,342,260
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,625,000
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	722,735
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	3,150	3,328,857

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,371,213
Series 2009 A
5.00%, 7/01/24	3,440	3,709,730
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 2/15/13-3/15/18	9,955	11,273,451
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
NPFGC Series 1997E
6.00%, 6/15/12	250	262,778
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 8/15/12	7,285	7,503,259
Series 2010C
5.00%, 4/15/12	2,260	2,343,417
New York St Loc Gov Asst Corp.
5.00%, 4/01/12-4/01/13	3,175	3,378,242
AGM
5.00%, 4/01/12	3,530	3,653,762
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,966,830
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2010A
4.00%, 4/01/12	330	339,019
Series 2011A
4.00%, 4/01/13	3,335	3,534,099
AGM
5.00%, 4/01/12	890	920,999
AGM Series 5B
5.00%, 4/01/14	1,645	1,822,134
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,874,312
Oyster Bay NY GO
3.00%, 8/15/12	5,100	5,252,235
Port Authority of NY & NJ
NPFGC-RE
5.00%, 12/01/13	3,100	3,360,431
XLCA
5.00%, 10/01/19	1,000	1,058,170
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14 (b)	3,250	3,586,537
Triborough Brdg & Tunl Auth NY
4.00%, 11/15/12	3,585	3,758,155
NPFGC
5.50%, 11/15/20	5,200	6,169,644
Troy Res Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,717,396
Westchester Cnty Hlth Care Corp. NY
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/13	1,520	1,593,826

		145,365,750

Arizona - 0.9%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/22	2,575	2,767,765

California - 0.8%
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	2,300	2,430,065
Series 2009
5.00%, 6/15/13	100	107,572

		2,537,637

Colorado - 1.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	3,150	3,519,243
Regional Trnsp Dist Co. (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,076,152

		4,595,395

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,242,317

Florida - 3.4%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	3,500	3,841,040
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	2,155	2,287,450
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	193,004
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,087,845
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/12	450	473,252
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,838,609
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(c)	400	398,176

		11,119,376

Georgia - 1.1%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)

	Principal Amount (000)	U.S. $ Value
2.50%, 1/01/38	3,600	3,616,848

Illinois - 1.0%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	425	420,457
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	420,399
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	395	395,031
Illinois GO
Series 2010
5.00%, 1/01/18	160	173,432
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	1,849,085

		3,258,404

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	500	285,760

New Jersey - 0.9%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	225	225,000
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,555	2,701,708

		2,926,708

Pennsylvania - 1.7%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,200	1,223,460
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	210,220
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,159,560

		5,593,240

Puerto Rico - 5.6%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/16-7/01/18	5,350	5,959,596
Series 2003NN
5.50%, 7/01/20	1,660	1,807,176
Series 2010ZZ
5.00%, 7/01/19	720	761,234

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/22	705	731,057
Puerto Rico GO
Series A
5.00%, 7/01/30	675	691,801
NPFGC
5.50%, 7/01/16	1,945	2,109,508
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	1,125	1,179,911
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	585	599,561
XLCA
5.25%, 7/01/13	100	105,655
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	3,615	3,724,209
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	340	341,129

		18,010,837

Tennessee - 1.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	3,595	3,740,741

Texas - 0.6%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42(d)	1,875	1,886,156

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,432,549

Wisconsin - 0.1%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	210	220,605

Total Municipal Obligations (cost $209,095,638)		210,600,088

AGENCIES - 2.0%
Other - 2.0%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $6,328,197)	6,250	6,349,344

Company	Shares
INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
Vanguard MSCI Emerging Markets ETF (cost $3,405,987)	72,600	3,529,812

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 29.8%
Investment Companies - 29.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (e) (cost $96,574,047)	96,574,047	$96,574,047

Total Investments - 98.0% (cost $315,403,869) (f)		317,053,291
Other assets less liabilities - 2.0% (g)		6,456,394

Net Assets – 100.0%		$323,509,685

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	6	September 2011	$726,886	$740,221	$13,335
Euro STOXX 50 Index Futures	65	September 2011	2,626,199	2,684,517	58,318
FTSE 100 Index Futures	16	September 2011	1,482,234	1,515,716	33,482
FTSE MIB Index Futures	2	September 2011	294,009	293,119	(890)
Hang Seng Index Futures	2	July 2011	279,907	288,215	8,308
IBEX 35 Index Futures	1	July 2011	145,559	148,974	3,415
MSCI EAFE E Mini Futures	34	September 2011	2,865,059	2,917,030	51,971
OMX 30 Index Futures	23	July 2011	403,803	405,441	1,638
S&P 500 E Mini Index Futures	1,202	September 2011	76,116,452	79,061,550	2,945,098
S&P TSE 60 Index Futures	7	September 2011	1,076,480	1,106,413	29,933
Topix Index Futures	14	September 2011	1,400,212	1,477,299	77,087
U.S. T-Note 5 Yr Futures	12	September 2011	1,439,458	1,430,344	(9,114)
Sold Contracts
U.S. T-Note 2 Yr Futures	11	September 2011	2,406,231	2,412,781	(6,550)
U.S. T-Note 10 Yr Futures	29	September 2011	3,527,076	3,547,515	(20,439)

					$3,185,592

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	601	$982,611	$964,091	$(18,520)
Citibank N.A.:
Canadian Dollar settling 8/15/11	893	923,771	924,969	1,198
Societe Generale:
Euro settling 8/15/11	873	1,250,538	1,264,532	13,994
Standard Chartered Bank:
Japanese Yen settling 8/15/11	55,536	688,985	689,987	1,002
State Street Bank and Trust Compay:
Swiss Franc settling 8/15/11	243	277,312	289,098	11,786
Westpac Banking Coporation:
Australian Dollar settling 8/15/11	352	373,451	375,586	2,135

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	13,738	1-Month USD-LIBOR-BBA Plus a specified spread*	$5,850	4/16/12	Deutsche Bank AG	$429,891
Receive	MSCI Daily TR Gross EAFE	4,534	1-Month USD-LIBOR-BBA Plus a specified spread*	2,018	7/16/12	Goldman Sachs International	55,381
Receive	MSCI Daily TR Gross EAFE	2,027	1-Month USD-LIBOR-BBA Plus a specified spread*	851	11/15/11	JPMorgan Chase Bank, N.A.	73,687
Receive	MSCI Daily TR Gross EAFE	16,112	1-Month USD-LIBOR-BBA Plus a specified spread*	6,900	11/15/11	JPMorgan Chase Bank, N.A.	447,736

							$1,006,695

*	BBA - British Bankers’ Association

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2011.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $398,176 or 0.1% of net assets.
(d)	Variable rate coupon, rate shown as of June 30, 2011.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,470,320 and gross unrealized depreciation of investments was $(820,898), resulting in net unrealized appreciation of $1,649,422.
(g)	An amount of U.S. $5,607,251 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2011.

As of June 30, 2011, the Fund held 14.8% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$210,600,088	$—	$210,600,088
Fixed Income
Agencies	—	6,349,344	—	6,349,344
Investment Companies	—	3,529,812	—	3,529,812
Short-Term Investments	96,574,047	—	—	96,574,047

Total Investments in Securities	96,574,047	220,479,244	—	317,053,291
Other Financial Instruments* :
Assets:
Futures Contracts	3,222,585	—	—	3,222,585
Forward Currency Exchange Contracts	—	30,115	—	30,115
Total Return Swap Contracts	—	1,006,695	—	1,006,695
Liabilities:
Futures Contracts	(36,993)	—	—	(36,993)
Forward Currency Exchange Contracts	—	(18,520)	—	(18,520)

Total	$99,759,639	$221,497,534	$—	$321,257,173

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2011